File Nos. 333-40309
                                                                      811-08483
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [ ]
     Pre-Effective Amendment No.                                         [ ]
     Post-Effective Amendment No. 6                                      [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [ ]
     Amendment No. 7                                                     [X]

                      (Check appropriate box or boxes.)

     CONSECO VARIABLE ANNUITY ACCOUNT F
     -------------------------------------------------
     (Exact Name of Registrant)

     CONSECO VARIABLE INSURANCE COMPANY
     ----------------------------------------
     (Name of Depositor)

     11815 N. Pennsylvania Street
     Carmel, Indiana                                               46032-4572
     ---------------------------------------------------           ----------
     (Address of Depositor's Principal Executive Offices)          (Zip Code)


Depositor's Telephone Number, including Area Code   (317) 817-3700

     Name and Address of Agent for Service
       Michael A. Colliflower
       Conseco Variable Insurance Company
       11815 N. Pennsylvania Street
       Carmel, Indiana 46032-4572
       (317) 817-3700

     Copies to:
       Judith A. Hasenauer
       Blazzard, Grodd & Hasenauer, P.C.
       943 Post Road East
       Westport, CT 06880


It is proposed that this filing will become effective:

    _____ immediately upon filing pursuant to paragraph (b) of Rule 485
    __X__ on May 1, 2000 pursuant to paragraph (b) of Rule 485
    _____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
    _____ on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following:

     _____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
     Variable Annuity Contracts


================================================================================



                              CROSS REFERENCE SHEET
                             (required by Rule 495)

ITEM NO.                                                                  Location
--------                                                                  --------

                                     PART A

Item 1.          Cover Page                                               Cover Page

Item 2.          Definitions                                              Index of Special Terms

Item 3.          Synopsis                                                 Highlights

Item 4.          Condensed Financial Information                          Appendix A - Condensed
                                                                          Financial Information
Item 5.          General Description of Registrant,
                 Depositor, and Portfolio Companies                       Other Information -
                                                                          Conseco Variable; The
                                                                          Separate Account;
                                                                          Investment Options;
                                                                          Appendix B

Item 6.          Deductions and Expenses                                  Expenses

Item 7.          General Description of Variable
                 Annuity Contracts                                        The Annuity Contract

Item 8.          Annuity Period                                           Annuity Payments
                                                                          (The Income Phase)

Item 9.          Death Benefit                                            Death Benefit

Item 10.         Purchases and Contract Value                             Purchase

Item 11.         Redemptions                                              Access to Your Money

Item 12.         Taxes                                                    Taxes

Item 13.         Legal Proceedings                                        None

Item 14.         Table of Contents of the Statement
                 of Additional Information                                Table of Contents of the
                                                                          Statement of Additional
                                                                          Information


                              CROSS REFERENCE SHEET
                             (required by Rule 495)

ITEM NO.                                                                        LOCATION
--------                                                                        --------

                                     PART B

Item 15.            Cover Page                                                  Cover Page

Item 16.            Table of Contents                                           Table of Contents

Item 17.            General Information and History                             Company

Item 18.            Services                                                    Not Applicable

Item 19.            Purchase of Securities Being Offered                        Not Applicable

Item 20.            Underwriters                                                Distribution

Item 21.            Calculation of Performance Data                             Calculation of Performance
                                                                                Information

Item 22.            Annuity Payments                                            Annuity Provisions

Item 23.            Financial Statements                                        Financial Statements


                                     PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered in Part C to this Registration Statement.



                                     PART A

                     The Individual Fixed and Variable Annuity

                                    issued by

                       Conseco Variable Annuity Account F

                                       and

                       Conseco Variable Insurance Company



     This prospectus describes the Individual Fixed and Variable Annuity Contract offered by Conseco Variable Insurance Company (Conseco Variable).

     The annuity contract has 49 investment choices-a fixed account which offers an interest rate which is guaranteed not to be less than 3% by Conseco Variable, the interest adjustment account and 47 investment portfolios listed below. Prior to May 1, 2000, the interest adjustment account was known as the market value adjustment account option. The interest adjustment account may not be available in your state. You can put your money in the fixed account, the interest adjustment account and/or the investment portfolios. Your investments in the investment portfolios are not guaranteed. You could lose your money. Currently, you can invest in up to 15 investment portfolios at one time. Money you direct to the fixed account and the interest adjustment account earns interest at a rate guaranteed by us.

CONSECO SERIES TRUST
MANAGED BY CONSECO CAPITAL MANAGEMENT, INC.

     o    Conseco 20 Focus Portfolio

     o    Equity Portfolio

     o    Balanced Portfolio

     o    High Yield Portfolio

     o    Fixed Income Portfolio

     o    Government Securities Portfolio

     o    Money Market Portfolio


THE ALGER AMERICAN FUND
MANAGED BY FRED ALGER MANAGEMENT, INC.

     o    Alger American Growth Portfolio

     o    Alger American Leveraged AllCap Portfolio

     o    Alger American MidCap Growth Portfolio

     o    Alger American Small Capitalization Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
MANAGED BY AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.

     o    VP Income & Growth

     o    VP International

     o    VP Value

BERGER INSTITUTIONAL PRODUCTS TRUST
MANAGED BY BERGER LLC

     o    Berger IPT - Growth Fund (formerly, Berger IPT -100 Fund)

     o    Berger IPT - Growth and Income Fund

     o    Berger IPT - Small Company Growth Fund

     o    Berger IPT - New Generation Fund

Managed by BBOI Worldwide LLC

     o    Berger/BIAM IPT International Fund

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
MANAGED BY THE DREYFUS CORPORATION

DREYFUS STOCK INDEX FUND
MANAGED BY THE DREYFUS CORPORATION

DREYFUS VARIABLE INVESTMENT FUND ("Dreyfus VIF")
MANAGED BY THE DREYFUS CORPORATION

     o    Dreyfus VIF Disciplined Stock Portfolio

     o    Dreyfus VIF International Value Portfolio


FEDERATED INSURANCE SERIES
MANAGED BY FEDERATED INVESTMENT MANAGEMENT COMPANY

     o    Federated High Income Bond Fund II

     o    Federated Utility Fund II

MANAGED BY FEDERATED GLOBAL INVESTMENT MANAGEMENT CORP.

     o    Federated International Equity Fund II

INVESCO VARIABLE INVESTMENT FUNDS, INC. (not available for new sales as of
  May 1, 2000)
MANAGED BY INVESCO FUNDS GROUP, INC.

     o    INVESCO VIF - High Yield Fund

     o    INVESCO VIF - Equity Income Fund

JANUS ASPEN SERIES
MANAGED BY JANUS CAPITAL CORPORATION

     o    Aggressive Growth Portfolio

     o    Growth Portfolio

     o    Worldwide Growth Portfolio

LAZARD RETIREMENT SERIES, INC.
MANAGED BY LAZARD ASSET MANAGEMENT

     o    Lazard Retirement Equity Portfolio

     o    Lazard Retirement Small Cap Portfolio

LORD ABBETT SERIES FUND, INC.
MANAGED BY LORD, ABBETT & CO.

     o    Growth & Income Portfolio

MITCHELL HUTCHINS SERIES TRUST
MANAGED BY MITCHELL HUTCHINS ASSET MANAGEMENT INC.

     o    Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
MANAGED BY NEUBERGER BERMAN MANAGEMENT INC.

     o    Limited Maturity Bond Portfolio

     o    Partners Portfolio

RYDEX VARIABLE TRUST
MANAGED BY PADCO ADVISORS II, INC.

     o    OTC Fund
     o    Nova Fund


SELIGMAN PORTFOLIOS, INC.
MANAGED BY J. & W. SELIGMAN & CO. INCORPORATED

     o    Seligman Communications and Information Portfolio

     o    Seligman Global Technology Portfolio

STRONG OPPORTUNITY FUND II, INC.
ADVISED BY STRONG CAPITAL MANAGEMENT, INC.

     o    Opportunity Fund II

STRONG VARIABLE INSURANCE FUNDS, INC.
ADVISED BY STRONG CAPITAL MANAGEMENT, INC.

     o    Strong Mid Cap Growth Fund II

VAN ECK WORLDWIDE INSURANCE TRUST
MANAGED BY VAN ECK ASSOCIATES CORPORATION

     o    Worldwide Bond Fund

     o    Worldwide Emerging Markets Fund

     o    Worldwide Hard Assets Fund

     o    Worldwide Real Estate Fund

     Please read this prospectus before investing and keep it on file for future reference. It contains important information about the Conseco Advantage Fixed and Variable Annuity Contract.

     To learn more about the Conseco Advantage Fixed and Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2000. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page __ of this prospectus. For a free copy of the SAI, call us at (800) 824-2726 or write us at our administrative office: 11815 N. Pennsylvania Street, Carmel, Indiana 46032.

The Contracts:

     o    are not bank deposits

     o    are not federally insured

     o    are not endorsed by any bank or government agency

     o    are not guaranteed and may be subject to loss of principal


     The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

                                                                    May 1, 2000

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2000 Account F
                                                              Individual Annuity

================================================================================

Table of Contents
                                                                          Page

Index of Special Terms......................................................
Highlights..................................................................
Fee Table...................................................................

1.  The Conseco Advantage Annuity Contract .................................

2.  Annuity Payments (The Income Phase).....................................

3.  Purchase................................................................
    Purchase Payments........................................................
    Allocation of Purchase Payments..........................................
    Free Look................................................................
    Accumulation Units.......................................................

4.  Investment Options.......................................................
    Investment Portfolios....................................................
    Voting Rights............................................................
    Substitution.............................................................
    The Fixed Account and the Interest Adjustment Account....................
    Transfers................................................................
    Dollar Cost Averaging Program............................................
    Rebalancing Program......................................................
    Asset Allocation Program.................................................
    Sweep Program............................................................

5.  Expenses.................................................................
    Insurance Charges........................................................
    Contract Maintenance Charge..............................................
    Contingent Deferred Sales Charge.........................................
    Reduction or Elimination of the Contingent Deferred Sales Charge.........
    Transfer Fee.............................................................
    Premium Taxes............................................................
    Income Taxes.............................................................
    Investment Portfolio Expenses............................................

6.  Taxes....................................................................
    Annuity Contracts in General.............................................
    Qualified and Non-Qualified Contracts....................................
    Withdrawals--Non-Qualified Contracts.....................................
    Withdrawals--Qualified Contracts.........................................
    Withdrawals--Tax-Sheltered Annuities.....................................
    Diversification..........................................................
    Investor Control.........................................................

7.  Access To Your Money.....................................................
    Systematic Withdrawal Program............................................
    Suspension of Payments or Transfers......................................

8.  Performance.............................................................

9.  Death Benefit...........................................................
    Upon Your Death.........................................................
    Death of Annuitant......................................................

10. Other Information.......................................................
    Conseco Variable........................................................
    The Separate Account. ..................................................
    Distributor.............................................................
    Ownership...............................................................
    Beneficiary.............................................................
    Assignment..............................................................
    Financial Statements....................................................

Table of Contents of the Statement of Additional Information................

Appendix A--Condensed Financial Information.................................

Appendix B -Participating Investment Portfolios............................



                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2000 Account F
                                                              Individual Annuity

================================================================================

Index of Special Terms

     Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.


                                                                            Page

Accumulation Phase.........................................................
Accumulation Unit..........................................................
Annuitant..................................................................
Annuity Date...............................................................
Annuity Options............................................................
Annuity Payments...........................................................
Annuity Unit...............................................................
Beneficiary................................................................
Contract...................................................................
Income Phase...............................................................
Investment Portfolios......................................................
Joint Owner................................................................
Non-Qualified..............................................................
Owner......................................................................
Purchase Payment...........................................................
Qualified..................................................................
Tax-Deferral...............................................................


                                   HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, (the owner) and us (the insurance company). The contract provides a way for you to invest on a tax-deferred basis in the subaccounts of Conseco Variable Annuity Account F (Separate Acount), the fixed account and the interest adjustment account. The contract is intended to be used to accumulate money for retirement or other long-term tax-deferred investment purposes.

All deferred annuity contracts, like the contract, have two periods: the accumulation period (accumulation phase) and the annuity period (income phase). During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. If you make a withdrawal during the accumulation phase, we may assess a charge of up to 7% of each purchase payment withdrawn. The income phase occurs when you begin receiving regular annuity payments from your contract.

You can choose to receive annuity payments on a variable basis, on a fixed basis or a combination of both. If you choose variable payments, the amount of the variable annuity payments will depend upon the investment performance of the investment portfolios you select for the income phase. If you choose fixed payments, the amount of the fixed annuity payments are constant for the entire income phase.

Free Look. If you cancel the contract within 10 days after receiving it (or whatever longer time period is required in your state), we will cancel the contract without assessing a contingent deferred sales charge. You will receive whatever your contract is worth on the day we receive your request for cancellation. This may be more or less than your original payment. We will return your original payment if required by law.

Tax Penalty. The earnings in your contract are not taxed until you take money out of your contract. If you take money out during the accumulation phase, earnings come out first and are taxed as ordinary income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the income phase are considered partly a return of your original investment. The part of each payment that is a return of your investment is not taxable as income.

Inquiries.  If you need more information, please contact us at:

            Conseco Variable Insurance Company
            11815 N. Pennsylvania Street
            Carmel, Indiana 46032
            (800) 824-2726



================================================================================

Fee Table

The purpose of the Fee Table is to show you the various contract expenses you will pay directly or indirectly. The Fee Table reflects expenses of the Separate Account as well as the investment portfolios.

OWNER TRANSACTION EXPENSES

Contingent Deferred Sales Charge: (as a percentage of Purchase Payments) (See
Note 1 under "Explanation of Fee Table and Examples")

                                                           Contingent Deferred
     No. of Years from Receipt of Purchase Payment             Sales Charge
     =========================================================================
     First Year....................................................   7%
     Second Year...................................................   7%
     Third Year....................................................   6%
     Fourth Year...................................................   5%
     Fifth Year....................................................   4%
     Sixth Year....................................................   3%
     Seventh Year..................................................   2%
     Eighth Year and more..........................................   0%
     ====================================================================


Transfer Fee: (see Note 2 under "Explanation of Fee Table and Examples")


No charge for one transfer in each 30 day period during the accumulation phase. Thereafter, we may charge a fee of $25 per transfer. We will not charge for the two transfers allowed each year during the income phase.


CONTRACT MAINTENANCE CHARGE:

(see Note 3 under "Explanation of Fee Table and Examples")
$30 per Contract per year
(this charge can be increased up to a maximum of $60 per contract per year)


SEPARATE ACCOUNT ANNUAL EXPENSES ("Insurance Charges"):
(as a percentage of average account value)
Mortality and Expense Risk Charge                    1.25%
Administrative Charge (the administrative
  charge can be increased to .25%)                    .15%
                                                     -----
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES               1.40%



INVESTMENT PORTFOLIO EXPENSES:
(as a percentage of the average daily net assets of an investment portfolio)







                                                                                      OTHER EXPENSES          TOTAL ANNUAL
                                                                                          (AFTER            PORTFOLIO EXPENSES
                                                                                          EXPENSE            (AFTER EXPENSE
                                                                                       REIMBURSEMENT,      REIMBURSEMENT, IF
                                                                                          IF ANY,               ANY, FOR
                                                          MANAGEMENT      12b-1         FOR CERTAIN              CERTAIN
                                                             FEES         FEES          PORTFOLIOS)            PORTFOLIOS)
------------------------------------------------------  --------------- --------   ---------------------  ---------------------





CONSECO SERIES TRUST (a)
Conseco 20 Focus Portfolio(b).........................       0.80%          -              0.10%                  0.90%
Equity Portfolio .....................................       0.75%         --              0.02%                  0.77%
Balanced Portfolio ...................................       0.75%         --              0.00%                  0.75%
High Yield Portfolio (b)..............................       0.80%          -              0.10%                  0.90%
Fixed Income Portfolio................................       0.60%         --              0.07%                  0.67%
Government Securities Portfolio.......................       0.60%         --              0.06%                  0.66%
Money Market Portfolio (c)............................       0.35%         --              0.05%                  0.40%

THE ALGER AMERICAN FUND
Alger American Growth Portfolio.......................       0.75%         --              0.04%                  0.79%
Alger American Leveraged AllCap Portfolio (d).........       0.85%         --              0.08%                  0.93%
Alger American Mid Cap Growth Portfolio...............       0.80%         --              0.05%                  0.85%
Alger American Small Capitalization Portfolio.........       0.85%         --              0.05%                  0.90%

AMERICAN CENTURY VARIABLE PORTFOLIOS,
INC.
VP Income & Growth(e).................................       0.70%         --              0.00%                  0.70%
VP International(e)...................................       1.34%         --              0.00%                  1.34%
VP Value(e)...........................................       1.00%         --              0.00%                  1.00%

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT Growth Fund (f)............................       0.75%         --              0.25%                  1.00%
Berger IPT--Growth and Income Fund (f)................       0.75%         --              0.25%                  1.00%
Berger IPT--Small Company Growth Fund (f).............       0.85%         --              0.30%                  1.15%
Berger IPT -New Generation Fund(f)....................       0.85%          -              0.30%                  1.15%
Berger/BIAM IPT--International Fund (f)...............       0.90%         --              0.30%                  1.20%

THE DREYFUS SOCIALLY RESPONSIBLE                             0.75%         --              0.04%                  0.79%
GROWTH FUND, INC

DREYFUS STOCK INDEX FUND                                     0.25%         --              0.01%                  0.26%

DREYFUS VARIABLE INVESTMENT FUND
Dreyfus VIF Disciplined Stock Portfolio...............       0.75%         --              0.06%                  0.81%
Dreyfus VIF International Value Portfolio.............       1.00%         --              0.35%                  1.35%

FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II....................       0.60%         --              0.19%                  0.79%
Federated International Equity Fund II (g)............       0.54%         --              0.71%                  1.25%
Federated Utility Fund II ............................       0.75%         --              0.19%                  0.94%

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - High Yield Fund (h)....................        0.60%         --              0.47%                  1.07%
INVESCO VIF - Equity Income Fund (h).................        0.75%         --              0.42%                  1.17%

JANUS ASPEN SERIES, Institutional Shares
Aggressive Growth Portfolio(i).......................        0.65%         --              0.02%                  0.67%
Growth Portfolio (i).................................        0.65%         --              0.02%                  0.67%
Worldwide Growth Portfolio (i).......................        0.65%         --              0.05%                  0.70%

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio (j)...............        0.75%        0.25%            0.25%                  1.25%
Lazard Retirement Small Cap Portfolio (j)............        0.75%        0.25%            0.25%                  1.25%

LORD ABBETT SERIES FUND, INC.
Growth & Income Portfolio............................        0.50%         --              0.37%                  0.87%

MITCHELL HUTCHINS SERIES TRUST
Growth and Income Portfolio...........................      0.70%         --              0.53%                  1.23%

NEUBERGER BERMAN ADVISERS MANAGEMENT
TRUST
Limited Maturity Bond Portfolio.......................      0.65%         --              0.11%                  0.76%
Partners Portfolio....................................      0.80%         --              0.07%                  0.87%

RYDEX VARIABLE TRUST
OTC Fund..............................................      0.75%          -              0.80%                  1.55%
Nova Fund.............................................      0.75%          -              0.80%                  1.55%

SELIGMAN PORTFOLIOS, INC.
Seligman Communications and Information
  Portfolio (k)  .....................................      0.75%        0.25%            0.11%                  1.11%
Seligman Global Technology Portfolio (k)..............      1.00%        0.15%            0.40%                  1.55%

STRONG OPPORTUNITY FUND II, INC.
Opportunity Fund II...................................      1.00%         --              0.14%                  1.14%

STRONG VARIABLE INSURANCE FUNDS, INC
Strong Mid Cap Growth Fund II (l)....................       1.00%         --              0.15%                  1.15%

VAN ECK WORLDWIDE INSURANCE TRUST (m)
Worldwide Bond Fund...................................      1.00%         --              0.22%                  1.22%
Worldwide Emerging Markets Fund.......................      1.00%         --              0.54%                  1.54%
Worldwide Hard Assets Fund............................      1.00%         --              0.26%                  1.26%
Worldwide Real Estate Fund............................      1.00%         --              2.23%                  3.23%




(a) The Adviser, Conseco Capital Management, Inc., and the Administrator, Conseco Services, LLC, have contractually agreed to waive a portion of their fees and/or pay a portion of the Portfolio's expenses through 4/30/01 to ensure that total annual operating expenses do not exceed:
      0.90% for Conseco 20 Focus Portfolio; 0.85% for Equity Portfolio; 0.85% for Balanced Portfolio; 0.90% for High Yield Portfolio; 0.70% for Fixed Income Portfolio; 0.70% for Government Securities Portfolio and 0.45% for Money Market Portfolio. The Adviser and Administrator may recover any money waived under the contract provisions, to the extent that actual fees and expenses are less than the expense limitation, for a period of 3 years, after the date of the waiver.

(b) Because these Portfolios have not completed a full fiscal year, other expenses are estimated.

(c) Conseco Capital Management, Inc., since May 1, 1993, has waived its management fees in excess of the annual rate set forth above. Absent such fee waivers, the management fees for the Money Market Portfolio would be 0.60%.

(d) The Alger American Leveraged AllCap Portfolio's "Other Expenses" includes .01% of interest expense.

(e) The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as the fund's assets increase.

(f) The Funds' investment advisers have agreed to waive their advisory fee and reimburse the Funds for additional expenses to the extent that normal operating expenses in any fiscal year, including the investment advisory fee but excluding brokerage commissions, interest, taxes and extraordinary expenses, of each of the Berger IPT-Growth Fund and the Berger IPT-Growth and Income Fund exceed 1.00%, the normal operating expenses in any fiscal year of each of the Berger IPT-Small Company Growth Fund and the Berger IPT-New Generation Fund exceed 1.15%, and the normal operating expenses of the Berger/BIAM IPT-International Fund exceed 1.20% of the respective Fund's average daily net assets. Absent the waiver and reimbursement, the other expenses for the Berger IPT-Growth Fund, The Berger IPT-New Generation Fund, the Berger IPT-Growth and Income Fund, the Berger IPT-Small Company Growth Fund and the Berger/BIAM IPT-International Fund would have been 1.43%, 0.43%, 0.64%, 2.10% and 1.55%, respectively, and their Total Annual Portfolio Expenses would have been 2.18%, 1.18%, 1.49%, 2.95% and 2.45%, respectively. These waivers/reimbursements may not terminated or amended except by a vote of the Fund's Board of Trustees. Expenses shown for the Berger IPT-New Generation Fund are based on estimates for the Fund's first full year of operations.

(g) Absent a voluntary waiver of the management fee and the voluntary reimbursement of certain other operating expenses by Federated Global Investment Management Corp., the Management Fee and Total Annual Portfolio Expenses for International Equity Fund II would have been 0.75% and 1.46%, respectively.

(h) The fund's actual Total Annual Portfolio Expenses were lower than the figures shown because its custodian fees were reduced under an expense offset arrangement. The expense information presented in the table has been restated from the financials to reflect a change in the administrative services fee.

     Certain expenses of the Fund were absorbed voluntarily by INVESCO in order to ensure that expenses did not exceed 1.05% for the High Yield Fund's average net assets and 1.15% for the Equity Income Fund's average net assets pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. Without such absorption, but excluding any expense offset arrangements, Other Expenses and Total Annual Operating Expenses for the fiscal year ended December 31, 1999 were 0.48% and 1.08% respectively of the High Yield Fund's average net assets, and 0.44% and 1.19% respectively of the Equity Income Fund's average net assets.

(i) Expenses are based upon expenses for the fiscal year ended December 31, 1999, restated to reflect a reduction in the management fee for Growth, Aggressive Growth and Worldwide Growth Portfolios. All expenses are shown without the effect of expense offset arrangements.

(j) Effective May 1, 1999, Lazard Asset Management, the Fund's investment adviser, has voluntarily agreed to reimburse all expenses through December 31, 2000 to the extent total annual portfolio expenses exceed in any fiscal year 1.25% of the Portfolio's average daily net assets. Absent such an agreement with the adviser, the total annual portfolio expenses for the year ended December 31, 1999 would have been 5.63% for the Lazard Retirement Equity Portfolio and 7.31% for the Lazard Retirement Small Cap Portfolio.

(k) The amount of the Management Fee and Other Expenses are actual expenses for the fiscal year ended December 31, 1999. Seligman Communications and Information Fund and Seligman Global Technology Fund began offering shares charging 12b-1 fees effective May 1, 2000. J. & W. Seligman & Co. Incorporated ("Seligman") voluntarily agreed to reimburse expenses of Seligman Global Technology Portfolio, other than the management fee, which exceed .40%. Without reimbursement, other expenses and total annual portfolio expenses would have been .41% and 1.56% respectively, for Seligman Global Technology Portfolio. There is no assurance that Seligman will continue this policy in the future.

(l) Strong Capital Management, Inc., the fund's advisor of the Strong Mid Cap Growth Fund II is currently absorbing expenses of 0.02%. Without these absorptions, the expenses would have been 1.17% for the year ended December 31, 1999. The Advisor has no current intention to, but may in the future, discontinue or modify any waiver of fees or absorption of expenses at its discretion with appropriate notification to its shareholders.


(m) Van Eck Associates Corporation (the "Adviser") agreed to assume expenses (excluding interest, foreign taxes and brokerage commissions) exceeding 1.50% of the Worldwide Emerging Markets Fund's average daily net assets for the period January 1, 1999 to May 12, 1999. For the period May 13, 1999 to December 31, 1999, the Adviser agreed to assume expenses (excluding interest, foreign taxes and brokerage commissions) exceeding 1.30% of average daily net assets. For the Worldwide Real Estate Fund, the Adviser agreed to assume expenses (excluding interest, foreign taxes and brokerage commissions) for the period January 2, 1999 to February 28, 1999. The Adviser also agreed to assume expenses exceeding 1.50% of the Worldwide Real Estate Fund's average daily net assets for the period March 3, 1999 to December 31, 1999. The Worldwide Real Estate Fund expenses were also reduced by a fee arrangement based on cash balances left on deposit with the custodian and a directed brokerage arrangement where the Fund directs certain portfolio trades to a broker that, in turn, pays a portion of the Fund's expenses.



Explanation of Fee Table and Examples

     1. Every year you can take money out of your Contract, without the contingent deferred sales charge, of an amount equal to the greater of: (i) 10% of the value of your Contract or (ii) the IRS minimum distribution requirement for your Contract if issued as an Individual Retirement Annuity, or (iii) the total of your Purchase Payments that have been in the Contract more than 7 complete years.


     2. Conseco Variable will not charge you the transfer fee even if there is more than one transfer in a 30-day period during the Accumulation Phase if the transfer is for the Dollar Cost Averaging, Sweep or Rebalancing Programs. We will also not charge you a transfer fee on transfers made at the end of the free look period. All reallocations made on the same day count as one transfer.

     3. Conseco Variable will not charge the contract maintenance charge if the value of your Contract is $50,000 or more. However, if you make a complete withdrawal, we will charge the contract maintenance charge.

     4. Premium taxes are not reflected. Premium taxes may apply depending on the state where you live.

     5. The assumed average Contract size is $30,000.

     6. The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

     There is Condensed Financial Information in Appendix A to this prospectus.


Examples:

     You would pay the following expenses assuming the current charges under your contract were assessed on a $1,000 investment, assuming a hypothetical 5% annual return on assets, and assuming the entire $1,000 is invested in the option listed:

     (a) if you surrender your Contract at the end of each time period; (b) if you do not surrender your Contract; (c) if you annuitize your Contract (except under certain circumstances).

                                                                                               TIME PERIODS
                                                                              1 YEAR        3 YEARS       5 YEARS       10 YEARS
================================================================================================================================
CONSECO SERIES TRUST
Conseco 20 Focus..........................................................    (a)$ 87       (a)$127       (a)$162       (a)$270
                                                                              (b)$ 24       (b)$ 74       (b)$126       (b)$270
                                                                              (c)$ 87       (c)$127       (c)$126       (c)$270
Equity ...................................................................    (a)$ 86       (a)$123       (a)$155       (a)$257
                                                                              (b)$ 23       (b)$ 70       (b)$120       (b)$257
                                                                              (c)$ 86       (c)$123       (c)$120       (c)$257
Balanced .................................................................    (a)$ 85       (a)$123       (a)$154       (a)$255
                                                                              (b)$ 23       (b)$ 69       (b)$119       (b)$255
                                                                              (c)$ 85       (c)$123       (c)$119       (c)$255
High Yield ...............................................................    (a)$ 87       (a)$127       (a)$162       (a)$270
                                                                              (b)$ 24       (b)$ 74       (b)$126       (b)$270
                                                                              (c)$ 87       (c)$127       (c)$126       (c)$270
Fixed Income .............................................................    (a)$ 85       (a)$120       (a)$150       (a)$247
                                                                              (b)$ 22       (b)$ 67       (b)$115       (b)$247
                                                                              (c)$ 85       (c)$120       (c)$115       (c)$247
Government Securities ....................................................    (a)$ 84       (a)$120       (a)$150       (a)$246
                                                                              (b)$ 22       (b)$ 67       (b)$114       (b)$246
                                                                              (c)$ 84       (c)$120       (c)$114       (c)$246
Money Market .............................................................    (a)$ 82       (a)$112       (a)$136       (a)$219
                                                                              (b)$ 19       (b)$ 59       (b)$101       (b)$219
                                                                              (c)$ 82       (c)$112       (c)$101       (c)$219
THE ALGER AMERICAN FUND
Alger American Growth ....................................................    (a)$ 86       (a)$124       (a)$156       (a)$259
                                                                              (b)$ 23       (b)$ 71       (b)$121       (b)$259
                                                                              (c)$ 86       (c)$124       (c)$121       (c)$259
Alger American Leveraged AllCap...........................................    (a)$ 87       (a)$128       (a)$163       (a)$273
                                                                              (b)$ 24       (b)$ 75       (b)$128       (b)$273
                                                                              (c)$ 87       (c)$128       (c)$128       (c)$273
Alger American MidCap Growth..............................................    (a)$ 86       (a)$126       (a)$159       (a)$265
                                                                              (b)$ 24       (b)$ 72       (b)$124       (b)$265
                                                                              (c)$ 86       (c)$126       (c)$124       (c)$265
Alger American Small Capitalization.......................................    (a)$ 87       (a)$127       (a)$162       (a)$270
                                                                              (b)$ 24       (b)$ 74       (b)$126       (b)$270
                                                                              (c)$ 87       (c)$127       (c)$126       (c)$270

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC
VP Income & Growth .......................................................    (a)$ 85       (a)$121       (a)$152       (a)$250
                                                                              (b)$ 22       (b)$ 68       (b)$116       (b)$250
                                                                              (c)$ 85       (c)$121       (c)$116       (c)$250
VP International .........................................................    (a)$ 91       (a)$141       (a)$184       (a)$313
                                                                              (b)$ 28       (b)$ 87       (b)$148       (b)$313
                                                                              (c)$ 91       (c)$141       (c)$148       (c)$313
VP Value .................................................................    (a)$ 88       (a)$130       (a)$167       (a)$280
                                                                              (b)$ 25       (b)$ 77       (b)$131       (b)$280
                                                                              (c)$ 88       (c)$130       (c)$131       (c)$280
BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT -Growth.......................................................     (a)$ 88       (a)$130       (a)$167       (a)$280
                                                                              (b)$ 25       (b)$ 77       (b)$131       (b)$280
                                                                              (c)$ 88       (c)$130       (c)$131       (c)$280
Berger IPT-Growth and Income .............................................    (a)$ 88       (a)$130       (a)$167       (a)$280
                                                                              (b)$ 25       (b)$ 77       (b)$131       (b)$280
                                                                              (c)$ 88       (c)$130       (c)$131       (c)$280
Berger IPT-Small Company Growth ..........................................    (a)$ 89       (a)$135       (a)$174       (a)$295
                                                                              (b)$ 27       (b)$ 81       (b)$139       (b)$295
                                                                              (c)$ 89       (c)$135       (c)$139       (c)$295
Berger IPT New Generation................................................     (a)$ 89       (a)$135       (a)$174       (a)$295
                                                                              (b)$ 27       (b)$ 81       (b)$139       (b)$295
                                                                              (c)$ 89       (c)$135       (c)$139       (c)$295

Berger/BIAM IPT--International ...........................................    (a)$ 90       (a)$136       (a)$177       (a)$300
                                                                              (b)$ 27       (b)$ 83       (b)$141       (b)$300
                                                                              (c)$ 90       (c)$136       (c)$141       (c)$300


                                                                                               TIME PERIODS
                                                                              1 YEAR        3 YEARS       5 YEARS       10 YEARS
================================================================================================================================
The Dreyfus Socially Responsible Growth Fund, Inc.........................    (a) $86       (a)$124       (a)$156       (a)$259
                                                                              (b) $23       (b)$ 71       (b)$121       (b)$259
                                                                              (c) $86       (c)$124       (c)$121       (c)$259

Dreyfus Stock Index Fund..................................................    (a) $80       (a)$108       (a)$129       (a)$204
                                                                              (b) $18       (b)$ 55       (b)$ 94       (b)$204
                                                                              (c) $80       (c)$108       (c)$ 94       (c)$204
DREYFUS VARIABLE INVESTMENT FUND
Dreyfus VIF Disciplined Stock Portfolio...................................    (a) $86       (a)$125       (a)$157       (a)$261
                                                                              (b) $23       (b)$ 71       (b)$122       (b)$261
                                                                              (c) $86       (c)$125       (c)$122       (c)$261
Dreyfus VIF International Value Portfolio.................................    (a) $91       (a)$141       (a)$184       (a)$314
                                                                              (b) $28       (b)$ 87       (b)$148       (b)$314
                                                                              (c) $91       (c)$141       (c)$148       (c)$314
Federated Insurance Series
Federated High Income Bond II ............................................    (a) $86       (a)$124       (a)$156       (a)$259
                                                                              (b) $23       (b)$ 71       (b)$121       (b)$259
                                                                              (c) $86       (c)$124       (c)$121       (c)$259
Federated International Equity II.........................................    (a) $90       (a)$138       (a)$179       (a)$305
                                                                              (b) $28       (b)$ 84       (b)$144       (b)$305
                                                                              (c) $90       (c)$138       (c)$144       (c)$305
Federated Utility II......................................................    (a) $87       (a)$129       (a)$164       (a)$274
                                                                              (b) $24       (b)$ 75       (b)$128       (b)$274
                                                                              (c) $87       (c)$129       (c)$128       (c)$274
INVESCO Variable Investment Funds, Inc.
INVESCO VIF-- High Yield..................................................    (a) $89       (a)$133       (a)$170       (a)$287
                                                                              (b) $26       (b)$ 79       (b)$135       (b)$287
                                                                              (c) $89       (c)$133       (c)$135       (c)$287
INVESCO VIF-- Equity Income...............................................    (a) $90       (a)$136       (a)$175       (a)$297
                                                                              (b) $27       (b)$ 82       (b)$140       (b)$297
                                                                              (c) $90       (c)$136       (c)$140       (c)$297
JANUS ASPEN SERIES
Aggressive Growth.........................................................    (a) $85       (a)$120       (a)$150       (a)$247
                                                                              (b) $22       (b)$ 67       (b)$115       (b)$247
                                                                              (c) $85       (c)$120       (c)$115       (c)$247
Growth....................................................................    (a) $85       (a)$120       (a)$150       (a)$247
                                                                              (b) $22       (b)$ 67       (b)$115       (b)$247
                                                                              (c) $85       (c)$120       (c)$115       (c)$247
Worldwide Growth..........................................................    (a) $85       (a)$121       (a)$152       (a)$250
                                                                              (b) $22       (b)$ 68       (b)$116       (b)$250
                                                                              (c) $85       (c)$121       (c)$116       (c)$250
LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity..................................................    (a) $90       (a)$138       (a)$179       (a)$305
                                                                              (b) $28       (b)$ 84       (b)$144       (b)$305
                                                                              (c) $90       (c)$138       (c)$144       (c)$305
Lazard Retirement Small Cap...............................................    (a) $90       (a)$138       (a)$179       (a)$305
                                                                              (b) $28       (b)$ 84       (b)$144       (b)$305
                                                                              (c) $90       (c)$138       (c)$144       (c)$305
LORD ABBETT SERIES FUND, INC.
Growth & Income...........................................................    (a) $87       (a)$127       (a)$160       (a)$267
                                                                              (b) $24       (b)$ 73       (b)$125       (b)$267
                                                                              (c) $87       (c)$127       (c)$125       (c)$267
MITCHELL HUTCHINS SERIES TRUST
Growth and Income.........................................................    (a) $90       (a)$137       (a)$178       (a)$303
                                                                              (b) $27       (b)$ 84       (b)$143       (b)$303
                                                                              (c) $90       (c)$137       (c)$143       (c)$303


================================================================================

                                                                                               TIME PERIODS
                                                                              1 YEAR        3 YEARS       5 YEARS       10 YEARS
================================================================================================================================
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Limited Maturity Bond.....................................................    (a) $85      (a)$123        (a)$155       (a)$256
                                                                              (b) $23      (b)$ 70        (b)$119       (b)$256
                                                                              (c) $85      (c)$123        (c)$119       (c)$256
Partners..................................................................    (a) $87      (a)$127        (a)$160       (a)$267
                                                                              (b) $24      (b)$ 73        (b)$125       (b)$267
                                                                              (c) $87      (c)$127        (c)$125       (c)$267

RYDEX VARIABLE TRUST
OTC.......................................................................    (a) $93      (a)$147        (a)$194       (a)$333
                                                                              (b) $31      (b)$ 93        (b)$159       (b)$333
                                                                              (c) $93      (c)$147        (c)$159       (c)$333
Nova......................................................................    (a) $93      (a)$147        (a)$194       (a)$333
                                                                              (b) $31      (b)$ 93        (b)$159       (b)$333
                                                                              (c) $93      (c)$147        (c)$159       (c)$333
SELIGMAN PORTFOLIOS, INC.
Seligman Communications and Information...................................    (a)$ 89      (a)$134        (a)$172       (a)$291
                                                                              (b)$ 26      (b)$ 80        (b)$137       (b)$291
                                                                              (c)$ 89      (c)$134        (c)$137       (c)$291
Seligman Global Technology................................................    (a)$ 93      (a)$147        (a)$194       (a)$333
                                                                              (b)$ 31      (b)$ 93        (b)$159       (b)$333
                                                                              (c)$ 93      (c)$147        (c)$159       (c)$333

STRONG OPPORTUNITY FUND II, INC.
Opportunity Fund II.......................................................    (a) $89      (a)$135        (a)$174       (a)$294
                                                                              (b) $26      (b)$ 81        (b)$138       (b)$294
                                                                              (c) $89      (c)$135        (c)$138       (c)$294
STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Mid Cap Growth II..................................................    (a) $89      (a)$135        (a)$174       (a)$295
                                                                              (b) $27      (b)$ 81        (b)$139       (b)$295
                                                                              (c) $89      (c)$135        (c)$139       (c)$295

VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond............................................................    (a) $90      (a)$137        (a)$178       (a)$302
                                                                              (b) $27      (b)$ 83        (b)$142       (b)$302
                                                                              (c) $90      (c)$137        (c)$142       (c)$302
Worldwide Emerging Markets................................................    (a) $93      (a)$147        (a)$194       (a)$332
                                                                              (b) $30      (b)$ 93        (b)$158       (b)$332
                                                                              (c) $93      (c)$147        (c)$158       (c)$332
Worldwide Hard Assets.....................................................    (a) $90      (a)$138        (a)$180       (a)$306
                                                                              (b) $28      (b)$ 85        (b)$144       (b)$306
                                                                              (c) $90      (c)$138        (c)$144       (c)$306
Worldwide Real Estate.....................................................    (a) $110     (a)$196        (a)$274       (a)$479
                                                                              (b) $47      (b)$142        (b)$238       (b)$479
                                                                              (c) $110     (c)$196        (c)$238       (c)$479


Examples:

     You would pay the following expenses assuming the current charges, except for the administrative charge and the contract maintenance charge, which are assumed to be the maximum charges, were assessed on a $1,000 investment, assuming a hypothetical 5% annual return rate on assets, and assuming the entire $1,000 is invested in the option listed:


     (a) if you surrender your Contract at the end of each time period; (b) if you do not surrender your Contract; (c) if you annuitize your Contract (except under certain circumstances).

                                                                                               TIME PERIODS
                                                                              1 YEAR        3 YEARS       5 YEARS       10 YEARS
================================================================================================================================
CONSECO SERIES TRUST
Conseco 20 Focus..........................................................    (a)$ 89       (a)$133       (a)$172       (a)$290
                                                                              (b)$ 26       (b)$ 80       (b)$136       (b)$290
                                                                              (c)$ 89       (c)$133       (c)$136       (c)$290
Equity ...................................................................    (a)$ 88       (a)$130       (a)$165       (a)$277
                                                                              (b)$ 25       (b)$ 76       (b)$130       (b)$277
                                                                              (c)$ 88       (c)$130       (c)$130       (c)$277
Balanced .................................................................    (a)$ 87       (a)$129       (a)$164       (a)$275
                                                                              (b)$ 25       (b)$ 75       (b)$129       (b)$275
                                                                              (c)$ 87       (c)$129       (c)$129       (c)$275
High Yield ...............................................................    (a)$ 89       (a)$133       (a)$172       (a)$290
                                                                              (b)$ 26       (b)$ 80       (b)$136       (b)$290
                                                                              (c)$ 89       (c)$133       (c)$136       (c)$290
Fixed Income .............................................................    (a)$ 87       (a)$127       (a)$160       (a)$267
                                                                              (b)$ 24       (b)$ 73       (b)$125       (b)$267
                                                                              (c)$ 87       (c)$127       (c)$125       (c)$267
Government Securities ....................................................    (a)$ 86       (a)$126       (a)$160       (a)$266
                                                                              (b)$ 24       (b)$ 73       (b)$124       (b)$266
                                                                              (c)$ 86       (c)$126       (c)$124       (c)$266
Money Market .............................................................    (a)$ 84       (a)$118       (a)$147       (a)$240
                                                                              (b)$ 21       (b)$ 65       (b)$111       (b)$240
                                                                              (c)$ 84       (c)$118       (c)$111       (c)$240
THE ALGER AMERICAN FUND
Alger American Growth ....................................................    (a)$ 88       (a)$130       (a)$166       (a)$279
                                                                              (b)$ 25       (b)$ 77       (b)$131       (b)$279
                                                                              (c)$ 88       (c)$130       (c)$131       (c)$279
Alger American Leveraged AllCap...........................................    (a)$ 89       (a)$134       (a)$173       (a)$293
                                                                              (b)$ 26       (b)$ 81       (b)$138       (b)$293
                                                                              (c)$ 89       (c)$134       (c)$138       (c)$293
Alger American MidCap Growth..............................................    (a)$ 88       (a)$132       (a)$169       (a)$285
                                                                              (b)$ 26       (b)$ 78       (b)$134       (b)$285
                                                                              (c)$ 88       (c)$132       (c)$134       (c)$285
Alger American Small Capitalization.......................................    (a)$ 89       (a)$133       (a)$172       (a)$290
                                                                              (b)$ 26       (b)$ 80       (b)$136       (b)$290
                                                                              (c)$ 89       (c)$133       (c)$136       (c)$290

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC
VP Income & Growth .......................................................    (a)$ 87       (a)$127       (a)$162       (a)$270
                                                                              (b)$ 24       (b)$ 74       (b)$126       (b)$270
                                                                              (c)$ 87       (c)$127       (c)$126       (c)$270
VP International .........................................................    (a)$ 93       (a)$147       (a)$194       (a)$332
                                                                              (b)$ 30       (b)$ 93       (b)$158       (b)$332
                                                                              (c)$ 93       (c)$147       (c)$158       (c)$332
VP Value .................................................................    (a)$ 90       (a)$136       (a)$177       (a)$300
                                                                              (b)$ 27       (b)$ 83       (b)$141       (b)$300
                                                                              (c)$ 90       (c)$136       (c)$141       (c)$300
BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT -Growth.......................................................     (a)$ 90       (a)$136       (a)$177       (a)$300
                                                                              (b)$ 27       (b)$ 83       (b)$141       (b)$300
                                                                              (c)$ 90       (c)$136       (c)$141       (c)$300
Berger IPT-Growth and Income .............................................    (a)$ 90       (a)$136       (a)$177       (a)$300
                                                                              (b)$ 27       (b)$ 83       (b)$141       (b)$300
                                                                              (c)$ 90       (c)$136       (c)$141       (c)$300
Berger IPT-Small Company Growth ..........................................    (a)$ 91       (a)$141       (a)$184       (a)$314
                                                                              (b)$ 29       (b)$ 87       (b)$149       (b)$314
                                                                              (c)$ 91       (c)$141       (c)$149       (c)$314
Berger IPT New Generation................................................     (a)$ 91       (a)$141       (a)$184       (a)$314
                                                                              (b)$ 29       (b)$ 87       (b)$149       (b)$314
                                                                              (c)$ 91       (c)$141       (c)$149       (c)$314

Berger/BIAM IPT--International ...........................................    (a)$ 92       (a)$142       (a)$187       (a)$319
                                                                              (b)$ 29       (b)$ 89       (b)$151       (b)$319
                                                                              (c)$ 92       (c)$142       (c)$151       (c)$319


                                                                                               TIME PERIODS
                                                                              1 YEAR        3 YEARS       5 YEARS       10 YEARS
================================================================================================================================
The Dreyfus Socially Responsible Growth Fund, Inc.........................    (a)$ 88       (a)$130       (a)$166       (a)$279
                                                                              (b)$ 25       (b)$ 77       (b)$131       (b)$279
                                                                              (c)$ 88       (c)$130       (c)$131       (c)$279

Dreyfus Stock Index Fund..................................................    (a)$ 82       (a)$114       (a)$139       (a)$225
                                                                              (b)$ 20       (b)$ 61       (b)$104       (b)$225
                                                                              (c)$ 82       (c)$114       (c)$104       (c)$225
DREYFUS VARIABLE INVESTMENT FUND
Dreyfus VIF Disciplined Stock Portfolio...................................    (a)$ 88       (a)$131       (a)$167       (a)$281
                                                                              (b)$ 25       (b)$ 77       (b)$132       (b)$281
                                                                              (c)$ 88       (c)$131       (c)$132       (c)$281
Dreyfus VIF International Value Portfolio.................................    (a)$ 93       (a)$147       (a)$194       (a)$333
                                                                              (b)$ 31       (b)$ 93       (b)$159       (b)$333
                                                                              (c)$ 93       (c)$147       (c)$159       (c)$333
Federated Insurance Series
Federated High Income Bond II ............................................    (a)$ 88       (a)$130       (a)$166       (a)$279
                                                                              (b)$ 25       (b)$ 77       (b)$131       (b)$279
                                                                              (c)$ 88       (c)$130       (c)$131       (c)$279
Federated International Equity II.........................................    (a)$ 92       (a)$144       (a)$189       (a)$324
                                                                              (b)$ 30       (b)$ 90       (b)$154       (b)$324
                                                                              (c)$ 92       (c)$144       (c)$154       (c)$324
Federated Utility II......................................................    (a)$ 89       (a)$135       (a)$174       (a)$294
                                                                              (b)$ 26       (b)$ 81       (b)$138       (b)$294
                                                                              (c)$ 89       (c)$135       (c)$138       (c)$294
INVESCO Variable Investment Funds, Inc.
INVESCO VIF-- High Yield..................................................    (a)$ 91       (a) 139       (a)$180       (a)$307
                                                                              (b)$ 28       (b)$ 85       (b)$145       (b)$307
                                                                              (c)$ 91       (c)$139       (c)$145       (c)$307
INVESCO VIF-- Equity Income...............................................    (a)$ 92       (a)$142       (a)$185       (a)$316
                                                                              (b)$ 29       (b)$ 88       (b)$150       (b)$316
                                                                              (c)$ 92       (c)$142       (c)$150       (c)$316
JANUS ASPEN SERIES
Aggressive Growth.........................................................    (a)$ 87       (a)$127       (a)$160       (a)$267
                                                                              (b)$ 24       (b)$ 73       (b)$125       (b)$267
                                                                              (c)$ 87       (c)$127       (c)$125       (c)$267
Growth....................................................................    (a)$ 87       (a)$127       (a)$160       (a)$267
                                                                              (b)$ 24       (b)$ 73       (b)$125       (b)$267
                                                                              (c)$ 87       (c)$127       (c)$125       (c)$267
Worldwide Growth..........................................................    (a)$ 87       (a)$127       (a)$162       (a)$270
                                                                              (b)$ 24       (b)$ 74       (b)$126       (b)$270
                                                                              (c)$ 87       (c)$127       (c)$126       (c)$270
Lazard Retirement Equity..................................................    (a)$ 92       (a)$144       (a)$189       (a)$324
                                                                              (b)$ 30       (b)$ 90       (b)$154       (b)$324
                                                                              (c)$ 92       (c)$144       (c)$154       (c)$324
Lazard Retirement Small Cap...............................................    (a)$ 92       (a)$144       (a)$189       (a)$324
                                                                              (b)$ 30       (b)$ 90       (b)$154       (b)$324
                                                                              (c)$ 92       (c)$144       (c)$154       (c)$324
LORD ABBETT SERIES FUND, INC.
Growth & Income...........................................................    (a)$ 89       (a)$133       (a)$170       (a)$287
                                                                              (b)$ 26       (b)$ 79       (b)$135       (b)$287
                                                                              (c)$ 89       (c)$133       (c)$135       (c)$287
MITCHELL HUTCHINS SERIES TRUST
Growth and Income.........................................................    (a)$ 92       (a)$143       (a)$188       (a)$322
                                                                              (b)$ 29       (b)$ 90       (b)$153       (b)$322
                                                                              (c)$ 92       (c)$143       (c)$153       (c)$322


================================================================================

                                                                                               TIME PERIODS
                                                                              1 YEAR        3 YEARS       5 YEARS       10 YEARS
================================================================================================================================
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Limited Maturity Bond.....................................................    (a)$ 87       (a)$129       (a)$165       (a)$276
                                                                              (b)$ 25       (b)$ 76       (b)$129       (b)$276
                                                                              (c)$ 87       (c)$129       (c)$129       (c)$276
Partners..................................................................    (a)$ 89       (a)$133       (a)$170       (a)$287
                                                                              (b)$ 26       (b)$ 79       (b)$135       (b)$287
                                                                              (c)$ 89       (c)$133       (c)$135       (c)$287

RYDEX VARIABLE TRUST
OTC.......................................................................    (a)$ 95       (a)$153       (a)$204       (a)$352
                                                                              (b)$ 33       (b)$ 99       (b)$168       (b)$352
                                                                              (c)$ 95       (c)$153       (c)$168       (c)$352
Nova......................................................................    (a)$ 95       (a)$153       (a)$204       (a)$352
                                                                              (b)$ 33       (b)$ 99       (b)$168       (b)$352
                                                                              (c)$ 95       (c)$153       (c)$168       (c)$352
SELIGMAN PORTFOLIOS, INC.
Seligman Communications and Information...................................    (a)$ 91       (a)$140       (a)$182       (a)$310
                                                                              (b)$ 28       (b)$ 86       (b)$147       (b)$310
                                                                              (c)$ 91       (c)$140       (c)$147       (c)$310
Seligman Global Technology................................................    (a)$ 95       (a)$153       (a)$204       (a)$352
                                                                              (b)$ 33       (b)$ 99       (b)$168       (b)$352
                                                                              (c)$ 95       (c)$153       (c)$168       (c)$352
STRONG OPPORTUNITY FUND II, INC.
Opportunity Fund II.......................................................    (a)$ 91       (a)$141       (a)$184       (a)$313
                                                                              (b)$ 28       (b)$ 87       (b)$148       (b)$313
                                                                              (c)$ 91       (c)$141       (c)$148       (c)$313
STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Mid Cap Growth II..................................................    (a)$ 91       (a)$141       (a)$184       (a)$314
                                                                              (b)$ 29       (b)$ 87       (b)$149       (b)$314
                                                                              (c)$ 91       (c)$141       (c)$149       (c)$314

VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond............................................................    (a)$ 92       (a)$143       (a)$188       (a)$321
                                                                              (b)$ 29       (b)$ 89       (b)$152       (b)$321
                                                                              (c)$ 92       (c)$143       (c)$152       (c)$321

Worldwide Emerging Markets................................................    (a)$ 95       (a)$153       (a)$203       (a)$351
                                                                              (b)$ 32       (b)$ 99       (b)$168       (b)$351
                                                                              (c)$ 95       (c)$153       (c)$168       (c)$351
Worldwide Hard Assets.....................................................    (a)$ 92       (a)$144       (a)$190       (a)$325
                                                                              (b)$ 30       (b)$ 91       (b)$154       (b)$325
                                                                              (c)$ 92       (c)$144       (c)$154       (c)$325
Worldwide Real Estate.....................................................    (a)$112       (a)$202       (a)$283       (a)$495
                                                                              (b)$ 49       (b)$148       (b)$247       (b)$495
                                                                              (c)$112       (c)$202       (c)$247       (c)$495





                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2000 Account F
                                                              Individual Annuity
================================================================================

1. The Conseco Advantage Annuity Contract

     This Prospectus describes the Conseco Advantage Fixed and Variable Annuity contract offered by Conseco Variable.

     An annuity is a contract between you, the owner, and an insurance company (in this case Conseco Variable), where the insurance company promises to pay you an income, in the form of annuity payments. Until you decide to begin receiving annuity payments, your annuity is in the accumulation phase. Once you begin receiving annuity payments, your contract switches to the income phase.

     The contract benefits from tax-deferral. Tax-deferral means that you are not taxed on earnings or appreciation on the assets in your Contract until you take money out of your contract.

     The contract is a variable annuity. You can choose among 47 investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends upon the investment performance of the investment portfolios you select for the income phase.

     The contract contains a fixed account. The fixed account offers an interest rate that is guaranteed to be no less than 3% by Conseco Variable. If you select the fixed account, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The amount of the annuity payments you receive during the income phase from the fixed account portion of the contract will remain level for the entire income phase.

     The contract also offers an interest adjustment account. Prior to May 1, 2000, the interest adjustment account was known as the market value adjustment account.

     As owner of the contract , you exercise all rights under the contract. You can change the owner at any time by notifying Conseco Variable in writing. You and another person can be named joint owners. We have described more information on this in Section 10--Other Information.

2. Annuity Payments (The Income Phase)

     Under the contract you can receive regular income payments. You can choose the month and year in which those payments begin. We call that date the annuity date. Your annuity date can be any date selected by you. Your annuity date cannot be any earlier than 90 days after we issue the Contract. Annuity payments must begin by the earlier of the annuitant's 90th birthday or the maximum date allowed by law. You can also choose among income plans. We call those annuity options.

     We ask you to choose your annuity date when you purchase the contract. With 30 days notice to us, you can change the annuity date or annuity option at any time before the annuity date. The annuitant is the person whose life we look to when we determine annuity payments.

     You can select an annuity option any time 30 days before the annuity date. If you do not choose an annuity option, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.

     On the annuity date the value of your contract, less any premium tax, less any contingent deferred sales charge, and less any contract maintenance charge will be applied under the annuity option you selected. If you select an annuity date that is at least 4 years after your contract was issued and you choose an annuity option that has a life contingency or is for a minimum of 5 years, the value of your contract, less any premium tax and less any contract maintenance charge will be applied under the annuity option you selected. A contingent deferred sales charge will not be deducted under these circumstances.

     During the income phase, you can choose to have payments come from the investment portfolios, the fixed account or both. Payments cannot come from the interest adjustment account during the income phase. If you don't tell us otherwise, your annuity payments will be based on the investment allocations in the investment portfolios and fixed account that were in place on the annuity date.

     If you choose to have any portion of your annuity payments come from the investment portfolio(s), the dollar amount of your payment will depend upon 3 things:

     1) the value of your contract in the investment portfolio on the annuity Date;

     2) the 3% or 5% (as you selected) assumed investment rate used in the annuity table for the contract; and

     3)   the performance of the investment portfolio(s) you selected.

     You can choose either a 5% or a 3% assumed investment rate. If the actual performance exceeds the 3% or 5% (as you selected) assumed investment rate, your annuity payments will increase. Similarly, if the actual investment rate is less than 3% or 5% (as you selected), your annuity payments will decrease.

     Unless you notify us otherwise, we will pay the annuity payments to you. You can change the payee at any time prior to the annuity date. Income from any distribution will be reported to you for tax purposes.

     You can choose one of the following annuity options or any other annuity option which is acceptable to Conseco Variable. After annuity payments begin, you cannot change the annuity option.

     Option 1. Income For A Specified Period. We will pay an income for a specific number of years in equal installments. However, you may elect to receive a single lump sum payment which will be equal to the present value of the remaining payments (as of the date of proof of death) discounted at the assumed investment rate for a variable annuity payout option.

     Option 2. Life Annuity With 10, 15 or 20 Years Guaranteed. We will make monthly annuity payments so long as the annuitant is alive. However, when the annuitant dies, if we have made annuity payments for less than the selected guaranteed period, we will then continue to make annuity payments for the rest of the guaranteed period to the beneficiary. If, after the annuitant dies, you do not want to receive payments, you can request a single lump sum payment which will be equal to the present value of the remaining payments (as of the date of proof of death) discounted at the assumed investment rate for a variable annuity payout option.

     Option 3. Income Of Specified Amount. We will pay income of a specified amount until the principal and interest are exhausted. However, you may elect to receive a single lump sum payment which will be equal to the present value of the remaining payments (as of the date of proof of death) discounted at the assumed investment rate for a variable annuity payout option.

     Option 4. Joint And Survivor Annuity. We will make monthly annuity payments so long as the annuitant and a joint annuitant are both alive. When either of these people die, the amount of the annuity payments we will make to the survivor can be equal to 100%, 66 2/3% or 50% of the amount that we would have paid if both were alive.

     Annuity payments are made monthly unless you have less than $5,000 to apply toward a payment. In that case, Conseco Variable may make a single lump sum payment to you. Likewise, if your annuity payments would be less than $50 a month, Conseco Variable has the right to change the frequency of payments so that your annuity payments are at least $50.

3. Purchase

Purchase Payments

     A purchase payment is the money you give us to buy the contract. The minimum we will accept is $5,000 when the contract is bought as a non-qualified contract. If you are buying the contract as part of an Individual Retirement Annuity (IRA), the minimum we will accept is $2,000. For the interest adjustment account, a minimum of $2,000 is required. The maximum we accept is $2,000,000 without our prior approval.

     You can make additional purchase payments of $500 or more to a non-qualified contract and $50 to an IRA contract. However, if you select the automatic premium check option, you can make additional payments of $200 each month for non-qualified contracts and $50 each month for IRA contracts.


Allocation of Purchase Payments

     When you purchase a contract , we will allocate your purchase payment to the fixed account, a guarantee period of the interest adjustment account and/or one or more of the investment portfolios you have selected. Currently, you can allocate money in up to 15 investment portfolios at any one time. If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. Currently, the minimum amount which can be allocated to the interest adjustment account is $2,000. We reserve the right to change this amount in the future.

     Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days. If you do not provide us all of the information needed, we will contact you. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional purchase payments, we will credit these amounts to your contract as of the business day they are received. Our business day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.

Free Look

     If you change your mind about owning the contract, you can cancel it within 10 days after receiving it (or whatever period is required in your state). When you cancel the contract within this time period, Conseco Variable will not assess a contingent deferred sales charge. On the day we receive your request we will return the value of your contract. In some states, we may be required to refund your purchase payment. If you have purchased the contract as an IRA, we are required to give you back your purchase payment if you decide to cancel your contract within 10 days after receiving it (or whatever period is required in your state).

Accumulation Units

     The accumulation unit value for each account was arbitrarily set initially at $10.00. The value of the variable annuity portion of your contract will increase or decrease depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of the value of your contract , we use a unit of measure we call an accumulation unit. (An accumulation unit works like a share of a mutual fund.) During the income phase of the contract we call the unit an annuity unit.

     Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the previous period by a factor for the current period. The factor is determined by:

     1. dividing the value of an investment portfolio share at the end of the current period (and any charges for taxes) by the value of an investment portfolio share for the previous period; and

     2. subtracting the daily amount of the insurance charges. The value of an accumulation unit may go up or down from day to day.

     When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.

     We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day and then credit your contract.

     Example: On Wednesday we receive an additional purchase payment of $4,000 from you. You have told us you want this to go to the Equity Portfolio. When the New York Stock Exchange closes on that Wednesday, we determine that the value of an accumulation unit for the Equity Portfolio is $12.25. We then divide $4,000 by $12.25 and credit your contract on Wednesday night with 326.53 accumulation units for the Equity Portfolio.

4. Investment Options

Investment Portfolios

     The contract offers 47 investment portfolios which are listed below. You can invest in up to 15 investment portfolios at any one time. Additional investment portfolios may be available in the future.

     You should read the prospectuses for these funds carefully. Copies of these prospectuses will be sent to you with your contract. If you would like a copy of the fund prospectuses, call us at: (800) 557-7043. See Appendix B which contains a summary of investment objectives and strategies for each portfolio.

     The investment objectives and policies of certain of the investment portfolios are similar to the investment objectives and policies of other mutual funds that certain of the investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the portfolios have the same investment advisers.

     A portfolio's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a portfolio with a small asset base. A portfolio may not experience similar performance as its assets grow.





Conseco Series Trust

     Conseco Series Trust is a mutual fund with multiple portfolios. Conseco Series Trust is managed by Conseco Capital Management, Inc., an affiliate of Conseco Variable. The following portfolios are available under the contract:

     Conseco 20 Focus Portfolio

     Equity Portfolio

     Balanced Portfolio

     High Yield Portfolio

     Fixed Income Portfolio

     Government Securities Portfolio

     Money Market Portfolio

The Alger American Fund

     The Alger American Fund is a mutual fund with multiple portfolios. Fred Alger Management, Inc. serves as the Fund's investment adviser. The following portfolios are available under the contract:

     Alger American Growth Portfolio

     Alger American Leveraged AllCap Portfolio

     Alger American MidCap Growth Portfolio

     Alger American Small Capitalization Portfolio

American Century Variable Portfolios, Inc.

     American Century Variable Portfolios, Inc. is a series of funds managed by American Century Investment Management, Inc. The following portfolios are available under the contract:

     VP Income & Growth

     VP International

     VP Value

Berger Institutional Products Trust

     Berger Institutional Products Trust is a mutual fund with multiple portfolios. Berger LLC (formerly, Berger Associates, Inc.) is the investment adviser to all portfolios except the Berger/BIAM IPT-International Fund. BBOI Worldwide LLC, a joint venture between Berger LLC and Bank of Ireland Asset Management (U.S) Limited (BIAM), is the adviser to the Berger/BIAM IPT-International Fund. BBOI Worldwide LLC has delegated daily management of the Fund to BIAM. Berger LLC and BIAM have entered into an agreement to dissolve BBOI Worldwide LLC. The dissolution of BBOI Worldwide LLC will have no effect on the investment advisory services provided to the Fund. Contingent upon shareholder approval, when BBOI Worldwide LLC is dissolved, Berger LLC will become the Fund's advisor and BIAM will continue to be responsible for day-to-day management of the Fund's portfolio as sub-advisor. If approved by shareholders, these advisory changes are expected to take place in the first half of this year. The following portfolios are available under the contract:

     Berger IPT -Growth Fund (formerly, Berger IPT -100 Fund)

     Berger IPT-Growth and Income Fund

     Berger IPT-Small Company Growth Fund

     Berger IPT New Generation Fund

     Berger/BIAM IPT-International Fund

The Dreyfus Socially Responsible Growth Fund, Inc.

     The Dreyfus Socially Responsible Growth Fund, Inc. is managed by The Dreyfus Corporation. Dreyfus has hired NCM Capital Management Group, Inc. to serve as sub-investment adviser and provide day-to-day management of the Fund's investments.

Dreyfus Stock Index Fund

     The Dreyfus Corporation serves as the Fund's manager. Dreyfus has hired its affiliate, Mellon Equity Associates, to serve as the Fund's index fund manager and provide day-to-day management of the Fund's investments.

Dreyfus Variable Investment Fund

     The Dreyfus Variable Investment Fund is a mutual fund with multiple portfolios. The Dreyfus Corporation serves as the investment adviser. The following portfolios are available under the contract:

     Dreyfus VIF Disciplined Stock Portfolio

     Dreyfus VIF International Value Portfolio

Federated Insurance Series

     Federated Insurance Series is a mutual fund with multiple portfolios. Federated Investment Management Company is the investment adviser. The adviser changed its name from Federated Advisers to Federated Investment Management Company on March 31, 1999. Federated Global Investment Management Corp. is the adviser of the Federated International Equity Fund II. The following portfolios are available under the contract:

     Federated High Income Bond Fund II

     Federated International Equity Fund II

     Federated Utility Fund II

INVESCO Variable Investment Funds, Inc. (not available for new sales as of May 1, 2000)

     INVESCO Variable Investment Funds, Inc. is a mutual fund with multiple portfolios. INVESCO Funds Group, Inc. is the investment adviser. The following portfolios are available under the contract:

     INVESCO VIF - High Yield Fund

     INVESCO VIF - Equity Income Fund

Janus Aspen Series

     The Janus Aspen Series is a mutual fund with multiple portfolios which are advised by Janus Capital Corporation. The following portfolios are available under the contract:

     Aggressive Growth Portfolio

     Growth Portfolio

     Worldwide Growth Portfolio

Lazard Retirement Series, Inc.

     Lazard Retirement Series, Inc. is a mutual fund with multiple portfolios. Lazard Asset Management, a division of Lazard Freres & Co. LLC, is the investment manager for each portfolio. The following portfolios are available under the contract:

     Lazard Retirement Equity Portfolio

     Lazard Retirement Small Cap Portfolio

Lord Abbett Series Fund, Inc.

     Lord Abbett Series Fund, Inc. is a mutual fund with multiple portfolios managed by Lord, Abbett & Co. The following portfolio is available under the contract:

     Growth & Income Portfolio

Mitchell Hutchins Series Trust

     Mitchell Hutchins Series Trust is a mutual fund with multiple portfolios. Mitchell Hutchins Asset Management Inc. provides advisory and administrative services to the Fund. The following portfolio is available under the contract:

     Growth and Income Portfolio

Neuberger Berman Advisers Management Trust

    Neuberger Berman Advisers Management Trust is a mutual fund with multiple
portfolios.   Neuberger Berman Management Inc. serves as investment adviser.
The following portfolios are available under the contract:

     Limited Maturity Bond Portfolio

     Partners Portfolio

Rydex Variable Trust

     Rydex Variable Trust is a mutual fund with multiple portfolios which are managed by PADCO Advisors II, Inc. The following portfolios are available under the contract:

     OTC Fund

     Nova Fund

Seligman Portfolios, Inc.

     Seligman Portfolios, Inc. is a mutual fund with multiple portfolios which are managed by J. & W. Seligman & Co. Incorporated. The following portfolios are available under the contract:

     Seligman Communications and Information Portfolio

     Seligman Global Technology Portfolio

Strong Opportunity Fund II, Inc.

     Strong Opportunity Fund II is a mutual fund and Strong Capital Management, Inc. serves as the investment advisor. The following portfolio is available under the contract:

     Opportunity Fund II

Strong Variable Insurance Funds, Inc.

     Strong Variable Insurance Funds, Inc. is a mutual fund with multiple series. Strong Capital Management, Inc. serves as the investment advisor. The following series is available under the contract:

     Strong Mid Cap Growth Fund II

Van Eck Worldwide Insurance Trust

     Van Eck Worldwide Insurance Trust is a mutual fund with multiple portfolios which are managed by Van Eck Associates Corporation. The following portfolios are available under the contract:

     Worldwide Bond Fund

     Worldwide Emerging Markets Fund

     Worldwide Hard Assets Fund

     Worldwide Real Estate Fund

     Shares of the funds are offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with Conseco Variable. Certain investment portfolios are also sold directly to qualified plans. The funds do not believe that offering their shares in this manner will be disadvantageous to you.


    Conseco Variable may enter into certain arrangements under which it is reimbursed by the investment portfolios' advisers, distributors and/or affiliates for the administrative services which it provides to the portfolios.


Voting Rights

     Conseco Variable is the legal owner of the investment portfolio shares. However, Conseco Variable believes that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. Should Conseco Variable determine that it is no longer required to comply with the above, we will vote the shares in our own right.

Substitution

     Conseco Variable may, in the interest of shareholders, deem it necessary to discontinue one or more of the Investment Portfolios or substitute one of the Investment Portfolios you have selected with another Investment Portfolio. We will notify you of our intent to do this. We will obtain prior approval by the Securities and Exchange Commission before any such change is made.

The Fixed Account and The Interest Adjustment Account

     You can invest in the one year fixed account of Conseco Variable. The fixed account offers an interest rate that is guaranteed to be no less than 3% annually by Conseco Variable. If you select the fixed account, your money will be placed with the other general assets of Conseco Variable.

     You can also invest in one of the guarantee periods of the interest adjustment account of Conseco Variable. If you take money out (whether by withdrawal, transfer or annuitization) before the end of a guarantee period, an adjustment will be made to the amount withdrawn. The adjustment may be positive or negative. However, you will never get back less than your purchase payment accumulated at 3% (less any applicable contingent deferred sales charge). Prior to May 1, 2000, the interest adjustment account was known as the market value adjustment account. The interest adjustment account may not be available in your state.

Transfers

     You can transfer money among the fixed account, the interest adjustment account and the investment portfolios. Currently, you can allocate money to up to 15 investment portfolios as any one time.

     TRANSFERS DURING THE ACCUMULATION PHASE. You can make one transfer in a 30-day period during the accumulation phase without charge. You can make a transfer to or from the fixed account, the interest adjustment account and to or from any investment portfolio. If you make more than one transfer in a 30-day period, a transfer fee of $25 may be deducted. The following apply to any transfer during the accumulation phase:

     1. The minimum amount which you can transfer is $500 or your entire value in the investment portfolio or the fixed account, or $2,000 into any guarantee period of the interest adjustment account. This requirement is waived if the transfer is pursuant to the dollar cost averaging or rebalancing programs.

     2. You must leave at least $500 in each investment portfolio, any guarantee period of the interest adjustment account or the fixed account after you make a transfer unless the entire amount is being transferred. Transfers out of the fixed account are limited to 20% of the value of your contract every 6 months.

     3. Your request for a transfer must clearly state which investment portfolio(s), any guarantee period of the interest adjustment account or the fixed account are involved in the transfer.

     4. Your request for transfer must clearly state how much the transfer is for.

     TRANSFERS DURING THE INCOME PHASE. You can only make two transfers every year during the income phase. The two transfers are free. We measure a year from the anniversary of the day we issued your contract. The following apply to any transfer during the income phase:

     1. You can make transfers at least 30 days before the due date of the first annuity payment for which the transfer will apply.

     2. The minimum amount which you can transfer is $500 or your entire value in the investment portfolio.

     3. You must leave at least $500 in each investment portfolio (or $0 if you are transferring the entire amount) after a transfer.

     4. No transfers can be made between the fixed account and the investment portfolios. You may only make transfers between the investment portfolios.

     This product is not designed for professional market timing organizations. Conseco Variable reserves the right to modify the transfer privileges described above.

     TELEPHONE/INTERNET TRANSFERS. You can elect to make transfers by telephone. You may also elect to make transfers over the internet. Internet transfers may not be available (check with your registered representative). Internet transfers are subject to our administrative rules and procedures. If you do not want the ability to make transfers by telephone or through the internet, you should notify us in writing. You can also authorize someone else to make transfers for you. If you own the contract with a joint owner, unless Conseco Variable is instructed otherwise, Conseco Variable will accept instructions from either you or the other owner. Conseco Variable will use reasonable procedures to confirm that instructions given to us by telephone are genuine. All telephone calls will be recorded and the caller will be asked to produce personalized data about the owner before we will make the telephone transfer. Personalized data will also be required for internet transfers. We will send you a written confirmation of the transfer. If Conseco Variable fails to use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

Dollar Cost Averaging Program

     The Dollar Cost Averaging Program allows you to systematically transfer a set amount either monthly, quarterly, semi-annually or annually from the Money Market Portfolio or the fixed account to any of the other investment Portfolio(s). You cannot transfer to the interest adjustment account under this program. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, this is not guaranteed.

     You must have at least $2,000 in the Money Market Portfolio or the fixed account in order to participate in the dollar cost averaging program.

     All Dollar Cost Averaging transfers will be made on the first business day of the month. Dollar cost averaging will end when the value in the Money Market Portfolio or the fixed account is zero. We will notify you when that happens. You cannot cancel the dollar cost averaging program once it starts. A transfer request will not automatically terminate the program.

     You may participate in the dollar cost averaging program and the systematic withdrawal program at the same time. If you participate in the dollar cost averaging program, the transfers made under the program are not taken into account in determining any transfer fee. There is no additional charge for this program. However, we reserve the right to charge for this program in the future. We reserve the right, at any time and without prior notice, to terminate, suspend or modify this program.

     Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the selected investment portfolio(s) regardless of fluctuating price levels of the investment portfolio(s). You should consider your financial ability to continue the dollar cost averaging program through periods of fluctuating price levels.

Rebalancing Program

     Once your money has been allocated among the investment portfolios, the performance of each portfolio may cause your allocation to shift. If the value of your contract is at least $5,000, you can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Rebalancing Program. The rebalancing program may also be available through the internet (check with your registered representative regarding availability). Rebalancing over the internet is subject to our administrative rules and procedures. You can tell us whether to rebalance quarterly, semi-annually or annually. We will measure these periods from the date you selected. You must use whole percentages in 1% increments for rebalancing. There will be no rebalancing within the fixed account or the interest adjustment account. You can discontinue rebalancing at any time. You can change your rebalancing requests at any time in writing or through internet access which we must receive before the next rebalancing date. If you participate in the Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. Currently, there is no charge for participating in the rebalancing program. We reserve the right, at any time and without prior notice, to terminate, suspend or modify this program.

Example:

     Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Fixed Income Portfolio and 60% to be in Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Fixed Income Portfolio now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, Conseco Variable would sell some of your units in the Fixed Income Portfolio to bring its value back to 40% and use the money to buy more units in the Growth Portfolio to increase those holdings to 60%.

Asset Allocation Program

     We understand the importance to you of having advice from a financial adviser regarding your investments in the contract (asset allocation program). Certain investment advisers have made arrangements with us to make their services available to you. Conseco Variable has not made any independent investigation of these advisers and is not endorsing such programs. You may be required to enter into an advisory agreement with your investment adviser to have the fees paid out of your contract during the accumulation phase.

     Conseco Variable will, pursuant to an agreement with you, make a partial withdrawal from the value of your contract to pay for the services of the investment adviser. If the contract is non-qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes. Further, if you are under age 59 1/2, it may be subject to a tax penalty. If the contract is qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. Additionally, any withdrawals for this purpose may be subject to a contingent deferred sales charge. You should consult a tax adviser regarding the tax treatment of the payment of investment adviser fees from your contract.

Sweep Program

     You can elect to transfer (sweep) your earnings from the fixed account to the investment portfolios on a periodic and systematic basis.

5. Expenses

     There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:

Insurance Charges

     Each day, Conseco Variable makes a deduction for its insurance charges. The insurance charges do not apply to amounts allocated to the fixed account or the interest adjustment account. Conseco Variable does this as part of its calculation of the value of the accumulation units and the annuity units.

     The insurance charge has two parts: 1) the mortality and expense risk charge, and 2) the administrative charge.

     o Mortality And Expense Risk Charge. This charge is equal, on an annual basis, to 1.25% of the average daily value of the contract invested in an investment portfolio. This charge is for the insurance benefits provided under the contract and certain administrative and distribution expenses associated with the contract.

     o ADMINISTRATIVE CHARGE. This charge is equal, on an annual basis, to .15% of the average daily value of the contract invested in an investment portfolio. This charge may be increased but will not exceed .25% of the average daily value of the contract invested in an investment portfolio. We will give you 60 days' notice if this charge is increased. This charge is for certain administrative expenses.

Contract Maintenance Charge

     During the accumulation phase, every year on the anniversary of the date when your Contract was issued, Conseco Variable deducts $30 from your contract as a contract maintenance charge. We reserve the right to change this charge but it will not be more than $60 each year. No contract maintenance charge is deducted during the income phase. This charge is for certain administrative expenses associated with the contract.

     In the contract, Conseco Variable does not deduct this charge if the value of your contract is $50,000 or more.

     If you make a complete withdrawal from your contract, the contract maintenance charge will also be deducted. The charge will be deducted if the annuity date is other than an anniversary.

Contingent Deferred Sales Charge

     During the accumulation phase, you can make withdrawals from your contract. Conseco Variable keeps track of each purchase payment.

   Every year you can take money out of your contract, without charge, of an amount equal to the greater of:

     o 10% of the value of your contract (if you do not use the 10% in any year, it may not be carried over to the next year), or

     o the IRS minimum distribution requirement for this contract if it was issued under an Individual Retirement Annuity, or

     o the total of your purchase payments that have been in the contract more than 7 complete years.

     Withdrawals in excess of these amounts will be charged a contingent deferred sales charge which equals:

No. Of Years                                                        Contingent
From Receipt                                                      Deferred Sales
Of Purchase Payment                                                   Charge
- ------------------------------------------------------------------------------
First Year ....................................................        7%
Second Year ...................................................        7%
Third Year ....................................................        6%
Fourth Year ...................................................        5%
Fifth Year ....................................................        4%
Sixth Year ....................................................        3%
Seventh Year ..................................................        2%
Eighth Year and more ..........................................        0%

     In addition, the following circumstances further limit or reduce withdrawal charges, in some states, as applicable:

     o for issue ages up to 52, there is no contingent deferred sales charge made after the 15th contract year and later;

     o for issue ages 53 to 56, there is no contingent deferred sales charge made after you attain age 67 or later;

     o for issue ages 57 and later, any otherwise applicable contingent deferred sales charge will be multiplied by a factor ranging from .9 to 0 for contract years one through ten and later, respectively.

     The contingent deferred sales charge is assessed against each purchase payment withdrawn and will reduce the remaining value of your contract. For purposes of the contingent deferred sales charge, Conseco Variable treats withdrawals as coming from the oldest purchase payment first. The contingent deferred sales charge compensates us for expenses associated with selling the contract.


     Note: For tax purposes, withdrawals are generally considered to have come from earnings first.

     Conseco Variable does not assess the contingent deferred sales charge on death benefits or on any payments paid out as annuity payments if your annuity date is at least four years after we issue your contract and your annuity option has a life contingency or is for a minimum of 5 years.

Reduction or Elimination of the Contingent Deferred Sales Charge

     Conseco Variable will reduce or eliminate the amount of the contingent deferred sales charge when the contract is sold under circumstances which reduce its sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with Conseco Variable. Conseco Variable will not deduct a contingent deferred sales charge when a contract is issued to an officer, director or employee of Conseco Variable or any of its affiliates. Any circumstances resulting in the reduction or elimination of the contingent deferred sales charge requires our prior approval. In no event will reduction or elimination of the contingent deferred sales charge be permitted where it would be unfairly discriminatory to any person.

Transfer Fee

     You can make one free transfer every 30 days during the accumulation phase. If you make more than one transfer in a 30-day period, you could be charged a transfer fee of $25 per transfer. We reserve the right to change the transfer fee. The transfer fee is deducted from the account from which the transfer was made. If the entire amount in the account is transferred, the fee will be deducted from the amount transferred. If you transfer money from more than one account, the charge is deducted from the account with the largest balance. The two transfers permitted each year during the income phase are free.

     All reallocations made in the same day count as one transfer. Transfers made at the end of the free look period by us are not counted in determining the transfer fee. If the transfer is part of the Dollar Cost Averaging Program, the Rebalancing Program or the Sweep Program it will not count in determining the transfer fee.



Premium Taxes

     Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. Conseco Variable is responsible for the payment of these taxes and will make a deduction from the value of the contract for them. These taxes are due either when the contract is issued or when annuity payments begin. It is Conseco Variable's current practice to deduct these taxes when either annuity payments begin or upon partial or full surrender of the contract. Conseco Variable may in the future discontinue this practice and assess the charge when the tax is due. Premium taxes currently range from 0% to 3.5%, depending on the jurisdiction.

Income Taxes

     Conseco Variable will deduct from the contract for any income taxes which it incurs because of the contract. At the present time, we are not making any such deductions.

Investment Portfolio Expenses

     There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the fund prospectuses.

6. Taxes

     Note: Conseco Variable has prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. Conseco Variable has included in the statement of additional information an additional discussion regarding taxes.

Annuity Contracts in General

     Annuity contracts are a means of setting aside money for future needs, usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

     Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax-deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of contract -qualified or non-qualified (see following sections).

     You, as the owner, will not be taxed on increases in the value of your contract until a distribution occurs--either as a withdrawal or as annuity payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and will not be taxed. The remaining portion of the annuity payment will be treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your purchase payments are fully includible in income.

     When a non-qualified contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the Contract as an agent for a natural person), the contract will generally not be treated as an annuity for tax purposes.

Qualified And Non-Qualified Contracts

     If you purchase the contract as an individual and not under any pension plan, specially sponsored program or an Individual Retirement Annuity (IRA), your contract is referred to as a non-qualified contract.

     If you purchase the contract under a pension plan, specially sponsored program or an IRA, your contract is referred to as a qualified contract.

     A qualified contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a qualified contract.

Withdrawals--Non-Qualified Contracts

     If you make a withdrawal from your contract, the Code generally treats such a withdrawal as first coming from earnings and then from your purchase payments. Such withdrawn earnings are includible in income.

     The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

     (1)  paid on or after you reach age 59 1/2;

     (2)  paid after you die;

     (3) paid if you become totally disabled (as that term is defined in the Code);

     (4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

     (5)  paid under an immediate annuity; or

     (6)  which come from purchase payments made prior to August 14, 1982.

Withdrawals--Qualified Contracts

     If you make a withdrawal from your qualified contract, a portion of the withdrawal is treated as taxable income. This portion depends on the ratio of the pre-tax purchase payments to the after-tax purchase payments in your contract. If all of your purchase payments were made with pre-tax money then the full amount of any withdrawal is includible in taxable income. Special rules may apply to withdrawals from certain types of qualified contracts.

     The Code also provides that any amount received under a qualified contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. This penalty will be increased to 25% for withdrawals from SIMPLE IRA's within the first two years of your contract. Some withdrawals will be exempt from the penalty. They include any amounts:

     (1)  paid on or after you reach age 59 1/2;

     (2)  paid after you die;

     (3)  paid if you become totally disabled (as that term is defined in Code);

     (4) paid to you after leaving your employment in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

     (5)  paid to you after you have attained age 55 and left your employment;

     (6)  paid for certain allowable medical expenses (as defined in the Code);

     (7)  paid pursuant to a qualified domestic relations order;

     (8)  paid on account of an IRS levy upon the qualified contract;

     (9)  paid from an IRA for medical insurance (as defined in the Code);

     (10)  paid from an IRA for qualified higher education expenses; or

     (11) paid from an IRA up to $10,000 for qualified first time homebuyer expenses (as defined in the Code).

     The exceptions in (5) and (7) above do not apply to IRAs. The exception in
(4) above applies to IRAs but without the requirement of leaving employment.

     We have provided a more complete discussion in the Statement of Additional Information.

Withdrawals - Tax-Sheltered Annuities

     The Code limits the withdrawal of amounts attributable to purchase payments made by owners under a salary reduction agreement. Withdrawals can only be made when a Contract Owner:

     (1)  reaches age 59 1/2;

     (2)  leaves his or her job;

     (3)  dies;

     (4)  becomes disabled (as that term is defined in the Code);

     (5)  in the case of hardship; or

     (6) pursuant to a qualified domestic relations order, if otherwise permitted.

     However, in the case of hardship, the owner can only withdraw the purchase payments and not any earnings. You should consult your own tax adviser about your own circumstances.

Diversification

     The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Conseco Variable believes that the investment portfolios are being managed so as to comply with the requirements.

Investor Control

     Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Conseco Variable would be considered the owner of the shares of the investment portfolios. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the contract. It is unknown to what extent under federal tax law owners are permitted to select investment portfolios, to make transfers among the investment portfolios or the number and type of investment portfolios owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the contract, could be treated as the owner of the investment portfolios.

     Due to the uncertainty in this area, Conseco Variable reserves the right to modify the contract as reasonably deemed necessary to maintain favorable tax treatment.

7. Access To Your Money

     You can have access to the money in your contract :

     o    by making a withdrawal (either a partial or a complete withdrawal);

     o    by electing to receive annuity payments; or

     o    when a death benefit is paid to your beneficiary.

     In general, withdrawals can only be made during the accumulation phase.

     When you make a complete withdrawal, you will receive the value of the contract on the day you made the withdrawal, less any applicable contingent deferred sales charge, less any premium tax less, any contract maintenance charge.

     You must tell us which account (investment portfolio(s), the interest adjustment account and/or the fixed account) you want the withdrawal to come from. Under most circumstances, the amount of any partial withdrawal from any investment portfolio, the interest adjustment account or the fixed account must be for at least $500. Conseco Variable requires that after a partial withdrawal is made there must be at least $500 left in your contract.

     Conseco Variable will pay the amount of any withdrawal from the investment portfolios within 7 days of your request in good order unless the suspension of payments or transfers provision (see below) is in effect.

     Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.

     There are limits to the amount you can withdraw from a qualified plan referred to as a 403(b) (tax-sheltered annuity) plan. For a more complete explanation, see Section 6.--Taxes and the discussion in the Statement of Additional Information.

Systematic Withdrawal Program

     The Systematic Withdrawal Program allows you to choose to receive your automatic payments either monthly, quarterly, semi-annually or annually. You must have at least $5,000 in your contract to start the program. You cannot take systematic withdrawals from the interest adjustment account. You can instruct us to withdraw a level dollar amount or percentage from specified investment options, largest account balance or on a pro-rata basis. If you do a reallocation and do not specify investment options, all systematic withdrawals will then default to a pro-rata basis. The systematic withdrawal program will end any time you designate. If you make a partial withdrawal outside the program and the value of your contract is less than $5,000 the program will automatically terminate. Conseco Variable does not have any charge for this program, however, the withdrawal may be subject to a contingent deferred sales charge. For a discussion of the contingent deferred sales charge, see Section 5--Expenses.

     All systematic withdrawals will be paid on the last business day of the month (beginning with the first full month after you bought your contract).

     Income taxes, tax penalties and certain restrictions (under 403(b) contracts) may apply to Systematic Withdrawals.

Suspension of Payments or Transfers

     Conseco Variable may be required to suspend or postpone payments for withdrawals or transfers for any period when:

     1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     2. trading on the New York Stock Exchange is restricted;

     3. an emergency exists as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or Conseco Variable cannot reasonably value the shares of the investment portfolios;

     4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

     Conseco Variable has reserved the right to defer payment for a withdrawal or transfer from the fixed account and/or the interest adjustment account for the period permitted by law but not for more than six months.

8.   Performance

     Conseco Variable may periodically advertise performance of the annuity investment in the various investment portfolios. Conseco Variable will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the insurance charges and the fees and expenses of the investment portfolio. It does not reflect the deduction of any applicable contract maintenance charge and contingent deferred sales charge. The deduction of any applicable contract maintenance charge and contingent deferred sales charge would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include standardized average annual total return figures which reflect the deduction of the insurance charges, contract maintenance charge, contingent deferred sales charge and the fees and expenses of the portfolio.

     For periods starting prior to the date the contracts were first offered, the performance will be based on the historical performance of the corresponding portfolios, modified to reflect the charges and expenses of the contract as if the contract had been in existence during the period stated in the advertisement. These figures should not be interpreted to reflect actual historical performance.

     Conseco Variable may, from time to time, include in its advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

9.   Death Benefit

Upon Your Death

     If you die before annuity payments begin, Conseco Variable will pay a death benefit to your beneficiary (see below). If you have a joint owner, the death benefit will be paid when the first owner dies. The surviving joint owner will be treated as the beneficiary.

     If death occurs prior to age 90, the amount of the death benefit will be the greater of:

     (1) the value of your contract at the time Conseco Variable receives proof of death and a payment election; or

     (2) the total purchase payments you have made, less any adjusted partial withdrawals, increased by 5% each year up to the date of death.

     Adjusted partial withdrawal means the amount of the partial withdrawal multiplied by the amount of the death benefit just before the partial withdrawal divided by the value of your contract just before the partial withdrawal. A partial withdrawal is the amount paid to you plus any taxes withheld less any contingent deferred sales charge.

     If death occurs at age 90 or later, the death benefit will be the contract value at the time Conseco Variable receives proof of death and a payment election.

     The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payment must begin within one year of the date of death. If the beneficiary is the spouse of the owner, he/she can continue the Contract in his/her own name at the then current value. If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Different rules may apply in the case of an Individual Retirement Annuity.

     If you or any joint owner (who is not the annuitant) dies during the income phase, any remaining payments under the annuity option elected will continue at least as rapidly as under the method of distribution prior to the death of the owner or joint owner. If you die during the income phase, the beneficiary becomes the owner. If any joint owner dies during the income phase, the surviving joint owner, if any, will be treated as the primary beneficiary. Any other beneficiary on record at the time of death will be treated as a contingent beneficiary. Different rules may apply in the case of an Individual Retirement Annuity.

Death Of Annuitant

     If the annuitant, who is not an owner or joint owner, dies during the accumulation phase, you can name a new annuitant. Unless another annuitant is named within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death of the annuitant will be treated as the death of the owner, and a new annuitant may not be named.

     Upon the death of the annuitant during the income phase, the death benefit, if any, will be as provided for in the annuity option selected. The death benefit will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

10.  Other Information

Conseco Variable

     Conseco Variable Insurance Company was originally organized in 1937. Prior to October 7, 1998, Conseco Variable Insurance Company was known as Great American Reserve Insurance Company. In certain states, we may still use the name Great American Reserve Insurance Company until our name change is approved in the state. It is principally engaged in the life insurance business in 49 states and the District of Columbia. Conseco Variable is a stock company organized under the laws of the state of Texas and is an indirect wholly-owned subsidiary of Conseco, Inc. Conseco, Inc. is a publicly held financial services holding company and one of middle America's leading sources for insurance, investment and lending products. Through its subsidiaries and a nationwide network of insurance agents and finance dealers, Conseco, Inc. provides solutions for both wealth protection and wealth creation to more than 12 million customers.



The Separate Account

     Conseco Variable has established a separate account to hold the assets that underlie the contracts. Conseco Variable Annuity Account F serves the variable annuity portion of the contract. Prior to May 1, 1999, Conseco Variable Annuity Account F was known as Great American Reserve Variable Annuity Account F. The Board of Directors of Conseco Variable adopted a resolution to establish the Separate Account under Texas Insurance law on September 26, 1997. Conseco Variable Annuity Account F is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Conseco Variable Annuity Account F is divided into sub-accounts.

     The assets of the Separate Account are held in Conseco Variable's name on behalf of the Separate Account and legally belong to Conseco Variable. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business Conseco Variable may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts Conseco Variable may issue.

     The obligations under the contracts are obligations of Conseco Variable Insurance Company.

Distributor

     Conseco Equity Sales, Inc. (CES), 11815 N. Pennsylvania Street, Carmel, Indiana 46032, acts as the distributor of the contracts. CES, an affiliate of Conseco Variable, is registered as a broker-dealer under the Securities Exchange Act of 1934. CES is a member of the National Association of Securities Dealers, Inc.

     Commissions will be paid to broker-dealers who sell the contracts. Broker-dealers commissions may cost up to 8.25% of purchase payments and may include reimbursement of promotional or distribution expenses associated with the marketing of the contracts. Conseco Variable may, by agreement with the broker-dealer, pay commissions as a combination of a certain percentage amount at the time of sale and a trail commission. This combination may result in the broker-dealer receiving more commission over time than would be the case if it had elected to receive only a commission at the time of sale. The commission rate paid to the broker-dealer will depend upon the nature and level of services provided by the broker-dealer.

Ownership

     The contract is an individual fixed and variable deferred annuity contract. You, as the owner of the contract are entitled to all the rights and privileges of ownership.

     Spousal joint owners are allowed with this contract (except if it is issued pursuant to a qualified plan). Upon the death of either joint owner, the surviving owner will be the designated beneficiary. Any other beneficiary designation at the time the contract was issued or as may have been later changed will be treated as a contingent beneficiary unless otherwise indicated.

Beneficiary

     The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die.

Assignment

     You can assign the contract at any time during your lifetime. Conseco Variable will not be bound by the assignment until it receives the written notice of the assignment. Conseco Variable will not be liable for any payment or other action we take in accordance with the contract before we receive notice of the assignment. An assignment may be a taxable event.

     If the contract is issued pursuant to a qualified plan, there are limitations on your ability to assign the contract.

Financial Statements

     The financial statements of Conseco Variable which are included in the Statement of Additional Information should be considered only as bearing on the ability of Conseco Variable to meet its obligations under the contracts. They should not be considered as bearing on the investment performance of the investment portfolios. The value of the investment portfolios is affected primarily by the performance of the underlying investments.

     The financial statements of Conseco Variable Annuity Account F are included in the Statement of Additional Information.

Table of Contents of the Statement of Additional Information


Company
Independent Accountants
Legal Opinions
Distribution
Calculation of Performance Information
Federal Tax Status
Annuity Provisions
Financial Statements

Appendix A-Condensed Financial Information

Accumulation Unit Value History

     The following schedule includes accumulation unit values for the period indicated. This data has been taken from the Conseco Variable Annuity Account F's financial statements. This information should be read in conjunction with Conseco Variable Annuity Account F's financial statements and related notes which are included in the Statement of Additional Information.



                                              Year Ended          Period ended
SUB-ACCOUNT                                    12/31/99             12/31/98
- ------------------------------------------------------------------------------
Equity
  Beginning of Period.....................     $10.878               $10.000
  End of Period...........................     $16.013               $10.878
  No. of Accum. Units Outstanding.........     646,422               446,344
Balanced
  Beginning of Period.....................     $10.510               $10.000
  End of Period...........................     $13.562               $10.510
  No. of Accum. Units Outstanding.........     675,068               399,217
Fixed Income
  Beginning of Period.....................     $10.392               $10.000
  End of Period...........................     $10.208               $10.392
  No. of Accum. Units Outstanding.........     881,706               308,576
Government Securities
  Beginning of Period.....................     $10.480               $10.000
  End of Period...........................     $10.079               $10.480
  No. of Accum. Units Outstanding.........     451,882               153,270
Money Market
  Beginning of Period.....................     $10.335               $10.000
  End of Period...........................     $10.690               $10.335
  No. of Accum. Units Outstanding.........   4,895,749               779,777
Alger American Growth
  Beginning of Period.....................     $13.913               $10.000
  End of Period...........................     $18.349               $13.913
  No. of Accum. Units Outstanding.........   1,954,848               436,443
Alger American Leveraged AllCap
  Beginning of Period.....................     $14.867               $10.000
  End of Period...........................     $26.106               $14.867
  No. of Accum. Units Outstanding.........   1,362,969               109,259
Alger American MidCap Growth
  Beginning of Period.....................     $12.391               $10.000
  End of Period...........................     $16.110               $12.391
  No. of Accum. Units Outstanding.........     604,590               155,496
Alger American Small Capitalization
  Beginning of Period.....................     $11.196               $10.000
  End of Period...........................     $15.834               $11.196
  No. of Accum. Units Outstanding.........     485,731               153,227



                                               Year Ended         Period ended
SUB-ACCOUNT                                     12/31/99            12/31/98
- ------------------------------------------------------------------------------
VP Income & Growth
  Beginning of Period.....................     $12.058               $10.000
  End of Period...........................     $14.033               $12.058
  No. of Accum. Units Outstanding.........     805,221               351,625
VP International
  Beginning of Period.....................     $11.110               $10.000
  End of Period...........................     $17.973               $11.110
  No. of Accum. Units Outstanding.........     286,551               115,687
VP Value
  Beginning of Period.....................     $10.217               $10.000
  End of Period...........................     $ 9.990               $10.217
  No. of Accum. Units Outstanding.........     615,221               171,138
Berger IPT -Growth
  Beginning of Period.....................     $10.694               $10.000
  End of Period...........................     $15.727               $10.694
  No. of Accum. Units Outstanding.........     161,596                74,889
Berger IPT-Growth and Income
  Beginning of Period.....................     $12.237               $10.000
  End of Period...........................     $19.193               $12.237
  No. of Accum. Units Outstanding.........     827,033               153,114
Berger IPT-Small Company Growth
  Beginning of Period.....................     $ 9.799               $10.000
  End of Period...........................     $18.501                $9.799
  No. of Accum. Units Outstanding.........     279,265               112,140
Berger/BIAM IPT-International
  Beginning of Period.....................     $10.806               $10.000
  End of Period...........................     $14.002               $10.806
  No. of Accum. Units Outstanding.........      21,269                20,704
The Dreyfus Socially Responsible Growth Fund, Inc.
  Beginning of Period.....................     $12.261               $10.000
  End of Period...........................     $15.727               $12.261
  No. of Accum. Units Outstanding.........     931,176               212,780
Dreyfus Stock Index
  Beginning of Period.....................     $12.120               $10.000
  End of Period...........................     $14.414               $12.120
  No. of Accum. Units Outstanding.........   3,732,395             1,229,906
Dreyfus VIF Disciplined Stock
  Beginning of Period.....................     $10.726               $10.000
  End of Period...........................     $12.534               $10.726
  No. of Accum. Units Outstanding.........     280,701                64,622
Dreyfus VIF International Value
  Beginning of Period.....................     $ 9.423               $10.000
  End of Period...........................     $11.883                $9.423
  No. of Accum. Units Outstanding.........      90,423                14,881
Federated High Income Bond II
  Beginning of Period.....................     $ 9.906               $10.000
  End of Period...........................     $ 9.994                $9.906
  No. of Accum. Units Outstanding.........     859,802               449,248
Federated International Equity II
  Beginning of Period....................      $11.457               $10.000
  End of Period..........................      $20.889               $11.457
  No. of Accum. Units Outstanding........      200,438                49,555
Federated Utility II
  Beginning of Period....................      $11.388               $10.000
  End of Period..........................      $11.420               $11.388
  No. of Accum. Units Outstanding........      550,507               227,545


                                                 Year Ended       Period ended
SUB-ACCOUNT                                       12/31/99          12/31/98
- ------------------------------------------------------------------------------
INVESCO VIF - High Yield
  Beginning of Period....................      $ 9.512               $10.000
  End of Period..........................      $10.251                $9.512
  No. of Accum. Units Outstanding........      495,081               119,637
INVESCO VIF - Equity Income
  Beginning of Period....................      $10.300               $10.000
  End of Period..........................      $11.674               $10.300
  No. of Accum. Units Outstanding........      320,678                80,397
Aggressive Growth
  Beginning of Period....................      $12.864               $10.000
  End of Period..........................      $28.593               $12.864
  No. of Accum. Units Outstanding........    1,540,761               189,516
Growth
  Beginning of Period....................      $12.663               $10.000
  End of Period..........................      $17.980               $12.663
  No. of Accum. Units Outstanding........    3,067,175               424,913
Worldwide Growth
  Beginning of Period....................      $11.887               $10.000
  End of Period..........................      $19.278               $11.887
  No. of Accum. Units Outstanding........    2,253,671               698,806
Lazard Retirement Equity
  Beginning of Period....................      $10.950               $10.000
  End of Period..........................      $11.679               $10.950
  No. of Accum. Units Outstanding........      134,126                93,997
Lazard Retirement Small Cap
   Beginning of Period...................      $ 9.311               $10.000
  End of Period..........................      $ 9.653                $9.311
  No. of Accum. Units Outstanding........      101,384                45,538
Growth & Income (Lord Abbett)
  Beginning of Period....................      $10.812               $10.000
  End of Period..........................      $12.447               $10.812
  No. of Accum. Units Outstanding........      759,960               240,000
Growth and Income (Mitchell Hutchins)
  Beginning of Period....................      $11.030               $10.000
  End of Period..........................      $12.000               $11.030
  No. of Accum. Units Outstanding........       45,323                23,636
Limited Maturity Bond
  Beginning of Period....................      $10.229               $10.000
  End of Period..........................      $10.236               $10.229
  No. of Accum. Units Outstanding........      921,343               308,953
Partners
  Beginning of Period....................      $10.056               $10.000
  End of Period..........................      $10.647               $10.056
  No. of Accum. Units Outstanding........      524,039               308,591
Strong Opportunity II
  Beginning of Period....................      $10.886               $10.000
  End of Period..........................      $14.482               $10.886
  No. of Accum. Units Outstanding........      489,674               181,752
Strong Mid Cap Growth II
  Beginning of Period....................      $12.506               $10.000
  End of Period..........................      $23.416               $12.506
  No. of Accum. Units Outstanding........      620,231                53,572
Worldwide Bond
  Beginning of Period....................      $11.014               $10.000
  End of Period..........................      $10.011               $11.014
  No. of Accum. Units Outstanding........       85,090                31,389



                                              Year Ended          Period ended
SUB-ACCOUNT                                    12/31/99             12/31/98
- ------------------------------------------------------------------------------
Worldwide Emerging Markets
  Beginning of Period....................      $ 6.734               $10.000
  End of Period..........................      $13.301                $6.734
  No. of Accum. Units Outstanding........      211,063                36,153
Worldwide Hard Assets
  Beginning of Period....................      $ 7.059               $10.000
  End of Period..........................      $ 8.423                $7.059
  No. of Accum. Units Outstanding........       67,746                12,476
Worldwide Real Estate
  Beginning of Period....................      $ 8.643               $10.000
  End of Period..........................      $ 8.351                $8.643
  No. of Accum. Units Outstanding........       34,645                25,254

There are no accumulation unit values shown for the following sub-accounts because they were not available under your contract until the date of this prospectus: Conseco 20 Focus; Conseco High Yield; Berger IPT-New Generation; Rydex OTC; Rydex Nova; Seligman Communications and Information; and Seligman Global Technology.
================================================================================


                           APPENDIX B

                PARTICIPATING INVESTMENT PORTFOLIOS


Below is a summary of the investment objectives and strategies of each investment portfolio available under the contract. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

The fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks of each portfolio.

CONSECO SERIES TRUST

Conseco Series Trust is managed by Conseco Capital Management, Inc. (CCM) which is an affiliate of Conseco Variable. Conseco Series Trust is a mutual fund with multiple portfolios. The following portfolios are available under the contract:

Conseco 20 Focus Portfolio

The Conseco 20 Focus Portfolio seeks capital appreciation. Normally, the Portfolio will invest at least 65% of its assets in common stocks of companies that the adviser believes have above-average growth prospects. The Portfolio is non-diversified and will normally concentrate its investments in a core position of approximately 20 - 30 common stocks.

Equity Portfolio

The Equity Portfolio seeks to provide a high total return consistent with preservation of capital and a prudent level of risk. The portfolio will invest primarily in selected equity securities, including common stocks and other securities having the investment characteristics of common stocks, such as convertible securities and warrants.

Balanced Portfolio

The Balanced Portfolio seeks a high total investment return, consistent with the preservation of capital and prudent investment risk. Normally, the portfolio invests approximately 50-65% of its assets in equity securities, and the remainder in a combination of fixed income securities, or cash equivalents.


High Yield Portfolio

The High Yield Portfolio seeks to provide a high level of current income with a secondary objective of capital appreciation. Normally, the adviser invests at least 65% of the Portfolio's assets in below investment grade securities
(those rated BB+/Ba1 or lower by independent rating agencies).

Fixed Income Portfolio

The Fixed Income Portfolio seeks the highest level of income consistent with preservation of capital. The portfolio invests primarily in investment grade debt securities.

Government Securities Portfolio

The Government Securities Portfolio seeks safety of capital, liquidity and current income. The portfolio will invest primarily in securities issued by the U.S. government or an agency or instrumentality of the U.S. government.

Money Market Portfolio

The Money Market Portfolio seeks current income consistent with stability of capital and liquidity. The portfolio may invest in U.S. government securities, bank obligations, commercial paper obligations, short-term corporate debt securities, and municipal obligations.


THE ALGER AMERICAN FUND

The Alger American Fund is a mutual fund with multiple portfolios. The manager of the fund is Fred Alger Management, Inc. The following portfolios are available under the contract:

Alger American Growth Portfolio

The Alger American Growth Portfolio seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies.

Alger American Leveraged AllCap Portfolio

The Alger American Leveraged AllCap Portfolio seeks long-term capital appreciation. Under normal circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential. The portfolio can borrow money up to one-third of its total assets to buy additional securities.

Alger American MidCap Growth Portfolio

The Alger American MidCap Growth Portfolio seeks long-term capital appreciation. It focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P MidCap 400 Index.

Alger American Small Capitalization Portfolio

The Alger American Small Capitalization Portfolio seeks long-term capital appreciation. It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

American Century Variable Portfolios, Inc. is a mutual fund with multiple portfolios. The fund's investment adviser is American Century Investment Management, Inc. The following portfolios are available under the contract:

VP Income & Growth Fund

The VP Income & Growth Fund seeks dividend growth, current income and capital appreciation by investing in common stocks. The fund's investment strategy utilizes quantitative management techniques in a two-step process that draws heavily on computer technology.

VP International Fund

The VP International Fund seeks capital growth. The fund managers use a growth investment strategy developed by American Century to invest in stocks of companies that they believe will increase in value over time. This strategy looks for companies with earnings and revenue growth. International investment involves special risk considerations. These include economic and political conditions, expected inflation rates and currency fluctuations.

VP Value Fund

The VP Value Fund seeks long-term capital growth. Income is a secondary objective. In selecting stocks for the VP Value Fund, the fund managers look for stocks of medium to large companies that they believe are undervalued at the time of purchase.

BERGER INSTITUTIONAL PRODUCTS TRUST

Berger Institutional Products Trust is a mutual fund with multiple portfolios. Berger LLC (formerly, Berger Associates, Inc.) is the investment advisor for the Berger IPT-Growth Fund, the Berger IPT-Growth and Income Fund, the Berger IPT-Small Company Growth Fund and the Berger IPT-New Generation Fund. BBOI Worldwide LLC, a joint venture between Berger LLC and Bank of Ireland Asset Management (U.S.) Limited (BIAM), is the investment advisor for the Berger/BIAM IPT-International Fund. BBOI Worldwide LLC has delegated daily management of the Fund to BIAM. Berger LLC and BIAM have entered into an agreement to dissolve BBOI Worldwide LLC. The dissolution of BBOI Worldwide LLC will have no effect on the investment advisory services provided to the Fund. Contingent upon shareholder approval, when BBOI Worldwide LLC is dissolved, Berger LLC will become the Fund's advisor and BIAM will continue to be responsible for day-to-day management of the Fund's portfolio as sub-advisor. If approved by shareholders, these advisory changes are expected to take place in the first half of this year. The following portfolios are available under the contract:

Berger IPT-Growth Fund (formerly, Berger IPT -100 Fund)

The Berger IPT-Growth Fund aims for long-term capital appreciation. In pursuing that goal, the fund primarily invests in the common stocks of established companies with the potential for strong earnings growth.

Berger IPT-Growth and Income Fund

The Berger IPT-Growth and Income Fund aims for capital appreciation and has a secondary goal of investing in securities that produce current income for the portfolio. In pursuing these goals, the fund primarily invests in the securities of well-established, growing companies.

Berger IPT-Small Company Growth Fund

The Berger IPT-Small Company Growth Fund aims for capital appreciation. In pursuing that goal, the fund primarily invests in the common stocks of small companies with the potential for rapid earnings growth.

Berger IPT - New Generation Fund

The Berger IPT - New Generation Fund seeks capital appreciation. In pursuing that goal, the Fund primarily invests in the common stocks of companies believed to have the potential to change the direction or dynamics of the industries in which they operate or significantly influence the way businesses or consumers conduct their affairs.

Berger/BIAM IPT-International Fund

The Berger/BIAM IPT-International Fund aims for long-term capital appreciation. In pursuing that goal, the fund primarily invests in a portfolio consisting of common stocks of well-established foreign companies.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

The Dreyfus Socially Responsible Growth Fund, Inc. is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation.

The Dreyfus Socially Responsible Growth Fund, Inc. seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the fund invests primarily in the common stock of companies that, in the opinion of the fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

DREYFUS STOCK INDEX FUND

The Dreyfus Stock Index Fund is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation.

The Dreyfus Stock Index Fund seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the index.

DREYFUS VARIABLE INVESTMENT FUND

The Dreyfus Variable Investment Fund ("Dreyfus VIF") is a mutual fund with multiple portfolios. The investment adviser for the portfolios is The Dreyfus Corporation. The following portfolios are available under the contract:

Dreyfus VIF Disciplined Stock Portfolio

The Dreyfus VIF Disciplined Stock Portfolio seeks investment returns (consisting of capital appreciation and income) that are greater than the total return performance of stocks represented by the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the portfolio invests in a blended portfolio of growth and value stocks chosen through a disciplined investment process.

Dreyfus VIF International Value Portfolio

The Dreyfus VIF International Value Portfolio seeks long-term capital growth. To pursue this goal, the portfolio ordinarily invests most of its assets in equity securities of foreign issuers which Dreyfus considers to be "value" companies.

FEDERATED INSURANCE SERIES

Federated Insurance Series is a mutual fund with multiple portfolios. Federated Investment Management Company is the adviser to the Federated High Income Bond Fund II and the Federated Utility Fund II. Federated Global Investment Management Corp. is the adviser to the Federated International Equity Fund II. The following portfolios are available under the contract:

Federated High Income Bond Fund II

The Federated High Income Bond Fund II's investment objective is to seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. The fund pursues its investment objective by investing in a diversified portfolio of high-yield, lower-rated corporate bonds.

Federated Utility Fund II

The Federated Utility Fund II's investment objective is to achieve high current income and moderate capital appreciation. The fund pursues its investment objective by investing under normal market conditions, at least 65% of its assets in equity securities (including convertible securities) of companies that derive at least 50% of their revenues from the provision of electricity, gas and telecommunications related services.

Federated International Equity Fund II

The Federated International Equity Fund II's investment objective is to obtain a total return on its assets. The fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities.

INVESCO VARIABLE INVESTMENT FUNDS, INC. (not available for new sales as of May 1, 2000)

INVESCO Variable Investment Funds, Inc. is a mutual fund with multiple portfolios. INVESCO Funds Group, Inc. is the investment adviser for the Fund. The following portfolios are available under the contract:

INVESCO VIF - Equity Income Fund

The INVESCO VIF - Equity Income Fund's primary goal is high current income, with growth of capital as a secondary objective. The fund normally invests at least 65% of its assets in dividend-paying common and preferred stocks, although in recent years that percentage has been somewhat higher.

INVESCO VIF - High Yield Fund

The INVESCO VIF - High Yield Fund seeks to provide a high level of current income, with growth of capital as a secondary objective. It invests substantially all of its assets in lower-rated debt securities, commonly called "junk bonds" and preferred stock, including securities issued by foreign companies.

JANUS ASPEN SERIES

Janus Aspen Series is a mutual fund with multiple portfolios. Janus Capital Corporation is the investment adviser to the fund. The following portfolios are available under your contract:

Aggressive Growth Portfolio

The Aggressive Growth Portfolio seeks long-term growth of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies.

Growth Portfolio

The Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential. Although the Portfolio can invest in companies of any size, it generally invests in larger, more established companies.

Worldwide Growth Portfolio

The Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks of companies of any size throughout the world. The portfolio normally invests in issuers from at least five different countries, including the United States. The portfolio may at times invest in fewer than five countries or even a single country.

LAZARD RETIREMENT SERIES, INC.

Lazard Retirement Series, Inc. is a mutual fund with multiple portfolios. Lazard Asset Management serves as the investment manager of the portfolios. The investment manager is a division of Lazard Freres, a New York limited liability company, which is registered as an investment adviser with the SEC. The following portfolios are available under the contract:

Lazard Retirement Equity Portfolio

The Lazard Retirement Equity Portfolio seeks long-term capital appreciation. The portfolio invests primarily in equity securities, principally common stocks, of relatively large U.S. companies (those whose total market value is more than $1 billion) that the investment manager believes are undervalued based on their earnings, cash flow or asset values.

Lazard Retirement Small Cap Portfolio

The Lazard Retirement Small Cap Portfolio seeks long-term capital appreciation. The portfolio invests primarily in equity securities, principally common stocks, of relatively small U.S. companies in the range of the Russell 2000 Index that the investment manager believes are undervalued based on their earnings, cash flow or asset values.

LORD ABBETT SERIES FUND, INC.

Lord Abbett Series Fund, Inc. is a mutual fund with multiple portfolios. The fund's investment adviser is Lord, Abbett & Co. The following portfolio is available under the contract:

Growth & Income Portfolio

The Growth & Income Portfolio's investment objective is long-term growth of capital and income without excessive fluctuations in market value.

MITCHELL HUTCHINS SERIES TRUST

Mitchell Hutchins Series Trust is a mutual fund with multiple portfolios. Mitchell Hutchins Asset Management Inc. is the investment adviser of the fund. The following portfolio is available under the contract:

Growth and Income Portfolio

The Growth and Income Portfolio's investment objective is current income and capital growth. The portfolio invests primarily in dividend-paying stocks of companies that its investment adviser believes have potential for rapid earnings growth.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Neuberger Berman Advisers Management Trust is a mutual fund with multiple portfolios. Neuberger Berman Management Inc. is the investment adviser. The following portfolios are available under the contract:

Limited Maturity Bond Portfolio

The Limited Maturity Bond Portfolio seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal. To pursue these goals, the portfolio invests mainly in investment-grade bonds and other debt securities from U.S. government and corporate issuers. These may include mortgage- and asset-backed securities.

Partners Portfolio

The Partners Portfolio seeks growth of capital. To pursue this goal, the portfolio invests mainly in common stocks of mid- to large-capitalization companies. The managers look for well-managed companies whose stock prices are believed to be undervalued.

RYDEX VARIABLE TRUST

Rydex Variable Trust is a mutual fund with multiple portfolios which are managed by PADCO Advisors II, Inc. The following portfolios are available under the contract:

OTC Fund

The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ 100 Index . The Fund invests principally in securities of companies included in the NASDAQ 100 Index . It also may invest in other instruments whose performance is expected to correspond to that of the Index, and may engage in futures and options transactions.

Nova Fund

The Nova Fund seeks to provide investment returns that correspond to 150% of the daily performance of the Standard & Poor's 500 Composite Stock Price Index. Unlike traditional index funds, as its primary investment strategy, the Fund invests to a significant extent in futures contracts and options on: securities, futures contracts and stock indexes. On a day-to-day basis, the Fund holds US government securities to collateralize these futures and options contracts.

SELIGMAN PORTFOLIOS, INC.

Seligman Portfolios, Inc. is a mutual fund with multiple portfolios which are managed by J. & W. Seligman & Co. Incorporated. The following portfolios are available under the contract:

Seligman Communications and Information Portfolio

The Seligman Communications and Information Portfolio seeks capital gain.
The Portfolio invests at least 80% of its net assets, exclusive of government securities, short-term notes, and cash and cash equivalents, in securities of companies operating in the communications, information and related industries. The Portfolio generally invests at least 65% of its total assets in securities of companies engaged in these industries. The Portfolio may invest in companies of any size.

Seligman Global Technology Portfolio

The Seligman Global Technology Portfolio seeks long-term capital appreciation. The Portfolio generally invests at least 65% of its assets in equity securities of US and non-US companies with business operations in technology and technology-related industries. The Portfolio may invest in companies of any size.

STRONG OPPORTUNITY FUND II, INC.

Strong Opportunity Fund II, Inc. is a mutual fund. Strong Capital Management, Inc. is the investment advisor for the fund. The following portfolio is available under the contract:

Opportunity Fund II

The Opportunity Fund II seeks capital growth. The fund invests primarily in stocks of medium-capitalization companies that the fund's manager believes are underpriced, yet have attractive growth prospects.

STRONG VARIABLE INSURANCE FUNDS, INC.

Strong Variable Insurance Funds, Inc. is a mutual fund. Strong Capital Management, inc. is the investment advisor for the fund. The following portfolio is available under the contract:

Mid-Cap Growth Fund II

The Mid-Cap Growth Fund II seeks capital appreciation. The fund invests at least 65% of its assets in stocks of medium-capitalization companies that the fund's managers believe have favorable prospects for accelerating growth of earnings, cash flow, or asset value.

VAN ECK WORLDWIDE INSURANCE TRUST

Van Eck Worldwide Insurance Trust is a mutual fund with multiple portfolios. Van Eck Associates Corporation serves as investment adviser to the funds. The following portfolios are available under the contract:

Worldwide Bond Fund

The Worldwide Bond Fund seeks high total return income plus capital appreciation by investing globally, primarily in a variety of debt securities. The fund's long-term assets will consist of debt securities rated B or better by Standard & Poor's or Moody's Investors' Service.

Worldwide Emerging Markets Fund

The Worldwide Emerging Markets Fund seeks long-term capital appreciation by investing in equity securities in emerging markets around the world. The fund emphasizes investment in countries that have relatively low gross national product per capita, as well as the potential for rapid economic growth.

Worldwide Hard Assets Fund

The Worldwide Hard Assets Fund seeks long-term capital appreciation by investing primarily in "hard asset securities." Income is a secondary consideration.

Worldwide Real Estate Fund

The Worldwide Real Estate Fund seeks a high total return by investing in equity securities of companies that own significant real estate or that principally do business in real estate.


- ------------------------------------------------------------------------------
     If you would like a free copy of the Statement of Additional Information dated May 1, 2000 for this Prospectus, please complete this form, detach, and mail to:

                       Conseco Variable Insurance Company
                              Administrative Office
                          11815 N. Pennsylvania Street
                              Carmel, Indiana 46032

Gentlemen:

Please send me a free copy of the Statement of Additional Information for the Conseco Variable Annuity Account F fixed and variable annuity at the following address:

         Name: _________________________________________________________________

         Mailing Address: ______________________________________________________

         _______________________________________________________________________

                                   Sincerely,


             ______________________________________________________
                                   (Signature)

- ------------------------------------------------------------------------------

                       Conseco Variable Insurance Company
                          11815 N. Pennsylvania Street
                              Carmel, Indiana 46032

(C) 2000, Conseco Variable Insurance Company



                                    PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                              INDIVIDUAL FIXED AND
                       VARIABLE DEFERRED ANNUITY CONTRACTS

                                    issued by

                       CONSECO VARIABLE ANNUITY ACCOUNT F

                                       and

                       CONSECO VARIABLE INSURANCE COMPANY

THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2000, FOR THE INDIVIDUAL FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS WHICH ARE DESCRIBED HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL US AT (800) 342-6307 OR WRITE US AT OUR ADMINISTRATIVE OFFICE: 11815 N. PENNSYLVANIA STREET, CARMEL, INDIANA 46032.

THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 2000.



                                TABLE OF CONTENTS

                                                                            PAGE
COMPANY...................................................................

INDEPENDENT ACCOUNTANTS...................................................

LEGAL OPINIONS............................................................

DISTRIBUTION..............................................................
    Reduction or Elimination of the Contingent Deferred Sales Charge......

CALCULATION OF PERFORMANCE INFORMATION....................................
    Total Return..........................................................
    Performance Information...............................................
    Historical Unit Values................................................
    Reporting Agencies....................................................
FEDERAL TAX STATUS........................................................
    General...............................................................
    Diversification.......................................................
    Multiple Contracts....................................................
    Partial 1035 Exchanges................................................
    Contracts Owned by Other than Natural Persons.........................
    Tax Treatment of Assignments..........................................
    Death Benefits........................................................
    Income Tax Withholding................................................
    Tax Treatment of Withdrawals - Non-Qualified Contracts................
    Qualified Plans.......................................................
    Tax Treatment of Withdrawals - Qualified Contracts....................
    Tax-Sheltered Annuities - Withdrawal Limitations......................
    Mandatory Distributions - Qualified Plans.............................

ANNUITY PROVISIONS........................................................
    Variable Annuity Payout...............................................
    Annuity Unit..........................................................
    Fixed Annuity Payout..................................................

FINANCIAL STATEMENTS .....................................................

COMPANY

     Information regarding Conseco Variable Insurance Company ("Company" or "Conseco Variable") is contained in the prospectus. On October 7, 1998, the Company changed its name from Great American Reserve Insurance Company to its present name.

INDEPENDENT ACCOUNTANTS

     The financial statements of Conseco Variable as of December 31, 1999 and 1998, and for the years ended December 31, 1999, 1998 and 1997, included in the
prospectus,   have  been  audited  by PricewaterhouseCoopers LLP, 2900 One
American Square, Indianapolis, Indiana 46282, independent accountants, as set forth in their report appearing therein.

LEGAL OPINIONS

     Blazzard, Grodd & Hasenauer, P.C. of Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts described in the prospectus.

DISTRIBUTION

     Conseco Equity Sales, Inc., an affiliate of the Company, acts as the distributor. The offering is on a continuous basis.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

The amount of the Contingent Deferred Sales Charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Contingent Deferred Sales Charge will be determined by the Company after examination of all the relevant factors such as:

     1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

     2. The total amount of purchase payments to be received will be considered. Per Contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

     3. Any prior or existing relationship with the Company will be considered. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

     4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

     If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Contingent Deferred Sales Charge.

     The Contingent Deferred Sales Charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Contingent Deferred Sales Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

CALCULATION OF PERFORMANCE INFORMATION

TOTAL RETURN

     From time to time, we may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

     Any such advertisement will include standardized average annual total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of a 1.25% Mortality and Expense Risk Charge, a .15% Administrative Charge, the expenses for the underlying investment portfolio being advertised and any applicable Contract Maintenance Charges and Contingent Deferred Sales Charges.

     The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any Contract Maintenance Charge and Contingent Deferred Sales Charge. The deduction of any Contract Maintenance Charge and Contingent Deferred Sales Charge would reduce any percentage increase or make greater any percentage decrease.

     The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable Contract Maintenance Charges and any applicable Contingent Deferred Sales Charges to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                                P (1 + T)^n = ERV
   Where:
   P =   a hypothetical initial payment of $1,000
   T =   average annual total return
   n =   number of years
   ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the time periods used.

     You should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what an your total return may be in any future period.

Performance Information

     The Contracts are relatively new and therefore do not have a meaningful investment performance history. However, certain corresponding Portfolios have been in existence for some time and consequently have investment performance history. In order to demonstrate how the actual investment experience of the Portfolios affects Accumulation Unit values, the Company has developed performance information. The information is based upon the historical experience of the Portfolios and is for the periods shown.

Future performance of the portfolios will vary and the results shown are not necessarily representative of future results. Performance for periods ending after those shown may vary substantially from the examples shown. The performance of the portfolios is calculated for a specified period of time by assuming an initial purchase payment of $1,000 allocated to the portfolio. The percentage increases (decreases) are determined by subtracting the initial purchase payment from the ending value and dividing the remainder by the beginning value. The performance may also show figures when no withdrawal is assumed.

The following charts reflect performance information for the investment portfolios of the Separate Account for the periods shown. Chart 1 reflects performance information commencing from the date the Separate Account first invested in the portfolio. Chart 2 reflects performance information commencing from the inception date of the underlying portfolio (which date may precede the inception date that the Separate Account first invested in the underlying portfolio). Column A is standardized average annual total return which reflects the deduction of the insurance charges, contract maintenance charge, contingent deferred sales charge and the fees and expenses of the portfolios. Column B reflects the deduction of the insurance charges and the fees and expenses of the portfolios.

Performance is not shown in Chart 1 for the Conseco 20 Focus Portfolio, High Yield Portfolio, Berger IPT-New Generation Fund, OTC Fund, Nova Fund, Seligman Communications and Information Portfolio and the Seligman Global Technology Portfolio because they were not available under the Contract until the date of the prospectus (May 1, 2000).

Performance is not shown in Chart 2 for the Conseco 20 Focus Portfolio, High Yield Portfolio and Berger IPT - New Generation Fund because the Portfolios commenced operations on May 1, 2000. Performance shown in Chart 2 for the Seligman Communications and Information Portfolio and the Seligman Global Technology Portfolio does not reflect the 12b-1 fees these portfolios will incur beginning May 1, 2000. The imposition of 12b-1 fees will reduce future performance.



Chart 1: TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 1999:


                        Separate Account
                        Inception                             Column A                                    Column B
                        Date in                                                   10 yrs/                             10 yrs/
                        Portfolio                           1 yr   3 yrs   5 yrs   since          1 yr 3 yrs   5 yrs  since
                                                                                  inception                          inception
                    ---------------------------------------------------------------------------------------------------

CONSECO SERIES TRUST
Balanced Portfolio                          2/9/98              20.80%          N/A     N/A      13.49%            29.04%  N/A
Equity Portfolio                            2/9/98              37.82%          N/A     N/A      23.92%            47.20%  N/A
Fixed Income Portfolio                      2/9/98              (8.05%)         N/A     N/A      (2.35%)           (1.77%)N/A
Government Securities Portfolio             2/9/98              (9.97%)         N/A     N/A      (3.00%)           (3.82%)N/A
Money Market Portfolio

THE ALGER AMERICAN FUND
Alger American Growth Portfolio             2/9/98              23.47%          N/A     N/A      33.18%            31.89%  N/A
Alger American Leveraged AllCap Portfolio 2/9/98                64.40%          N/A     N/A      60.50%            75.59%  N/A
Alger American MidCap Growth Portfolio 2/9/98                   21.72%          N/A     N/A      24.32%            30.02%  N/A
Alger American Small Capitalization Portfolio  2/9/98 32.41%                    N/A     N/A      23.19%            41.43%  N/A

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income & Growth                          2/9/98               8.95%          N/A     N/A      15.56%            16.38%  N/A
VP International                            2/9/98              51.46%          N/A     N/A      31.73%            61.77%  N/A
VP Value                                    2/9/98              (8.48%)         N/A     N/A      (3.46%)           (2.23%)N/A

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT--Growth Fund                     2/9/98              37.69%          N/A     N/A      22.74%            47.06%  N/A
Berger IPT--Growth and Income Fund          2/9/98              46.85%          N/A     N/A      36.39%            56.84%  N/A
Berger IPT--Small Company Growth Fund 2/9/98                    76.77%          N/A     N/A      33.75%            88.79%  N/A
Berger/BIAM IPT--International Fund         2/9/98              21.32%          N/A     N/A      15.43%            29.59%  N/A

THE DREYFUS SOCIALLY RESPONSIBLE
GROWTH FUND, INC.                    2/9/98           20.09%                    N/A     N/A      22.75%            28.27%  N/A

DREYFUS STOCK INDEX FUND                    2/9/98              11.34%          N/A     N/A      17.21%            18.93%  N/A
DREYFUS VARIABLE INVESTMENT FUND
Disciplined Stock Portfolio                 5/1/98               9.39%          N/A     N/A      10.07%            16.85%  N/A
International Value Portfolio               5/1/98              18.05%          N/A     N/A       6.61%            26.10%  N/A

FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II          2/9/98               (5.56%)        N/A     N/A      (3.44%)             .88%  N/A
Federated Utility Fund II                   2/9/98               (6.13%)        N/A     N/A       3.62%              .28%  N/A
Federated International Equity Fund II 2/9/98                    70.71%         N/A     N/A      42.63%            82.32%  N/A

INVESCO VARIABLE INVESTMENT FUNDS, INC.

INVESCO VIF - High Yield Fund               5/1/98                 .89%         N/A     N/A      (2.41%)            7.77%  N/A
INVESCO VIF - Equity Income Fund            5/1/98                6.10%         N/A     N/A       5.48%            13.34%  N/A

JANUS ASPEN SERIES
Aggressive Growth Portfolio                 2/9/98              108.13%         N/A     N/A      68.41%          122.28%   N/A
Growth Portfolio                            2/9/98               32.93%         N/A     N/A      31.76%            41.98%  N/A
Worldwide Growth Portfolio                  2/9/98               51.83%         N/A     N/A      36.70%            62.17%  N/A

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio          2/9/98               (0.15%)        N/A     N/A       4.86%             6.66%  N/A
Lazard Retirement Small Cap Portfolio 2/9/98                     (2.96%)        N/A     N/A      (5.20%)            3.67%  N/A

LORD ABBETT SERIES FUND, INC.
Growth and Income Portfolio                 2/9/98                7.77%         N/A     N/A       8.45%            15.12%  N/A

MITCHELL HUTCHINS SERIES TRUST
Growth and Income Portfolio                 2/9/98                1.85%         N/A     N/A       6.38%             8.80%  N/A

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Limited Maturity Bond Portfolio             2/9/98               (6.33%)        N/A     N/A      (2.21%)             .07%  N/A
Partners Portfolio                          2/9/98               (0.89%)        N/A     N/A      (0.15%)            5.88%  N/A


STRONG OPPORTUNITY FUND II, INC.
Opportunity Fund II                         2/9/98       24.55%        N/A      N/A     17.50%            33.03%   N/A     N/A
STRONG VARIABLE INSURANCE FUNDS, INC.
Strong MidCap Growth Fund II                2/9/98       75.32%        N/A      N/A     51.52%            87.24%   N/A     N/A
VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund                         2/9/98      (14.92%)       N/A      N/A     (3.35%)           (9.11%)N/A       N/A
Worldwide Emerging Markets Fund             2/9/98       84.93%        N/A      N/A     12.31%            97.51%   N/A     N/A
Worldwide Hard Assets Fund                  2/9/98       11.70%        N/A      N/A    (11.80%)           19.32%   N/A     N/A
Worldwide Real Estate Trust                 2/9/98       (9.56%)       N/A      N/A    (12.20%)           (3.38%)N/A       N/A


N/A      17.49%
N/A      28.29%
N/A       1.09%
N/A        .42%



N/A      37.87%
N/A      66.15%
N/A      28.70%
N/A      27.53%


N/A      19.64%
N/A      36.37%
N/A      (0.05%)


N/A      27.07%
N/A      41.19%
N/A      38.47%
N/A      19.50%


N/A      27.07%

N/A      21.34%

N/A      14.47%
N/A      10.87%


N/A      (0.03%)
N/A       7.28%
N/A      47.66%



N/A       1.50%
N/A       9.70%


N/A      74.35%
N/A      36.40%
N/A      41.52%


N/A       8.56%
N/A      (1.85%)


N/A      12.28%


N/A      10.13%


N/A       1.24%
N/A       3.37%



21.65%

56.86%

  .06%
16.29%
(8.68%)
(9.10%)




Chart 2:  TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 1999:


                                                                         Column A
                        Portfolio                                                         10 yrs/
                    Inception Date                             1 yr      3 yrs    5 yrs   since      1 yr
                                                                                          inception
                    -----------------------------------------------------------------------------------------

CONSECO SERIES TRUST
Balanced Portfolio                                            07/25/94   19.88%   15.43%   15.74%   15.44%
Equity Portfolio                                              07/25/94   36.77%   22.78%   22.83%   22.85%
Fixed Income Portfolio                                        07/25/94   (8.76%)   1.64%    4.32%    5.54%
Government Securities Portfolio                               07/25/94  (10.66%)  (0.13%)   1.94%    1.94%
Money Market Portfolio                                        07/25/94   (3.92%)  (0.08%)   0.06%    0.24%
THE ALGER AMERICAN FUND
Alger American Growth Portfolio                               12/31/89   22.52%   31.05%   28.03%   23.23%
Alger American Leveraged AllCap Portfolio                     01/25/95   63.13%   44.92%    N/A     43.72%
Alger American MidCap Growth Portfolio                        05/03/93   20.79%   20.65%   23.22%   22.95%
Alger American Small Capitalization Portfolio                 12/31/89   31.40%   18.59%   20.11%   18.28%
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income & Growth                                            02/06/98    8.12%    N/A      N/A     15.61%
VP International                                              05/02/94   50.31%   27.83%   21.81%   21.71%
VP Value                                                      05/01/96   (9.18%)   6.10%    N/A     15.38%
BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT--Growth Fund                                       05/01/96   36.63%   21.26%    N/A     18.92%
Berger IPT--Growth and Income Fund                            05/01/97   45.72%    N/A      N/A     36.09%
Berger IPT--Small Company Growth Fund                         05/01/96   75.44%   28.84%    N/A     23.58%
Berger IPT - New Generation Fund                              * Fund Inception Date 05/01/2000
Berger/BIAM IPT--International Fund                           04/30/97   20.39%    N/A      N/A     11.53%
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.            10/07/93   19.17%   24.94%   26.11%   24.37%
DREYFUS STOCK INDEX FUND                                      12/31/89   10.48%   22.94%   25.31%   18.51%
DREYFUS VARIABLE INVESTMENT FUND
Disciplined Stock Portfolio                                   04/30/96    8.56%   18.32%    N/A     20.26%
International Value Portfolio                                 05/01/96   17.16%    9.34%    N/A      8.61%
FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II                            03/01/94   (6.28%)   2.37%    8.11%    6.37%
Federated Utility Fund II                                     02/10/94   (6.85%)   9.75%   12.87%   11.91%
Federated International Equity Fund II                        05/08/95    69.41%  32.19%    N/A     23.21%
INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - High Yield Fund                                 12/15/93     0.12%    4.03%    5.80%   8.02%
INVESCO VIF - Equity Income Fund                              12/15/93     5.29%   12.90%   15.39%  16.68%
JANUS ASPEN SERIES
Aggressive Growth Portfolio                                   09/13/93   106.54%   45.52%   33.51%  35.28%
Growth Portfolio                                              09/13/93    31.91%   29.40%   27.30%  25.54%
Worldwide Growth Portfolio                                    09/13/93    50.68%   32.78%   30.94%  28.06%
LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio                            01/30/98   (0.92%)    N/A     N/A      4.33%
Lazard Retirement Small Cap Portfolio                         11/04/97   (3.70%)    N/A     N/A    (4.21%)
LORD ABBETT SERIES FUND, INC.
Growth and Income Portfolio                                   12/31/89     6.95%   14.07%  18.15%   14.72%
MITCHELL HUTCHINS SERIES TRUST
Growth and Income Portfolio                                   02/06/98     1.07%    N/A      N/A     6.12%
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Limited Maturity Bond Portfolio                               12/31/89   (7.04%)    0.72%   3.41%    4.68%
Partners Portfolio                                            03/22/94   (1.64%)    9.89%  18.62%   17.20%
RYDEX VARIABLE TRUST
OTC Fund                                                      10/25/96    84.01%   52.80%    N/A    49.77%
Nova Fund                                                     10/22/96    12.32%   20.58%    N/A    19.68%
SELIGMAN PORTFOLIOS, INC.
Seligman Communications and Information Portfolio             10/13/94    40.10%   17.08%  17.53%   18.06%
Seligman Global Technology Portfolio                          05/02/96    79.03%   33.19%    N/A    28.31%
STRONG OPPORTUNITY FUND II, INC.
Opportunity Fund II                                           05/08/92   23.60%    20.12%   20.82%  19.75%
STRONG VARIABLE INSURANCE FUNDS, INC.
Strong MidCap Growth Fund II                                  12/31/96   73.98%    40.91%    N/A    40.91%
VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund                                           12/31/89  (15.57%)  (1.31%)    2.96%   7.33%
Worldwide Emerging Markets Fund                               12/27/95   83.54%     1.74%    N/A     7.25%
Worldwide Hard Assets Fund                                    12/31/89   10.86%  (14.87%)  (4.16%)   2.95%
Worldwide Real Estate Trust                                   02/06/98  (10.24%)    N/A      N/A  (12.21%)

       Column B
                10 yrs/
 3 yrs    5 yrs since
                inception
------------------------


         29.04%   17.91%   16.74%   16.14%
         47.20%   25.42%   23.88%   23.60%
         (1.77%)   3.84%    5.23%    6.18%
         (3.82%)   2.03%    2.83%    2.56%
          3.43%    2.08%    0.94%    0.86%

         31.89%   33.86%   29.14%   23.27%
         75.59%   48.01%    N/A     44.98%
         30.02%   23.23%   24.28%   23.35%
         41.43%   21.14%   21.15%   18.32%

         16.38%    N/A      N/A     20.30%
         61.77%   30.57%   22.87%   22.41%
         (2.23%)   8.39%     N/A    17.08%

         47.06%   23.86%    N/A     20.68%
         56.84%    N/A      N/A     39.39%
         88.79%   31.60%    N/A     25.40%

         29.58%    N/A      N/A     14.23%
         28.27%   27.61%   27.20%   24.83%
         18.93%   25.57%   26.39%   18.55%

         16.85%   20.86%     N/A    22.03%
         26.10%   11.69%     N/A    10.22%

          0.88%    4.58%    9.06%    6.99%
          0.28%   12.11%   13.86%   12.54%
         82.32%   35.02%    N/A     24.34%

          7.77%    6.27%    6.73%    8.61%
         13.34%   15.33%   16.39%   17.31%

        122.28%   48.64%   34.67%   35.75%
         41.98%   32.18%   28.40%   25.98%
         62.17%   35.62%   32.07%   28.51%

          6.66%    N/A      N/A      8.42%
          3.67%    N/A      N/A    (1.26%)

         15.12%   16.51%   19.17%   14.75%

          8.80%    N/A      N/A     10.46%

          0.07%    2.89%    4.32%    4.73%
          5.88%   12.25%   19.64%   17.86%

         98.07%   56.03%    N/A      52.34
         20.90%   23.14%    N/A      21.70%

         50.80%   19.60%   18.54%    18.81%
         92.68%   36.04%    N/A      30.20%

         33.03%   22.70%   21.87%   19.78%

         87.24%   43.90%    N/A     43.90%

        (9.10%)    0.82%    3.86%    7.36%
         97.51%    3.94%     N/A     8.69%
         19.32%  (13.01%)  (3.31%)   3.00%
        (3.38%)     N/A      N/A   (8.58%)

HISTORICAL UNIT VALUES

     The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

     In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

REPORTING AGENCIES

     The  Company  may also  distribute  sales  literature  which  compares  the performance of the Accumulation Unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

     The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

     The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger. Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

FEDERAL TAX STATUS

     NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. THE COMPANY CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. THE COMPANY DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED HEREIN MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

GENERAL

     Section 72 of the Internal Revenue Code of 1986, as amended ("Code") governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the annuity option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For non-qualified Contracts, this cost basis is generally the purchase payments, while for qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

     For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

     The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company, and its operations form a part of the Company.


DIVERSIFICATION

     Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

     Regulations issued by the Treasury Department ("the Regulations") amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

     The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

     The Company intends that all investment portfolios underlying the Contracts will be managed in such a manner as to comply with these diversification requirements.

     The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

     The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

     In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owners being retroactively determined to be the owners of the assets of the Separate Account.

     Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS

     The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. In 1998 in CONWAY VS. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in CONWAY. However, in its acquiesence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area, owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

     An assignment or pledge of a Contract may be a taxable event. You should therefore consult competent tax advisers should they wish to assign or pledge your Contract.

     If the Contract is issued pursuant to a retirement plan which receives favorable treatment under the provision of Section 408 of the Code, it may not be assigned, pledged or otherwise transferred except as allowed under applicable law.




DEATH BENEFITS

     Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

INCOME TAX WITHHOLDING

     All distributions or the portion thereof which is includible in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in many cases, may elect not to have taxes withheld or to have withholding done at a different rate.

     Certain  distributions from retirement plans qualified under Section 401 or
Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions); or d) hardship withdrawals. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

TAX TREATMENT OF WITHDRAWALS - NON-QUALIFIED CONTRACTS

     Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after you reach age 59 1/2; (b) after your death; (c) if you become totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and your Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

     With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

     The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

QUALIFIED PLANS

The Contracts are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. The Company is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless the Company specifically consents to be bound.
Owners,   participants  and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a Qualified Plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a Qualified Plan. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

a. TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals Qualified Contracts" and "Tax-Sheltered Annuities - Withdrawal Limitations" below.) Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b. INDIVIDUAL RETIREMENT ANNUITIES

The Contracts offered by the prospectus are designed to be suitable for use as an Individual Retirement Annuity (IRA). Generally, individuals who purchase IRAs are not taxed on increases to the value of the contributions until distribution occurs. Following is a general description of IRAs with which the Contract may be used. The description is not exhaustive and is for general informational purposes only.

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an IRA. Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

   SIMPLE IRAs

Section 408(p) of the Code permits certain employers (generally those with less than 100 employees) to establish a retirement program for employees using Savings Incentive Match Plan Retirement Annuities ("SIMPLE IRA"). SIMPLE IRA programs can only be established with the approval of and adoption by the employer of the Contract Owner of the SIMPLE IRA. Contributions to SIMPLE IRAs will be made pursuant to a salary reduction agreement in which an Owner would authorize his/her employer to deduct a certain amount from his/her pay and contribute it directly to the SIMPLE IRA. The Owner's employer will also make contributions to the SIMPLE IRA in amounts based upon certain elections of the employer. The only contributions that can be made to a SIMPLE IRA are salary reduction contributions and employer contributions as described above, and rollover contributions from other SIMPLE IRAs. Purchasers of Contracts to be qualified as SIMPLE IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

   ROTH IRAs

Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues apply to all of a taxpayer's IRA contributions, including Roth IRA and non-Roth IRAs.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held a Roth IRA for at least five taxable years and, in addition, that the distribution is made: (i) after the individual reaches age 59 1/2, (ii) on the individual's death or disability, or (iii) as a qualified first-time home purchase (subject to a $10,000 lifetime maximum) for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions and conversions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, ("conversion deposits") unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers in 1998, the individual may pay that tax ratably over the four taxable year period beginning with tax year 1998. In addition, distribution of amounts attributable to conversion deposits held for less than 5 taxable years will also be subject to the penalty tax.

Purchasers of Contracts intended to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

c. PENSION AND PROFIT-SHARING PLANS

Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Special considerations apply to plans covering self-employed individuals, including limitations on contributions and benefits for key employees or 5 percent owners. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Purchasers of Contracts for use with Pension or Profit Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

d. GOVERNMENT AND TAX-EXEMPT ORGANIZATION'S DEFERRED COMPENSATION PLAN UNDER
SECTION 457

Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in Deferred Compensation Plans under Section 457 of the Code. The amounts deferred under a Plan which meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount which can be deferred in any one year is the lesser of $8,000 or 33 1/3 percent of the participant's includible compensation. However, in limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

All of the assets and income of a Plan established by a governmental employer after August 20, 1996, must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Plans that were in existence on August 20, 1996 may be amended to satisfy the trust and exclusive benefit requirements any time prior to January 1, 1999, and must be amended not later than that date to continue to receive favorable tax treatment. The requirement of a trust does not apply to amounts under a Plan of a tax exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from a Plan are prohibited under section 457 of the Code unless made after the participating employee:

          attains age 70 1/2,
          separates from service,
          dies, or
          suffers an unforeseeable financial emergency as defined in the Code.

Under present federal tax law, amounts accumulated in a Plan under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under section 457.


TAX TREATMENT OF WITHDRAWALS - QUALIFIED CONTRACTS

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). This penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years after the Owner first participated in the SIMPLE IRA. To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2; (b) following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m) (7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) to an Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) made to an alternate payee pursuant to a qualified domestic relations order; (g) made on account of an IRS levy upon the qualified contract; (h) from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Owner or Annuitant (as applicable) and his or her spouse and dependents if the Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (i) from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (j) distributions up to $10,000 from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual  Retirement  Annuity  without the  requirement  that there be a separation from service. With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

TAX-SHELTERED ANNUITIES - WITHDRAWAL LIMITATIONS

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 59 1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); (5) in the case of hardship; or (6) made pursuant to a qualified domestic relations order, if otherwise permissible. However, withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers and transfers between certain Qualified Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

MANDATORY DISTRIBUTIONS - QUALIFIED PLANS

Generally, distributions from a qualified plan must begin no later than April 1st of the calendar year following the later of (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. There are no mandatory distribution requirements for Roth IRAs prior to death. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

ANNUITY PROVISIONS

     The Company makes available payment plans on a fixed and variable basis.

VARIABLE ANNUITY PAYOUT

     A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio. Annuity payments also depend upon the age of the annuitant and any joint annuitant and the assumed interest factor utilized. The Annuity Table used will depend upon the annuity option chosen. The dollar amount of annuity payments after the first is determined as follows:

     1. The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each investment portfolio as of the annuity date. This sets the number of annuity units for each monthly payment for the applicable investment portfolio.

     2. The fixed number of annuity units for each payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable investment portfolio.

     The total dollar amount of each variable annuity payment is the sum of all variable annuity payments reduced by the applicable portion of the Contract Maintenance Charge.

     The calculation of the first annuity payment is made on the annuity date. The Company assesses the insurance charges during both the accumulation phase and the annuity phase. The deduction of the insurance charges will affect the amount of the first and any subsequent annuity payments. In addition, under certain circumstances, the Company may assess a contingent deferred sales charge and/or the contract maintenance charge on the annuity date which would affect the amount of the first annuity payment (see "Expenses" and "Annuity Payments" in the prospectus).

ANNUITY UNIT

     The value of an annuity unit was arbitrarily set initially at $10. The annuity unit value at the end of any subsequent valuation period is determined as follows:

     1. The net investment factor for the current valuation period is multiplied by the value of the annuity unit for the immediately preceding valuation period.

     2. The result in (1) is then divided by the assumed investment rate factor which equals 1.00 plus the assumed investment rate for the number of days assumed investment rate.

FIXED ANNUITY PAYOUT

     A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the investment portfolios. The dollar amount of each fixed annuity payment is determined in accordance with Annuity Tables contained in the Contract.

                              FINANCIAL STATEMENTS

     The financial statements of the Company included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.






CONSECO VARIABLE ANNUITY ACCOUNT F

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1999

===================================================================================================================================
                                                                                          SHARES           COST     REPORTED VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Assets:
   Market value adjustment cash account................................................                               $    312,640
   Investments in portfolio shares, at net asset value (Note 2):
     The Alger American Fund:
       Growth Portfolio.                                                                   557,806.4  $  30,720,879     35,911,573
       Leveraged AllCap Portfolio......................................................    614,503.5     26,532,283     35,622,770
       MidCap Growth Portfolio.........................................................    302,549.3      8,226,576      9,751,164
       Small Capitalization Portfolio..................................................    139,624.4      6,004,731      7,700,284
     American Century Variable Portfolios, Inc.:
       Income and Growth Fund..........................................................  1,414,181.8      9,752,817     11,313,455
       International Fund .............................................................    412,479.0      3,350,113      5,155,987
       Value Fund .....................................................................  1,034,104.4      6,541,567      6,152,921
     Berger Institutional Products Trust:
       100 Fund .......................................................................    132,386.3      1,836,756      2,544,464
       Growth and Income Fund..........................................................    600,834.5     11,928,100     15,892,072
       Small Company Growth Fund.......................................................    220,004.5      3,545,073      5,172,306
       BIAM International Fund.........................................................     20,354.6        246,908        297,787
     Conseco Series Trust:
       Balanced Portfolio..............................................................    625,620.0      8,755,822      9,165,838
       Equity Portfolio................................................................    447,077.0      9,573,736     10,363,566
       Fixed Income Portfolio..........................................................    960,082.4      9,385,109      9,010,853
       Government Securities Portfolio.................................................    416,009.7      4,803,151      4,559,896
       Money Market Portfolio.......................................................... 52,392,728.6     52,392,729     52,392,729
     Dreyfus Stock Index Fund..........................................................  1,400,802.6     46,839,868     53,860,861
     The Dreyfus Socially Responsible Growth Fund, Inc. ...............................    375,270.5     12,871,798     14,661,817
     Dreyfus Variable Investment Fund:
          Disciplined Stock Portfolio..................................................    130,845.9      3,229,903      3,522,371
          International Value Portfolio................................................     68,645.2      1,046,711      1,075,671
     Federated Insurance Series:
       High Income Bond Fund II .......................................................    840,112.9      8,784,364      8,602,756
       International Equity Fund II ...................................................    151,587.3      3,378,024      4,189,873
       Utility Fund II ................................................................    438,628.0      6,265,693      6,294,311
     Invesco Variable Investment Funds, Inc:
       Equity Income Fund..............................................................    178,386.0      3,582,202      3,747,890
       High Yield Fund.................................................................    441,451.8      5,244,619      5,081,110
     Janus Aspen Series:
       Aggressive Growth Portfolio.....................................................    738,910.9     29,535,602     44,105,593
       Growth Portfolio................................................................  1,640,691.8     44,049,273     55,209,279
       Worldwide Growth Portfolio......................................................    910,881.4     29,200,626     43,494,588
     Lazard Retirement Series, Inc.:
       Equity Portfolio ...............................................................    136,027.8      1,470,859      1,568,400
       Small Cap Portfolio ............................................................     99,773.2        967,297        979,773
     Lord Abbett Series Fund, Inc.:
       Growth and Income Portfolio  ...................................................    427,328.9      9,417,689      9,469,608
     Mitchell Hutchins Series Trust:
       Growth and Income Portfolio.....................................................     33,324.9        485,102        544,529
     Neuberger Berman Advisers Management Trust:
       Limited Maturity Bond Portfolio.................................................    713,102.2      9,490,018      9,441,473
       Partners Portfolio..............................................................    284,442.4      5,270,432      5,586,448
     Strong Variable Insurance Funds, Inc.:
       Mid Cap Growth Fund II..........................................................    478,771.7     11,341,233     14,540,297
     Strong Opportunity Fund II, Inc. .................................................    273,166.7      6,030,456      7,099,601
     Van Eck Worldwide Insurance Trust:
       Worldwide Bond Fund ............................................................     79,782.2         860,578       852,871
       Worldwide Emerging Markets Fund....                                                 197,090.8       1,964,910     2,810,514
       Worldwide Hard Assets Fund.........                                                  52,258.1         537,825       572,749
       Worldwide Real Estate Fund  .......                                                  31,655.4         304,627       289,647
-----------------------------------------------------------------------------------------------------------------------------------
        Total assets     ............................................................................................   518,922,335
Liabilities:
     Net amounts due to Conseco Variable Insurance Company ..........................................................      595,654
-----------------------------------------------------------------------------------------------------------------------------------
        Net assets (Note 6) ...... .................................................................................. $518,326,681
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT F

DECEMBER 31, 1999

===================================================================================================================================
                                                                                           UNITS      UNIT VALUE     REPORTED VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to:
     Contract owners' deferred annuity reserves:
       Market value adjustment accounts - 1 Year... ...................................                               $    302,276
       Market value adjustment accounts - 5 Year... ...................................                                     10,486
     The Alger American Fund:
       Growth Portfolio ...............................................................  1,954,847.9     $18.349209     35,869,913
       Leveraged AllCap Portfolio......... ............................................  1,362,969.0      26.105651     35,581,193
       MidCap Portfolio................................................................    604,589.9      16.109755      9,739,795
       Small Capitalization Portfolio .................................................    485,731.3      15.834233      7,691,183
     American Century Variable Portfolios, Inc.:
       Income and Growth Fund .........................................................    805,221.4      14.033340     11,299,946
       International Fund .............................................................    286,551.2      17.972904      5,150,157
       Value Fund .....................................................................    615,220.8       9.989754      6,145,904
     Berger Institutional Products Trust:
       100 Fund........................................................................    161,596.2      15.727365      2,541,482
       Growth and Income Fund..........................................................    827,032.9      19.192747     15,873,033
       Small Company Growth Fund ......................................................    279,264.7      18.500508      5,166,539
       BIAM International Fund.........................................................     21,269.1      14.002359        297,818
     Conseco Series Trust:
       Balanced Portfolio .............................................................    675,068.3      13.562053      9,155,312
       Equity Portfolio................................................................    646,422.4      16.012935     10,351,120
       Fixed Income Portfolio..........................................................    881,706.4      10.207736      9,000,226
       Government Securities Portfolio.................................................    451,881.9      10.079080      4,554,554
       Money Market Portfolio .........................................................  4,895,748.7      10.689683     52,334,002
     Dreyfus Stock Index Fund..........................................................  3,732,394.5      14.413769     53,797,872
     The Dreyfus Socially Responsible Growth Fund, Inc. ...............................    931,176.3      15.727365     14,644,950
     Dreyfus Variable Investment Fund:
       Disciplined Stock Portfolio.....................................................    280,700.5      12.534297      3,518,383
       International Value Portfolio...................................................     90,422.7      11.882741      1,074,470
     Federated Insurance Series:
       High Income Bond Fund II........................................................    859,801.8       9.993764      8,592,656
       International Equity Fund II....................................................    200,437.7      20.888997      4,186,943
       Utility Fund II ................................................................    550,507.2      11.419878      6,286,725
     Invesco Variable Investment Funds, Inc.:
       Equity Income Fund..............................................................    320,677.7      11.673618      3,743,469
       High Yield Fund.................................................................    495,080.5      10.251437      5,075,287
     Janus Aspen Series:
       Aggressive Growth Portfolio.....................................................  1,540,760.6      28.593392     44,055,572
       Growth Portfolio ...............................................................  3,067,175.0      17.979753     55,147,048
       Worldwide Growth Portfolio......................................................  2,253,670.9      19.277664     43,445,510
     Lazard Retirement Series, Inc.:
       Equity Portfolio ...............................................................    134,126.2      11.679204      1,566,487
       Small Cap Portfolio ............................................................    101,384.2       9.652585        978,620
     Lord Abbett Series Fund, Inc. :
       Growth and Income Portfolio.....................................................    759,959.9      12.447055      9,459,263
     Mitchell Hutchins Series Trust:
       Growth and Income Portfolio.....................................................     45,323.1      12.000004        543,877
     Neuberger Berman Advisers Management Trust:
       Limited Maturity Bond Portfolio.................................................    921,343.4      10.235735      9,430,627
       Partners Portfolio..............................................................    524,038.9      10.647332      5,579,616
     Strong Variable Insurance Funds, Inc.:
       Mid Cap Growth Fund II Fund.....................................................    620,231.3      23.416477     14,523,632
     Strong Opportunity Fund II, Inc. .................................................    489,673.9      14.482342      7,091,625
     Van Eck Worldwide InsuranceTrust:
       Worldwide Bond Fund ............................................................     85,090.2      10.011282        851,862
       Worldwide Emerging Markets Fund.................................................    211,063.4      13.300962      2,807,346
       Worldwide Hard Assets Fund......................................................     67,745.9       8.422660        570,601
       Worldwide Real Estate Fund .....................................................     34,644.5       8.350561        289,301
-----------------------------------------------------------------------------------------------------------------------------------
           Net assets .............................................................................................   $518,326,681
===================================================================================================================================

The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT F

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1999

====================================================================================================================================
                                                                                                                          AMERICAN
                                                                                                                           CENTURY
                                                                                                                           VARIABLE
                                                                                     THE ALGER AMERICAN FUNDS             PORTFOLIOS
                                                                 -------------------------------------------------------  ----------
                                                                              LEVERAGED                      SMALL        INCOME AND
                                                                  GROWTH       ALL CAP       MIDCAP      CAPITALIZATION    GROWTH
------------------------------------------------------------------------------------------------------------------------------------

Investment Income:
   Dividends from investments in portfolio shares.........  $  1,430,547   $    500,458   $   582,461   $    338,300       $  1,088
Expenses:
   Mortality and expense risk fees........................       239,548        162,697        62,770         49,939         92,646
   Administrative fees....................................        28,746         19,524         7,532          5,993         11,117
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses.......................................       268,294        182,221        70,302         55,932        103,763
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (loss).....................     1,162,253        318,237       512,159        282,368       (102,675)
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gains (losses) and unrealized appreciation
    (depreciation) of investments:
      Net realized gains (losses) on sales of investments
       in portfolio shares ...............................       631,065        835,798        44,078        190,892        275,972
      Net change in unrealized appreciation (depreciation)
       of investments in portfolio shares ................     4,270,524      8,807,983     1,300,470      1,534,112      1,113,705
------------------------------------------------------------------------------------------------------------------------------------
         Net gain (loss) on investments in portfolio shares    4,901,589      9,643,781     1,344,548      1,725,004      1,389,677
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets
            from operations ..............................   $ 6,063,842    $ 9,962,018   $ 1,856,707    $ 2,007,372     $1,287,002
------------------------------------------------------------------------------------------------------------------------------------




STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 1999

====================================================================================================================================
                                                                                                                          AMERICAN
                                                                                                                           CENTURY
                                                                                                                           VARIABLE
                                                                                     THE ALGER AMERICAN FUNDS             PORTFOLIOS
                                                                         -----------------------------------------------  ----------
                                                                              LEVERAGED                   SMALL          INCOME AND
                                                               GROWTH          ALL CAP      MIDCAP    CAPITALIZATION       GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (loss)...........................  $  1,162,253   $    318,237   $   512,159   $    282,368    $  (102,675)
   Net realized gains (losses) on sales of investments
     in portfolio shares .................................       631,065        835,798        44,078        190,892        275,972
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ..................     4,270,524      8,807,983     1,300,470      1,534,112      1,113,705
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from operations .................................     6,063,842      9,962,018     1,856,707      2,007,372      1,287,002
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments.........................    23,999,459     22,672,749     5,927,981      4,314,899      6,525,629
   Contract redemptions...................................      (601,059)      (671,251)     (125,849)      (299,566)      (407,475)
   Net transfers .........................................       335,450      1,993,274       154,267        (47,082)      (345,171)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase in net assets
       from contract owners' transactions ................    23,733,850     23,994,772     5,956,399      3,968,251      5,772,983
------------------------------------------------------------------------------------------------------------------------------------
         Net increase in net assets ......................    29,797,692     33,956,790     7,813,106      5,975,623      7,059,985
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year.............................     6,072,221      1,624,403     1,926,689      1,715,560      4,239,961
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of year (Note 6) ................  $ 35,869,913   $ 35,581,193    $9,739,795    $ 7,691,183    $ 11,299,946
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.


====================================================================================================================================
     AMERICAN CENTURY
   VARIABLE PORTFOLIOS
        (CONTINUED)                    BERGER INSTITUTIONAL PRODUCTS TRUST               CONSECO SERIES TRUST PORTFOLIOS
--------------------------  ----------------------------------------------------- --------------------------------------------------
                                             GROWTH AND      SMALL            BIAM                                        FIXED
 INTERNATIONAL     VALUE          100          INCOME       COMPANY      INTERNATIONAL    BALANCED       EQUITY          INCOME
------------------------------------------------------------------------------------------------------------------------------------
    $       --     $ 259,443      $     388    $        --   $        --     $    1,621   $ 1,615,190    $ 2,905,627      $ 448,871

        32,399        48,544         18,601         82,781        26,598          2,821        74,401         85,073         84,189
         3,888         5,825          2,232          9,934         3,192            339         8,928         10,209         10,103
------------------------------------------------------------------------------------------------------------------------------------
        36,287        54,369         20,833         92,715        29,790          3,160        83,329         95,282         94,292
------------------------------------------------------------------------------------------------------------------------------------
       (36,287)      205,074        (20,445)       (92,715)      (29,790)        (1,539)    1,531,861      2,810,345        354,579
------------------------------------------------------------------------------------------------------------------------------------



        42,779       (20,013)       149,335        714,562       287,230         31,785        43,280         96,287        (74,662)
     1,769,042      (450,172)       596,846      3,728,856     1,576,116         33,827       289,656        218,479       (350,289)
------------------------------------------------------------------------------------------------------------------------------------
     1,811,821      (470,185)       746,181      4,443,418     1,863,346         65,612       332,936        314,766       (424,951)
------------------------------------------------------------------------------------------------------------------------------------
   $ 1,775,534    $ (265,111)     $ 725,736    $ 4,350,703   $ 1,833,556    $    64,073   $ 1,864,797    $ 3,125,111      $ (70,372)
------------------------------------------------------------------------------------------------------------------------------------


====================================================================================================================================
     AMERICAN CENTURY
   VARIABLE PORTFOLIOS
        (CONTINUED)                    BERGER INSTITUTIONAL PRODUCTS TRUST               CONSECO SERIES TRUST PORTFOLIOS
---------------------------  ---------------------------------------------------- --------------------------------------------------
                                             GROWTH AND        SMALL         BIAM                                       FIXED
 INTERNATIONAL      VALUE          100         INCOME         COMPANY    INTERNATIONAL    BALANCED       EQUITY         INCOME
------------------------------------------------------------------------------------------------------------------------------------
      $(36,287)  $   205,074    $   (20,445)   $   (92,715)   $  (29,790)    $   (1,539)  $ 1,531,861    $ 2,810,345     $  354,579
        42,779       (20,013)       149,335        714,562       287,230        31,785         43,280         96,287       (74,662)
     1,769,042      (450,172)       596,846      3,728,856     1,576,116         33,827       289,656        218,479       (350,289)
------------------------------------------------------------------------------------------------------------------------------------
     1,775,534      (265,111)       725,736      4,350,703     1,833,556         64,073     1,864,797      3,125,111        (70,372)
------------------------------------------------------------------------------------------------------------------------------------

     1,949,052     4,786,556      1,070,592      8,539,084     1,615,245        180,697     4,669,802      2,833,070      6,836,281
       (66,096)     (281,584)      (103,349)      (398,035)     (164,543)        (9,547)     (443,212)      (265,819)      (375,828)
       206,351       157,453         47,610      1,507,635       783,390       (161,119)   (1,131,962)      (196,581)      (596,579)
------------------------------------------------------------------------------------------------------------------------------------

     2,089,307     4,662,425      1,014,853      9,648,684     2,234,092         10,031     3,094,628      2,370,670      5,863,874
------------------------------------------------------------------------------------------------------------------------------------
     3,864,841     4,397,314      1,740,589     13,999,387     4,067,648         74,104     4,959,425      5,495,781      5,793,502
------------------------------------------------------------------------------------------------------------------------------------
     1,285,316     1,748,590        800,893      1,873,646     1,098,891        223,714     4,195,887      4,855,339      3,206,724
------------------------------------------------------------------------------------------------------------------------------------
  $  5,150,157   $ 6,145,904   $  2,541,482   $ 15,873,033  $  5,166,539   $    297,818   $ 9,155,312   $ 10,351,120    $ 9,000,226
====================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT F

FOR THE YEAR ENDED DECEMBER 31, 1999

====================================================================================================================================
                                                                         CONSECO SERIES                                DREYFUS
                                                                        TRUST PORTFOLIOS                              VARIABLE
                                                                           (CONTINUED)                               INVESTMENT
                                                                    ------------------------                         ----------
                                                                                          DREYFUS
                                                                                         SOCIALLY        DREYFUS
                                                            GOVERNMENT      MONEY       RESPONSIBLE       STOCK       DISCIPLINED
                                                            SECURITIES      MARKET        GROWTH          INDEX          STOCK
===================================================================================================================================
Investment Income:
   Dividends from investments in portfolio shares.........  $    281,491   $  1,215,490   $   488,441   $    745,968      $  33,603
Expenses:
   Mortality and expense risk fees........................        44,106        307,888        90,565        416,597         21,719
   Administrative fees....................................         5,293         36,947        10,868         49,992          2,606
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses.......................................        49,399        344,835       101,433        466,589         24,325
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (loss) ....................       232,092        870,655       387,008        279,379          9,278
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gains (losses) and unrealized appreciation
     (depreciation) of investments:
       Net realized gains (losses) on sales of investments
        in portfolio shares ..............................      (131,084)            --       297,068        455,568         98,218
       Net change in unrealized appreciation (depreciation)
         of investments in portfolio shares ..............      (226,870)            --     1,579,997      5,525,574        230,188
------------------------------------------------------------------------------------------------------------------------------------
        Net gain (loss) on investments in
          portfolio shares ...............................      (357,954)            --     1,877,065      5,981,142        328,406
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets
           from operations ..............................   $   (125,862)   $   870,655  $  2,264,073   $  6,260,521     $  337,684
====================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 1999

====================================================================================================================================

                                                                   CONSECO SERIES                                          DREYFUS
                                                                  TRUST PORTFOLIOS                                        VARIABLE
                                                                     (CONTINUED)                                          INVESTMENT
                                                            ---------------------------                                   ----------
                                                                                             DREYFUS
                                                                                            SOCIALLY       DREYFUS
                                                              GOVERNMENT       MONEY       RESPONSIBLE      STOCK        DISCIPLINED
                                                              SECURITIES       MARKET        GROWTH         INDEX           STOCK
====================================================================================================================================

Changes from operations:
   Net investment income (loss)...........................  $    232,092   $    870,655   $   387,008   $    279,379      $  9,278
   Net realized gains (losses) on sales of investments
     in portfolio shares .................................      (131,084)            --       297,068        455,568        98,218
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares...................      (226,870)            --     1,579,997      5,525,574       230,188
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
       from operations ...................................      (125,862)       870,655     2,264,073      6,260,521       337,684
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments.........................     4,118,914     59,631,055    10,577,697     32,861,489      2,565,980
   Contract redemptions...................................      (201,285)    (1,483,540)     (287,765)    (1,623,692)       (49,554)
   Net transfers .........................................      (843,467)   (14,743,455)     (517,924)     1,393,465        (28,893)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase in net assets
        from contract owners' transactions ...............      3,074,162    43,404,060     9,772,008     32,631,262      2,487,533
------------------------------------------------------------------------------------------------------------------------------------
        Net increase in net assets .......................      2,948,300    44,274,715    12,036,081     38,891,783      2,825,217
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year ............................      1,606,254     8,059,287     2,608,869     14,906,089        693,166
------------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of year (Note 6)..................   $  4,554,554  $ 52,334,002   $14,644,950   $ 53,797,872   $  3,518,383
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

 DREYFUS
 VARIABLE
INVESTMENT
(CONTINUED)       FEDERATED INSURANCE SERIES FUNDS        INVESCO VARIABLE INV. FUNDS          JANUS ASPEN SERIES PORTFOLIOS
----------    -----------------------------------------   ---------------------------  -------------------------------------------

INTERNATIONAL  HIGH INCOME      INTERNATIONAL                     EQUITY                    AGGRESSIVE                     WORLDWIDE
   VALUE         BOND II          EQUITY II     UTILITY II        INCOME      HIGH YIELD      GROWTH          GROWTH        GROWTH
====================================================================================================================================

  $     78,832   $   429,612   $     20,577   $    255,143  $     61,662   $    332,050   $   377,706   $    195,641    $    36,846

         6,746        89,638         15,544         62,734        30,439         38,863       174,776        309,609        264,551
           809        10,756          1,865          7,528         3,653          4,664        20,973         37,153         31,746
------------------------------------------------------------------------------------------------------------------------------------
         7,555       100,394         17,409         70,262        34,092         43,527       195,749        346,762        296,297
------------------------------------------------------------------------------------------------------------------------------------
        71,277       329,218          3,168        184,881        27,570        288,523       181,957       (151,121)      (259,451)
------------------------------------------------------------------------------------------------------------------------------------

        58,025      (110,092)       358,044        (23,472)      118,345        (40,772)    1,837,085        548,965        279,156
        29,284      (263,120)       744,761       (157,650)      131,828        (75,138)   14,145,816     10,359,912     13,666,073
------------------------------------------------------------------------------------------------------------------------------------
        87,309      (373,212)     1,102,805       (181,122)      250,173       (115,910)   15,982,901     10,908,877     13,945,229
------------------------------------------------------------------------------------------------------------------------------------
  $    158,586  $    (43,994)  $  1,105,973   $      3,759   $   277,743       $172,613   $16,164,858  $  10,757,756   $ 13,685,778
====================================================================================================================================


                                                                            7

 DREYFUS
 VARIABLE
INVESTMENT
(CONTINUED)         FEDERATED INSURANCE SERIES FUNDS         INVESCO VARIABLE INV. FUNDS          JANUS ASPEN SERIES PORTFOLIOS
----------    --------------------------------------------    -------------------------   ------------------------------------------

INTERNATIONAL   HIGH INCOME    INTERNATIONAL                    EQUITY                     AGGRESSIVE                      WORLDWIDE
   VALUE          BOND II        EQUITY II      UTILITY II      INCOME       HIGH YIELD      GROWTH          GROWTH         GROWTH
====================================================================================================================================

  $     71,277   $  329,218    $      3,168   $    184,881  $     27,570   $    288,523   $   181,957   $   (151,121)  $   (259,451)

        58,025     (110,092)        358,044        (23,472)      118,345        (40,772)    1,837,085        548,965        279,156

        29,284      (263,120)       744,761       (157,650)      131,828        (75,138)   14,145,816     10,359,912     13,666,073
------------------------------------------------------------------------------------------------------------------------------------
       158,586       (43,994)     1,105,973          3,759       277,743        172,613    16,164,858     10,757,756     13,685,778
------------------------------------------------------------------------------------------------------------------------------------

       840,806     7,321,216        933,308      5,844,449     3,018,942      3,486,048    19,543,752     33,785,060     21,071,153
       (40,517)     (466,202)       (61,598)      (370,882)     (138,318)      (197,921)     (778,660)    (1,112,922)      (844,503)
       (24,630)   (2,668,737)     1,641,488     (1,781,878)     (242,967)       476,518     6,687,738      6,336,414      1,226,023
------------------------------------------------------------------------------------------------------------------------------------

       775,659     4,186,277      2,513,198      3,691,689     2,637,657      3,764,645    25,452,830     39,008,552     21,452,673
------------------------------------------------------------------------------------------------------------------------------------
       934,245     4,142,283      3,619,171      3,695,448     2,915,400      3,937,258    41,617,688     49,766,308     35,138,451
------------------------------------------------------------------------------------------------------------------------------------
       140,225     4,450,373        567,772      2,591,277       828,069      1,138,029     2,437,884      5,380,740      8,307,059
------------------------------------------------------------------------------------------------------------------------------------
  $  1,074,470   $ 8,592,656   $  4,186,943   $  6,286,725  $  3,743,469   $  5,075,287   $44,055,572   $ 55,147,048   $ 43,445,510
====================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT F

FOR THE YEAR ENDED DECEMBER 31, 1999

====================================================================================================================================

                                                                                                                         NEUBERGER
                                                                                                                           BERMAN
                                                                                                                          ADVISERS
                                                                                                                         MANAGEMENT
                                                                  LAZARD RETIREMENT                                        TRUST
                                                                  SERIES PORTFOLIOS                                     PORTFOLIOS
                                                            ---------------------------                                 ----------
                                                                                                          MITCHELL
                                                                                           LORD ABBETT    HUTCHINS
                                                                                          SERIES TRUST  SERIES TRUST      LIMITED
                                                                                           GROWTH AND    GROWTH AND      MATURITY
                                                               EQUITY        SMALL CAP       INCOME        INCOME          BOND
====================================================================================================================================
Investment Income:
   Dividends from investments in portfolio shares.........  $     56,529   $     17,315   $   682,606   $          6     $  215,089
Expenses:
   Mortality and expense risk fees........................        17,109          9,106        73,203          5,219         73,387
   Administrative fees....................................         2,053          1,093         8,784            626          8,806
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses.......................................        19,162         10,199        81,987          5,845         82,193
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (loss).....................        37,367          7,116       600,619         (5,839)       132,896
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
  (depreciation) of investments:
     Net realized gains (losses) on sales of investments
       in portfolio shares ...............................        50,644         (2,998)      141,491         (1,884)       (24,364)
     Net change in unrealized appreciation (depreciation)
       of investments in portfolio shares ................       (14,591)         3,120        29,462         53,299        (88,777)
------------------------------------------------------------------------------------------------------------------------------------
         Net gain (loss) on investments in
           portfolio shares ..............................        36,053            122       170,953         51,415       (113,141)
------------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets
             from operations .............................  $     73,420    $     7,238   $   771,572  $      45,576       $ 19,755
====================================================================================================================================






STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 1999

====================================================================================================================================
                                                                                                                         NEUBERGER
                                                                                                                           BERMAN
                                                                                                                          ADVISERS
                                                                                                                         MANAGEMENT
                                                                  LAZARD RETIREMENT                                        TRUST
                                                                  SERIES PORTFOLIOS                                     PORTFOLIOS
                                                            ---------------------------                                 ----------
                                                                                                          MITCHELL
                                                                                           LORD ABBETT    HUTCHINS
                                                                                          SERIES TRUST  SERIES TRUST      LIMITED
                                                                                           GROWTH AND    GROWTH AND      MATURITY
                                                               EQUITY        SMALL CAP       INCOME        INCOME          BOND
====================================================================================================================================
Changes from operations:
   Net investment income (loss)...........................  $     37,367   $      7,116   $  600,619   $     (5,839)    $  132,896
   Net realized gains (losses) on sales of investments
     in portfolio shares .................................        50,644         (2,998)     141,491         (1,884)       (24,364)
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ..................       (14,591)         3,120       29,462         53,299        (88,777)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations       73,420         7,238      771,572         45,576         19,755
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments.........................       700,824        555,835     6,299,864        290,152      5,057,231
   Contract redemptions...................................      (154,780)       (33,426)     (586,145)       (25,373)      (244,897)
   Net transfers..........................................       (82,240)        24,951       379,049        (27,176)     1,438,296
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from contract owners' transactions ..............       463,804        547,360     6,092,768        237,603      6,250,630
------------------------------------------------------------------------------------------------------------------------------------
           Net increase in net assets.....................       537,224        554,598     6,864,340        283,179      6,270,385
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year.............................     1,029,263        424,022     2,594,923        260,698      3,160,242
------------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of year (Note 6)...............  $  1,566,487   $    978,620   $ 9,459,263   $    543,877    $ 9,430,627
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
 NEUBERGER
  BERMAN
 ADVISERS
MANAGEMENT      STRONG
   TRUST       VARIABLE
PORTFOLIOS     INSURANCE
(CONTINUED)      FUNDS                                     VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
-----------   -----------       STRONG      ----------------------------------------------------------
                MID CAP      OPPORTUNITY               EMERGING      HARD         REAL           MVA           MVA         COMBINED
  PARTNERS     GROWTH II       FUND II      BOND        MARKETS     ASSETS       ESTATE        1 YEAR         5 YEAR         TOTAL
===================================================================================================================================

 $ 119,531   $     1,625   $  272,745   $  23,948   $     (180)  $   1,398    $   4,706     $      --    $       --    $ 14,032,374

     57,527        52,552       49,053      10,401       12,485      11,065        3,607           --            --       3,311,496
      6,903         6,306        5,886       1,248        1,498       1,328          433           --            --         397,379
-----------------------------------------------------------------------------------------------------------------------------------
     64,430        58,858       54,939      11,649       13,983      12,393        4,040           --            --       3,708,875
-----------------------------------------------------------------------------------------------------------------------------------
     55,101       (57,233)     217,806      12,299      (14,163)    (10,995)         666           --            --      10,323,499
-----------------------------------------------------------------------------------------------------------------------------------



      1,536       852,914        6,446     (55,264)      95,619       6,037       (2,034)          --            --       8,061,585

    159,379     3,106,033      956,131     (15,426)     855,528      35,225      (11,908)          --            --      75,197,285
-----------------------------------------------------------------------------------------------------------------------------------
    160,915     3,958,947      962,577     (70,690)     951,147      41,262      (13,942)          --            --      83,258,870
-----------------------------------------------------------------------------------------------------------------------------------
  $ 216,016   $ 3,901,714   $1,180,383   $ (58,391)  $  936,984   $  30,267    $ (13,276)   $      --    $       --    $ 93,582,369
===================================================================================================================================



====================================================================================================================================

 NEUBERGER
  BERMAN
 ADVISERS
MANAGEMENT      STRONG
   TRUST       VARIABLE
PORTFOLIOS     INSURANCE
(CONTINUED)      FUNDS                                     VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
-----------   -----------       STRONG      ----------------------------------------------------------
                MID CAP      OPPORTUNITY               EMERGING      HARD         REAL           MVA           MVA         COMBINED
  PARTNERS     GROWTH II       FUND II      BOND        MARKETS     ASSETS       ESTATE        1 YEAR         5 YEAR         TOTAL
===================================================================================================================================

  $  55,101   $   (57,233)  $  217,806   $  12,299   $  (14,163)  $ (10,995)   $     666    $      --    $       --    $ 10,323,499

      1,536       852,914        6,446     (55,264)      95,619       6,037       (2,034)          --            --       8,061,585

    159,379     3,106,033      956,131     (15,426)     855,528      35,225      (11,908)          --            --      75,197,285
-----------------------------------------------------------------------------------------------------------------------------------
    216,016     3,901,714    1,180,383     (58,391)     936,984      30,267      (13,276)          --            --      93,582,369
-----------------------------------------------------------------------------------------------------------------------------------

  2,582,652     5,903,521    4,320,118     726,162    1,573,173     193,714      194,286      185,339        10,486     330,114,322
   (150,240)     (216,136)    (124,917)    (42,225)    (173,421)    (43,708)     (36,747)      (3,082)           --     (13,705,669)
   (172,085)    4,264,561     (262,554)   (119,407)     227,140     302,264      (73,229)          --            --       5,516,201
-----------------------------------------------------------------------------------------------------------------------------------

  2,260,327     9,951,946    3,932,647     564,530    1,626,892     452,270       84,310      182,257        10,486     321,924,854
-----------------------------------------------------------------------------------------------------------------------------------
  2,476,343    13,853,660    5,113,030     506,139    2,563,876     482,537       71,034      182,257        10,486     415,507,223
-----------------------------------------------------------------------------------------------------------------------------------
  3,103,273       669,972    1,978,595     345,723      243,470      88,064      218,267      120,019            --     102,819,458
-----------------------------------------------------------------------------------------------------------------------------------
 $5,579,616   $14,523,632   $7,091,625   $ 851,862   $2,807,346   $ 570,601    $ 289,301    $ 302,276    $   10,486   $ 518,326,681
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT F

STATEMENTS OF OPERATIONS

FOR THE PERIOD FEBRUARY 12, 1998 THROUGH DECEMBER 31, 1998

===================================================================================================================================
                                                                                                                         AMERICAN
                                                                                                                         CENTURY
                                                                                                                         VARIABLE
                                                                             THE ALGER AMERICAN FUNDS                   PORTFOLIOS
                                                            ---------------------------------------------------------   ----------
                                                                             LEVERAGED                      SMALL       INCOME AND
                                                                GROWTH        ALL CAP        MIDCAP    CAPITALIZATION     GROWTH
===================================================================================================================================
Investment Income:
   Dividends from investments in portfolio shares.........  $     44,824   $      5,239   $    19,215   $      8,041    $   20,268
Expenses:
   Mortality and expense risk fees........................        16,142          4,492         5,699          4,156        14,180
   Administrative fees....................................         1,937            539           684            499         1,702
-----------------------------------------------------------------------------------------------------------------------------------
     Total expenses.......................................        18,079          5,031         6,383          4,655        15,882
-----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (loss).....................        26,745            208        12,832          3,386         4,386
-----------------------------------------------------------------------------------------------------------------------------------
   Net realized gains (losses) and unrealized appreciation
    (depreciation) of investments:
     Net realized gains (losses) on sales of investments
       in portfolio shares ...............................       (43,791)       (13,041)       (1,715)       (13,013)      (11,738)
     Net change in unrealized appreciation (depreciation)
       of investments in portfolio shares ................       920,170        282,503       224,117        161,441       446,932
-----------------------------------------------------------------------------------------------------------------------------------
         Net gain (loss) on investments in
           portfolio shares ..............................        876,379        269,462        222,402      148,428       435,194
-----------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets
             from operations .............................   $    903,124    $   269,670   $    235,234   $  151,814    $  439,580
===================================================================================================================================




STATEMENTS OF CHANGES IN NET ASSETS


FOR THE PERIOD FEBRUARY 12, 1998 THROUGH DECEMBER 31, 1998

===================================================================================================================================
                                                                                                                         AMERICAN
                                                                                                                         CENTURY
                                                                                                                         VARIABLE
                                                                             THE ALGER AMERICAN FUNDS                   PORTFOLIOS
                                                            ---------------------------------------------------------   ----------
                                                                             LEVERAGED                      SMALL       INCOME AND
                                                                GROWTH        ALL CAP        MIDCAP    CAPITALIZATION     GROWTH
===================================================================================================================================
Changes from operations:
    Net investment income (loss)..........................  $     26,745   $        208   $    12,832   $      3,386    $     4,386
    Net realized gains (losses) on sales of investments
      in portfolio shares ................................       (43,791)       (13,041)       (1,715)       (13,013)       (11,738)
    Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares .................       920,170        282,503       224,117        161,441        446,932
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets from operations .............................       903,124        269,670       235,234        151,814        439,580
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
    Net contract purchase payments .......................     4,317,694      1,143,802     1,451,960      1,231,991      3,142,214
    Contract redemptions .................................       (21,245)       (11,673)       (6,638)       (18,187)       (29,140)
    Net transfers..........................................      872,648        222,604       246,133        349,942        687,307
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase in net assets ........................
         from contract owners' transactions ..............     5,169,097      1,354,733     1,691,455      1,563,746      3,800,381
-----------------------------------------------------------------------------------------------------------------------------------
           Net increase in net assets.....................     6,072,221      1,624,403     1,926,689      1,715,560      4,239,961
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period...........................            --             --            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period......................  $  6,072,221   $  1,624,403   $ 1,926,689   $  1,715,560    $ 4,239,961
===================================================================================================================================

The accompanying notes are an integral part of these financial statements.

===================================================================================================================================
      AMERICAN CENTURY
    VARIABLE PORTFOLIOS
       (CONTINUED)                         BERGER INSTITUTIONAL PRODUCTS TRUST                  CONSECO SERIES TRUST PORTFOLIOS
---------------------------       ------------------------------------------------------    ---------------------------------------
                                                GROWTH AND       SMALL          BIAM                                        FIXED
INTERNATIONAL        VALUE            100         INCOME        COMPANY     INTERNATIONAL    BALANCED       EQUITY         INCOME
===================================================================================================================================
$        --       $       --      $    1,732   $   12,247     $      447     $    3,077     $   79,590   $    29,115    $   65,841

      5,071            6,462           2,414        6,538          4,116          1,013         20,394        23,088        11,308
        609              775             290          784            494            122          2,447         2,770         1,357
------------------------------------------------------------------------------------------------------------------------------------
      5,680            7,237           2,704        7,322          4,610          1,135         22,841        25,858        12,665
------------------------------------------------------------------------------------------------------------------------------------
     (5,680)          (7,237)           (972)       4,925         (4,163)         1,942         56,749         3,257        53,176
------------------------------------------------------------------------------------------------------------------------------------



    (31,607)         (12,093)         (6,400)      (1,159)       (33,167)        (7,753)       (27,377)     (147,801)          953

     36,833           61,526         110,862      235,116         51,117         17,053        120,360       571,352       (23,967)
------------------------------------------------------------------------------------------------------------------------------------
      5,226           49,433         104,462      233,957         17,950          9,300         92,983       423,551       (23,014)
------------------------------------------------------------------------------------------------------------------------------------
$     (454)       $   42,196      $  103,490   $  238,882     $   13,787     $   11,242     $  149,732   $   426,808    $   30,162
===================================================================================================================================







===================================================================================================================================
      AMERICAN CENTURY
    VARIABLE PORTFOLIOS
       (CONTINUED)                         BERGER INSTITUTIONAL PRODUCTS TRUST                  CONSECO SERIES TRUST PORTFOLIOS
---------------------------       ------------------------------------------------------    ---------------------------------------
                                               GROWTH AND        SMALL          BIAM                                       FIXED
INTERNATIONAL         VALUE           100        INCOME         COMPANY     INTERNATIONAL    BALANCED      EQUITY          INCOME
===================================================================================================================================

$   (5,680)       $   (7,237)     $     (972)  $   4,925      $   (4,163)    $    1,942     $   56,749   $    3,257     $   53,176

   (31,607)          (12,093)         (6,400)     (1,159)        (33,167)        (7,753)       (27,377)    (147,801)           953

    36,833            61,526         110,862     235,116          51,117         17,053        120,360      571,352        (23,967)
------------------------------------------------------------------------------------------------------------------------------------
      (454)           42,196         103,490     238,882          13,787         11,242        149,732      426,808         30,162
------------------------------------------------------------------------------------------------------------------------------------

 1,230,650         1,684,005         477,451   1,404,705       1,080,620        170,977      3,934,083    4,110,264      3,039,345
    (9,277)           (4,736)         (7,805)    (16,694)         (5,604)        (3,228)       (10,218)     (15,923)       (18,393)
    64,397            27,125         227,757     246,753          10,088         44,723        122,290      334,190        155,610
------------------------------------------------------------------------------------------------------------------------------------

 1,285,770         1,706,394         697,403   1,634,764       1,085,104        212,472      4,046,155    4,428,531      3,176,562
------------------------------------------------------------------------------------------------------------------------------------
 1,285,316         1,748,590         800,893   1,873,646       1,098,891        223,714      4,195,887    4,855,339      3,206,724
------------------------------------------------------------------------------------------------------------------------------------
        --                --              --          --              --             --             --           --             --
------------------------------------------------------------------------------------------------------------------------------------
$1,285,316        $1,748,590      $  800,893  $1,873,646      $1,098,891     $  223,714     $4,195,887   $4,855,339     $3,206,724
===================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT F

FOR THE PERIOD FEBRUARY 12, 1998 THROUGH DECEMBER 31, 1998

===================================================================================================================================
                                                                  CONSECO SERIES                                        DREYFUS
                                                                 TRUST PORTFOLIOS                                       VARIABLE
                                                                    (CONTINUED)                                        INVESTMENT
                                                            ---------------------------                                -----------
                                                                                            DREYFUS
                                                                                            SOCIALLY       DREYFUS
                                                             GOVERNMENT       MONEY       RESPONSIBLE       STOCK      DISCIPLINED
                                                             SECURITIES       MARKET         GROWTH         INDEX         STOCK
===================================================================================================================================
Investment Income:
   Dividends from investments in portfolio shares.........  $     24,315   $    139,625   $    94,038   $     92,450    $    3,141
Expenses:
   Mortality and expense risk fees........................         4,736         35,056         7,101         54,979         1,598
   Administrative fees....................................           568          4,207           852          6,598           192
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses.......................................         5,304         39,263         7,953         61,577         1,790
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (loss).....................        19,011        100,362        86,085         30,873         1,351
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
  (depreciation) of investments:
     Net realized gains (losses) on sales of investments
       in portfolio shares................................         3,870             --        (5,652)       (11,282)       (1,834)
     Net change in unrealized appreciation (depreciation)
       of investments in portfolio shares.................       (16,384)            --       210,022      1,495,419        62,278
------------------------------------------------------------------------------------------------------------------------------------
          Net gain (loss) on investments in
            portfolio shares..............................       (12,514)            --       204,370      1,484,137        60,444
------------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets
             from operations..............................  $      6,497   $    100,362   $   290,455   $  1,515,010    $   61,795
===================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE PERIOD FEBRUARY 12, 1998 THROUGH DECEMBER 31, 1998

===================================================================================================================================
                                                                  CONSECO SERIES                                        DREYFUS
                                                                 TRUST PORTFOLIOS                                       VARIABLE
                                                                    (CONTINUED)                                        INVESTMENT
                                                            ---------------------------                                -----------
                                                                                             DREYFUS
                                                                                            SOCIALLY       DREYFUS
                                                             GOVERNMENT       MONEY       RESPONSIBLE       STOCK      DISCIPLINED
                                                             SECURITIES       MARKET         GROWTH         INDEX         STOCK
===================================================================================================================================
Changes from operations:
   Net investment income (loss)...........................  $     19,011   $    100,362   $    86,085   $     30,873    $    1,351
   Net realized gains (losses) on sales of investments
     in portfolio shares..................................         3,870             --        (5,652)       (11,282)       (1,834)
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares...................       (16,384)            --       210,022      1,495,419        62,278
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from operations..................................         6,497        100,362       290,455      1,515,010        61,795
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
         Net contract purchase payments...................     1,569,026     15,825,441     1,559,268     12,135,910       408,149
         Contract redemptions.............................       (11,336)       (61,590)       (6,160)      (101,245)         (418)
         Net transfers....................................        42,067     (7,804,926)      765,306      1,356,414       223,640
-----------------------------------------------------------------------------------------------------------------------------------
            Net increase in net assets
              from contract owners' transactions..........     1,599,757      7,958,925     2,318,414     13,391,079       631,371
-----------------------------------------------------------------------------------------------------------------------------------
                Net increase in net assets................     1,606,254      8,059,287     2,608,869     14,906,089       693,166
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period...........................            --             --            --             --            --
-----------------------------------------------------------------------------------------------------------------------------------
                Net assets, end of period.................  $  1,606,254   $  8,059,287   $ 2,608,869   $ 14,906,089    $  693,166
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.


  DREYFUS
  VARIABLE
 INVESTMENT
 (CONTINUED)          FEDERATED INSURANCE SERIES FUNDS        INVESCO VARIABLE INV. FUNDS         JANUS ASPEN SERIES PORTFOLIOS
-------------    -------------------------------------------  ---------------------------   ---------------------------------------

INTERNATIONAL    HIGH INCOME    INTERNATIONAL                    EQUITY                      AGGRESSIVE                  WORLDWIDE
    VALUE          BOND II        EQUITY II       UTILITY II     INCOME      HIGH YIELD        GROWTH       GROWTH        GROWTH
===================================================================================================================================

$     9,429     $       175     $        --     $        --   $    35,026    $   102,311   $        --   $    36,996   $    68,213

        345          18,760           2,322           9,110         2,158          3,237         7,592        14,610        29,356
         41           2,251             279           1,093           259            388           911         1,753         3,523
-----------------------------------------------------------------------------------------------------------------------------------
        386          21,011           2,601          10,203         2,417          3,625         8,503        16,363        32,879
-----------------------------------------------------------------------------------------------------------------------------------
      9,043         (20,836)         (2,601)        (10,203)       32,609         98,686        (8,503)       20,633        35,334
-----------------------------------------------------------------------------------------------------------------------------------




       (117)        (11,727)        (44,568)          4,967        (4,300)        (3,555)      (15,714)       (7,738)          966

       (324)         81,512          67,088         186,268        33,860        (88,371)      424,175       800,093       627,889
-----------------------------------------------------------------------------------------------------------------------------------

       (441)         69,785          22,520         191,235        29,560        (91,926)      408,461       792,355       628,855
-----------------------------------------------------------------------------------------------------------------------------------

$     8,602     $    48,949     $    19,919     $   181,032   $    62,169    $     6,760   $   399,958   $   812,988   $   664,189
===================================================================================================================================





  DREYFUS
  VARIABLE
 INVESTMENT
 (CONTINUED)          FEDERATED INSURANCE SERIES FUNDS        INVESCO VARIABLE INV. FUNDS         JANUS ASPEN SERIES PORTFOLIOS
-------------    -------------------------------------------  ---------------------------   ---------------------------------------

INTERNATIONAL    HIGH INCOME    INTERNATIONAL                    EQUITY                      AGGRESSIVE                  WORLDWIDE
    VALUE          BOND II        EQUITY II       UTILITY II     INCOME      HIGH YIELD        GROWTH       GROWTH        GROWTH
===================================================================================================================================

$     9,043     $   (20,836)    $    (2,601)    $   (10,203)  $    32,609    $    98,686   $    (8,503)  $    20,633   $    35,334

       (117)        (11,727)        (44,568)          4,967        (4,300)        (3,555)      (15,714)       (7,738)          966

       (324)         81,512          67,088         186,268        33,860        (88,371)      424,175       800,093       627,889
-----------------------------------------------------------------------------------------------------------------------------------

      8,602          48,949          19,919         181,032        62,169          6,760       399,958       812,988       664,189
-----------------------------------------------------------------------------------------------------------------------------------

    135,146       4,354,443         508,305       2,177,715       756,675      1,078,012     1,830,473     3,908,010     6,838,671
     (7,000)        (49,908)         (2,340)        (34,186)       (4,889)       (18,269)      (11,640)      (27,028)      (62,473)
      3,477          96,889          41,888         266,716        14,114         71,526       219,093       686,770       866,672
-----------------------------------------------------------------------------------------------------------------------------------

    131,623       4,401,424         547,853       2,410,245       765,900      1,131,269     2,037,926     4,567,752     7,642,870
-----------------------------------------------------------------------------------------------------------------------------------
    140,225       4,450,373         567,772       2,591,277       828,069      1,138,029     2,437,884     5,380,740     8,307,059
-----------------------------------------------------------------------------------------------------------------------------------
         --              --              --              --            --             --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
$   140,225     $ 4,450,373     $   567,772     $ 2,591,277   $   828,069    $ 1,138,029   $ 2,437,884   $ 5,380,740   $ 8,307,059
===================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT F

FOR THE PERIOD FEBRUARY 12, 1998 THROUGH DECEMBER 31, 1998

                                                                                                                       NEUBERGER
                                                                                                                         BERMAN
                                                                                                                        ADVISERS
                                                                                                                       MANAGEMENT
                                                                  LAZARD RETIREMENT                                      TRUST
                                                                  SERIES PORTFOLIOS                                    PORTFOLIOS
                                                             --------------------------                               -------------
                                                                                                          MITCHELL
                                                                                          LORD ABBETT     HUTCHINS
                                                                                          SERIESTRUST   SERIES TRUST      LIMITED
                                                                                           GROWTH AND    GROWTH AND      MATURITY
                                                               EQUITY       SMALL CAP        INCOME        INCOME          BOND
===================================================================================================================================
Investment Income:
  Dividends from investments in portfolio shares.........    $    3,310    $       102    $   158,981   $    18,134   $         --
Expenses:
  Mortality and expense risk fees........................         3,366          1,896          9,783           920         18,429
  Administrative fees....................................           404            227          1,174           110          2,212
-----------------------------------------------------------------------------------------------------------------------------------
    Total expenses.......................................         3,770          2,123         10,957         1,030         20,641
-----------------------------------------------------------------------------------------------------------------------------------
      Net investment income (loss).......................          (460)        (2,021)       148,024        17,104        (20,641)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
  (depreciation) of investments:
     Net realized gains (losses) on sales of investments
       in portfolio shares...............................       (11,087)          (736)       (16,190)       (1,355)        12,267
     Net change in unrealized appreciation (depreciation)
       of investments in portfolio shares................       112,132          9,356         22,457         6,129         40,232
-----------------------------------------------------------------------------------------------------------------------------------
         Net gain (loss) on investments in
           portfolio shares..............................       101,045          8,620          6,267         4,774         52,499
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets
           from operations...............................    $  100,585    $     6,599    $   154,291   $    21,878   $     31,858
===================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE PERIOD FEBRUARY 12, 1998 THROUGH DECEMBER 31, 1998

                                                                                                                       NEUBERGER
                                                                                                                         BERMAN
                                                                                                                        ADVISERS
                                                                                                                       MANAGEMENT
                                                                  LAZARD RETIREMENT                                      TRUST
                                                                  SERIES PORTFOLIOS                                    PORTFOLIOS
                                                             --------------------------                               -------------
                                                                                                          MITCHELL
                                                                                          LORD ABBETT     HUTCHINS
                                                                                          SERIESTRUST   SERIES TRUST      LIMITED
                                                                                           GROWTH AND    GROWTH AND      MATURITY
                                                               EQUITY       SMALL CAP        INCOME        INCOME          BOND
===================================================================================================================================
Changes from operations:
  Net investment income (loss)...........................    $     (460)   $    (2,021)   $   148,024   $    17,104   $    (20,641)
  Net realized gains (losses) on sales of investments
    in portfolio shares..................................       (11,087)          (736)       (16,190)       (1,355)        12,267
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares...................       112,132          9,356         22,457         6,129         40,232
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase in net assets from operations.........       100,585          6,599        154,291        21,878         31,858
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments.........................       876,175        421,467      2,410,638       238,350      3,759,396
  Contract redemptions...................................       (16,447)        (5,060)       (37,669)       (1,623)       (21,138)
  Net transfers..........................................        68,950          1,016         67,663         2,093       (609,874)
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets
      from contract owners' transactions.................       928,678        417,423      2,440,632       238,820     3 ,128,384
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase in net assets......................     1,029,263        424,022      2,594,923       260,698      3,160,242
-----------------------------------------------------------------------------------------------------------------------------------
  Net assets, beginning of period........................            --             --             --            --             --
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period.......................    $1,029,263    $   424,022    $ 2,594,923   $   260,698   $  3,160,242
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

  NEUBERGER
   BERMAN
  ADVISERS
  MANAGEMENT       STRONG
    TRUST         VARIABLE
  PORTFOLIOS     INSURANCE
 (CONTINUED)       FUNDS                                  VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
----------------------------                      -------------------------------------------------------
                                   STRONG
                   MID CAP      OPPORTUNITY                    EMERGING          HARD             REAL         MVA        COMBINED
 PARTNERS         GROWTH II      FUND II          BOND         MARKETS          ASSETS           ESTATE       1 YEAR       TOTAL
===================================================================================================================================

$        --      $       --     $    12,544   $       --     $      --       $       --      $       --    $       --   $1,088,426

     14,590           2,289           7,328        1,464         1,021              306             891            --      378,316
      1,751             275             879          176           122               37             106            --       45,397
-----------------------------------------------------------------------------------------------------------------------------------
     16,341           2,564           8,207        1,640         1,143              343             997            --      423,713
-----------------------------------------------------------------------------------------------------------------------------------
    (16,341)         (2,564)          4,337       (1,640)       (1,143)            (343)           (997)           --      664,713
-----------------------------------------------------------------------------------------------------------------------------------



    (31,441)           (133)        (10,406)       7,950       (11,927)          (6,210)         (1,023)           --     (516,677)

    156,637          93,031         113,013        7,720        (9,923)            (301)         (3,072)           --    7,646,351
-----------------------------------------------------------------------------------------------------------------------------------

    125,196          92,898         102,607       15,670       (21,850)          (6,511)         (4,095)           --    7,129,674
-----------------------------------------------------------------------------------------------------------------------------------

$   108,855      $   90,334     $   106,944   $   14,030     $ (22,993)      $   (6,854)     $   (5,092)           --   $7,794,387
===================================================================================================================================




  NEUBERGER
   BERMAN
  ADVISERS
  MANAGEMENT       STRONG
    TRUST         VARIABLE
  PORTFOLIOS     INSURANCE
 (CONTINUED)       FUNDS                                  VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
----------------------------                      ---------------------------------------------------
                                   STRONG
                   MID CAP      OPPORTUNITY                    EMERGING          HARD         REAL          MVA          COMBINED
 PARTNERS         GROWTH II      FUND II          BOND         MARKETS          ASSETS       ESTATE       1 YEAR          TOTAL
===================================================================================================================================

$   (16,341)     $   (2,564)    $     4,337   $   (1,640)    $  (1,143)     $     (343)   $     (997)   $       --    $    664,713

    (31,441)           (133)        (10,406)       7,950       (11,927)         (6,210)       (1,023)           --        (516,677)

    156,637          93,031         113,013        7,720        (9,923)           (301)       (3,072)           --       7,646,351
-----------------------------------------------------------------------------------------------------------------------------------
    108,855          90,334         106,944       14,030       (22,993)         (6,854)       (5,092)           --       7,794,387
-----------------------------------------------------------------------------------------------------------------------------------

  2,802,173         565,903       1,665,434      367,032       261,623          94,936       215,374       175,272      95,358,778
    (12,839)         (1,429)         (6,171)      (3,447)       (6,492)             --          (600)           --        (690,158)
    205,084          15,164         212,388      (31,892)       11,332             (18)        8,585       (55,253)        356,451
-----------------------------------------------------------------------------------------------------------------------------------

  2,994,418         579,638      1,871,651       331,693       266,463          94,918       223,359       120,019      95,025,071
-----------------------------------------------------------------------------------------------------------------------------------
  3,103,273         669,972      1,978,595       345,723       243,470          88,064       218,267       120,019     102,819,458
-----------------------------------------------------------------------------------------------------------------------------------
         --              --             --            --            --              --            --            --              --
-----------------------------------------------------------------------------------------------------------------------------------
$ 3,103,273      $  669,972     $1,978,595    $  345,723     $ 243,470      $   88,064    $  218,267    $  120,019    $102,819,458
===================================================================================================================================

                                                                              15

CONSECO VARIABLE ANNUITY ACCOUNT F

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 1999 AND 1998

--------------------------------------------------------------------------------

(1) GENERAL

   Conseco Variable Insurance Company (the "Company") has established two separate accounts within Conseco Variable Annuity Account F ("Account F"). Both accounts were established on September 26, 1997, and commenced operations on February 12, 1998. Account F is a segregated investment account for individual and group variable annuity contracts which are registered under the Securities Act of 1933. One account, also named Conseco Variable Annuity Account F ("Variable Account"), which serves the variable annuity portion of the contract, is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The other account, Conseco Variable Market Value Adjustment Account ("MVA"), offers investment options which pay fixed rates of interest as declared by the Company for specified periods (one, three and five years) from the date amounts are allocated to the MVA. The MVA is not registered as an investment company under the Investment Company Act of 1940. The operations of Account F are included in the operations of the Company pursuant to the provisions of the Texas Insurance Code. The Company is an indirect wholly owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company listed on the New York Stock Exchange.

   Besides the three guarantee periods of the MVA option, the following Variable Account investment options are currently available:

THE ALGER AMERICAN FUND
   Growth Portfolio
   Leveraged AllCap Portfolio
   MidCap Growth Portfolio
   Small Capitalization Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   Income and Growth Fund
   International Fund
   Value Fund

BERGER INSTITUTIONAL PRODUCTS TRUST
   100 Fund
   Growth and Income Fund
   Small Company Growth Fund
   BIAM International Fund

CONSECO SERIES TRUST
   Balanced Portfolio
   Equity Portfolio
   Fixed Income Portfolio
   Government Securities Portfolio
   Money Market Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

DREYFUS STOCK INDEX FUND

DREYFUS VARIABLE INVESTMENT FUND
   International Value Portfolio
   Disciplined Stock Portfolio

FEDERATED INSURANCE SERIES
   High Income Bond Fund II
   International Equity Fund II
   Utility Fund II

INVESCO VARIABLE INVESTMENT FUNDS, INC.
   Equity Income Fund
   High Yield Fund

JANUS ASPEN SERIES
   Aggressive Growth Portfolio
   Growth Portfolio
   Worldwide Growth Portfolio

LAZARD RETIREMENT SERIES, INC.
   Equity Portfolio
   Small Cap Portfolio

LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio
MITCHELL HUTCHINS SERIES TRUST
   Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
   Limited Maturity Bond Portfolio
   Partners Portfolio

STRONG VARIABLE INSURANCE FUNDS, INC.
   Mid Cap Growth Fund II

STRONG OPPORTUNITY FUND II, INC.

VAN ECK WORLDWIDE INSURANCE TRUST
   Worldwide Bond Fund
   Worldwide Emerging Markets Fund
   Worldwide Hard Assets Fund
   Worldwide Real Estate Fund

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION, TRANSACTIONS AND INCOME

   Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account F does not hold any investments which are restricted as to resale.

   Net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of the Variable Account as of the beginning of the valuation date.

FEDERAL INCOME TAXES

   No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account F are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized gains (losses) are retained in Account F and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

CONSECO VARIABLE ANNUITY ACCOUNT F

DECEMBER 31, 1999 AND 1998

--------------------------------------------------------------------------------

ANNUITY RESERVES

   Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.


(3) PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

   The aggregate cost of purchases of investments in portfolio shares was $428,880,284 and $110,554,029 for the year ended December 31, 1999 and the period February 12, 1998 through December 31, 1998, respectively. The aggregate proceeds from sales of investments in portfolio shares were $96,341,276 and $14,871,886 for the year ended December 31, 1999 and the period February 12, 1998 through December 31, 1998, respectively.


(4) DEDUCTIONS AND EXPENSES

   Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

   The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

   The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. The Company deducts daily from the Variable Account a fee, which is equal on an annual basis to 1.25 percent of the daily value of the total investments of the Variable Account, for assuming the mortality and expense risks. These fees were $3,311,496 and $378,316 for the year ended December 31, 1999 and the period February 12, 1998 through December 31, 1998, respectively.

   Pursuant to an agreement between the Variable Account and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to the Variable Account, as well as a minimum death benefit prior to retirement for the contracts. The Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 7.00 percent based upon the number of years the contract has been held. In addition, the Company deducts units from individual contracts annually and upon full surrender to cover an administrative fee of $30, unless the value of the contract is $50,000 or greater. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. Sales and administrative charges were $366,942 for the year ended December 31, 1999. There were no sales and administrative charges for the period February 12, 1998 through December 31, 1998. The Company also deducts daily from the Variable Account a fee, which is equal on an annual basis to 0.15 percent of the daily value of the total investments of the Variable Account, for administrative expenses. These expenses were $397,379 and $45,397 for the year ended December 31, 1999 and the period February 12, 1998 through December 31, 1998, respectively.

The MVA account is subject to a market value adjustment if the amounts are withdrawn prior to the end of the guarantee period (with certain exceptions). The adjustment can be positive or negative depending on changes in the U.S. Treasury rates during the holding period of the MVA contract. The adjustment charges were $16 and $527 for the year ended December 31, 1999 and the period February 12, 1998, through December 31, 1998, respectively.

(5)  OTHER TRANSACTIONS WITH AFFILIATES

   Conseco Equity Sales, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company through various retail broker/dealers including Conseco Securities, Inc. (formerly Conseco Financial Services, Inc. prior to its name change in August
1999) an affiliate of the Company.

(6)  NET ASSETS

   Net assets consisted of the following at December 31, 1999:

--------------------------------------------------------------------------------

Proceeds from the sales of units since organization,
  less cost of units redeemed..............................   $ 416,949,925
Undistributed net investment income........................      10,988,212
Undistributed net realized gain on sales of investments....       7,544,908
Net unrealized appreciation of investments.................      82,843,636
--------------------------------------------------------------------------------
Net assets.................................................   $ 518,326,681
================================================================================

REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF DIRECTORS OF CONSECO VARIABLE
INSURANCE COMPANY AND CONTRACT OWNERS OF
CONSECO VARIABLE ANNUITY ACCOUNT F

   In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Variable Annuity Account F (the "Account") at December 31, 1999, and the results of its operations and the changes in its net assets for the year ended December 31, 1999 and from inception (February 12, 1998) through December 31, 1998, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio shares owned at December 31, 1999 by correspondence with the funds, provide a reasonable basis for the opinion expressed above.



/s/ PRICEWATERHOUSECOOPERS LLP
------------------------------
PRICEWATERHOUSECOOPERS LLP

Indianapolis, Indiana
February 10, 2000



18



                        REPORT OF INDEPENDENT ACCOUNTANTS




To the Shareholder and Board of Directors
Conseco Variable Insurance Company

     In our opinion, the accompanying balance sheet and the related statements of operations, shareholder's equity and cash flows present fairly, in all material respects, the financial position of Conseco Variable Insurance Company (the "Company") at December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.




                                            /s/ PricewaterhouseCoopers LLP
                                            --------------------------------
                                            PricewaterhouseCoopers LLP


April 13, 2000



                       CONSECO VARIABLE INSURANCE COMPANY

                                  BALANCE SHEET
                           December 31, 1999 and 1998
                              (Dollars in millions)


                                     ASSETS


                                                                                            1999             1998
                                                                                            ----             ----

Investments:
    Actively managed fixed maturities at fair value (amortized cost:
       1999 - $1,491.8; 1998 - $1,520.5)...............................................  $1,398.7           $1,524.1
    Equity securities at fair value (cost: 1999 - $47.8 million; 1998 - $46.0 million).      49.8               45.7
    Mortgage loans.....................................................................     108.0              110.2
    Policy loans.......................................................................      75.5               79.6
    Other invested assets .............................................................      50.8              120.3
                                                                                         --------           --------

          Total investments............................................................   1,682.8            1,879.9

Cash and cash equivalents..............................................................      81.5               48.4
Accrued investment income..............................................................      35.6               30.5
Cost of policies purchased.............................................................     131.6               98.0
Cost of policies produced..............................................................     147.6               82.5
Reinsurance receivables................................................................      26.4               22.2
Goodwill...............................................................................      45.3               46.7
Assets held in separate accounts.......................................................   1,457.0              696.4
Other assets...........................................................................       6.0                7.1
                                                                                         --------           --------

          Total assets.................................................................  $3,613.8           $2,911.7
                                                                                         ========           ========





















                            (continued on next page)



                          The accompanying notes are an
                         integral part of the financial
                                   statements.



                       CONSECO VARIABLE INSURANCE COMPANY

                            BALANCE SHEET (Continued)
                           December 31, 1999 and 1998
                 (Dollars in millions, except per share amount)


                      LIABILITIES AND SHAREHOLDER'S EQUITY


                                                                                            1999             1998
                                                                                            ----             ----

Liabilities:
    Insurance liabilities:
       Interest-sensitive products.....................................................  $1,289.2           $1,365.2
       Traditional products............................................................     242.8              246.2
       Claims payable and other policyholder funds.....................................      64.1               62.6
       Liabilities related to separate accounts........................................   1,457.0              696.4
    Income tax liabilities.............................................................      33.4               37.5
    Investment borrowings..............................................................     135.1               65.7
    Other liabilities..................................................................      16.5               33.0
                                                                                         --------           --------

            Total liabilities..........................................................   3,238.1            2,506.6
                                                                                         --------           --------

Shareholder's equity:
    Common stock and additional paid-in capital (par value $4.80 per share, 1,065,000
       shares authorized,  1,043,565 shares issued and outstanding)....................     380.8              380.8
    Accumulated other comprehensive loss...............................................     (28.4)               (.8)
    Retained earnings..................................................................      23.3               25.1
                                                                                         --------           --------

            Total shareholder's equity.................................................     375.7              405.1
                                                                                         --------           --------

            Total liabilities and shareholder's equity.................................  $3,613.8           $2,911.7
                                                                                         ========           ========























                          The accompanying notes are an
                         integral part of the financial
                                   statements.


                       CONSECO VARIABLE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
              for the years ended December 31, 1999, 1998 and 1997
                              (Dollars in millions)


                                                                         1999              1998            1997
                                                                         ----              ----            ----

Revenues:
    Insurance policy income..........................................    $ 72.1           $ 73.6            $ 75.7
    Net investment income............................................     297.6            198.0             222.6
    Net gains (losses) from sale of investments......................     (10.0)            18.5              13.3
                                                                         ------           ------            ------

          Total revenues.............................................     359.7            290.1             311.6
                                                                         ------           ------            ------

Benefits and expenses:
    Insurance policy benefits........................................     266.8            170.6             191.0
    Amortization.....................................................      13.8             33.6              27.1
    Other operating costs and expenses...............................      40.3             38.7              32.2
                                                                         ------           ------            ------

          Total benefits and expenses................................     320.9            242.9             250.3
                                                                         ------           ------            ------

          Income before income taxes.................................      38.8             47.2              61.3

Income tax expense...................................................      13.6             16.6              22.1
                                                                         ------           ------            ------

          Net income.................................................    $ 25.2           $ 30.6            $ 39.2
                                                                         ======           ======            ======




























                          The accompanying notes are an
                         integral part of the financial
                                   statements.



                       CONSECO VARIABLE INSURANCE COMPANY

                        STATEMENT OF SHAREHOLDER'S EQUITY
              for the years ended December 31, 1999, 1998 and 1997
                              (Dollars in millions)

                                                                            Common stock       Accumulated other
                                                                           and additional        comprehensive     Retained
                                                              Total        paid-in capital       income (loss)     earnings
                                                              -----        ---------------       -------------     --------

Balance, December 31, 1996.................................   $396.9          $380.8               $ (4.6)         $ 20.7

   Comprehensive income, net of tax:
     Net income............................................     39.2             -                    -              39.2
     Change in unrealized appreciation (depreciation) of
       securities (net of applicable income tax expense
        of $7.2)...........................................     13.3             -                   13.3             -
                                                              ------

         Total comprehensive income........................     52.5             -                    -               -

   Dividends on common stock...............................    (32.5)            -                    -             (32.5)
                                                              ------          ------               ------          ------

Balance, December 31, 1997.................................    416.9           380.8                  8.7            27.4

   Comprehensive income, net of tax:
     Net income............................................     30.6             -                    -              30.6
     Change in unrealized appreciation (depreciation) of
       securities (net of applicable income tax benefit
        of $5.1)...........................................     (9.5)            -                   (9.5)            -
                                                              ------

         Total comprehensive income........................     21.1

   Dividends on common stock...............................    (32.9)            -                    -             (32.9)
                                                              ------          ------               ------          ------

Balance, December 31, 1998.................................    405.1           380.8                  (.8)           25.1

Comprehensive loss, net of tax:
   Net income..............................................     25.2             -                    -              25.2
   Change in unrealized depreciation of securities (net
     of applicable income tax benefit of $15.7 million)....    (27.6)            -                  (27.6)            -
                                                              ------

         Total comprehensive loss..........................     (2.4)

   Dividends on common stock...............................    (27.0)            -                    -             (27.0)
                                                              ------          ------               ------          ------

Balance, December 31, 1999.................................   $375.7          $380.8               $(28.4)         $ 23.3
                                                              ======          ======               ======          ======












                          The accompanying notes are an
                         integral part of the financial
                                   statements.



                       CONSECO VARIABLE INSURANCE COMPANY

                             STATEMENT OF CASH FLOWS
              for the years ended December 31, 1999, 1998 and 1997
                              (Dollars in millions)


                                                                         1999              1998             1997
                                                                         ----              ----             ----

Cash flows from operating activities:
   Net income........................................................ $    25.2        $    30.6           $  39.2
     Adjustments to reconcile net income to net
       cash provided by operating activities:
         Amortization................................................      13.8             43.0              27.1
         Income taxes................................................      11.4             (1.2)              6.7
         Insurance liabilities.......................................     162.6            120.0              95.2
         Accrual and amortization of investment income...............     (11.4)             1.6                .3
         Deferral of cost of policies produced.......................     (62.7)           (35.3)            (31.8)
         Net (gains) losses from sale of investments.................      10.0            (18.5)            (13.3)
         Other.......................................................        .7            (38.3)             (4.6)
                                                                      ---------        ---------           -------

         Net cash provided by operating activities...................     149.6            101.9             118.8
                                                                      ---------        ---------           -------

Cash flows from investing activities:
   Sales of investments..............................................     904.8          1,185.0             755.2
   Maturities and redemptions........................................     109.0            145.5             150.4
   Purchases of investments..........................................  (1,502.0)        (1,420.7)           (923.5)
                                                                      ---------        ---------           -------

         Net cash used by investing activities.......................    (488.2)           (90.2)            (17.9)
                                                                      ---------        ---------           -------

Cash flows from financing activities:
   Deposits to insurance liabilities.................................     654.1            400.4             255.9
   Investment borrowings.............................................      69.4              4.7              12.6
   Withdrawals from insurance liabilities............................    (324.8)          (385.0)           (302.2)
   Dividends paid on common stock....................................     (27.0)           (32.9)            (32.5)
                                                                      ---------        ---------           -------

         Net cash provided (used) by financing activities............     371.7            (12.8)            (66.2)
                                                                      ---------        ---------           -------

         Net increase (decrease) in cash and cash equivalents........      33.1             (1.1)             34.7

Cash and cash equivalents, beginning of year.........................      48.4             49.5              14.8
                                                                      ---------        ---------           -------

Cash and cash equivalents, end of year............................... $    81.5        $    48.4           $  49.5
                                                                      =========        =========           =======













                         The accompanying notes are an
                         integral part of the financial
                                  statements.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES

     Basis of Presentation

     Conseco Variable Insurance Company ("we" or the "Company") markets tax-qualified annuities and certain employee benefit-related insurance products through professional independent agents. Prior to its name change in October 1998, the Company was named Great American Reserve Insurance Company. Since August 1995, the Company has been a wholly owned subsidiary of Conseco, Inc. ("Conseco"), a financial services holding company operating throughout the United States. Conseco's life insurance subsidiaries develop, market and administer supplemental health insurance, annuity, individual life insurance, individual and group major medical insurance and other insurance products. Conseco's finance subsidiaries originate, purchase, sell and service consumer and commercial finance loans. On March 31, 2000, Conseco announced its plan to explore the sale of its finance subsidiaries and its hiring of Lehman Brothers to assist in the planned sale.

     The following summary explains the accounting policies we use to arrive at the more significant numbers in our financial statements. We prepare our financial statements in accordance with generally accepted accounting principles ("GAAP"). We follow the accounting standards established by the Financial Accounting Standards Board, the American Institute of Certified Public Accountants and the Securities and Exchange Commission. We reclassified certain amounts in our 1998 and 1997 financial statements and notes to conform with the 1999 presentation.

     Investments

     Fixed maturities are securities that mature more than one year after issuance and include bonds, notes receivable and redeemable preferred stock. Fixed maturities that we may sell prior to maturity are classified as actively managed and are carried at estimated fair value, with any unrealized gain or loss, net of tax and related adjustments, recorded as a component of shareholder's equity. Fixed maturity securities that we intend to sell in the near term are classified as trading and included in other invested assets. We include any unrealized gain or loss on trading securities in net investment gains.

     Equity securities include investments in common stocks and non-redeemable preferred stock. We carry these investments at estimated fair value. We record any unrealized gain or loss, net of tax and related adjustments, as a component of shareholder's equity.

     Mortgage loans held in our investment portfolio are carried at amortized unpaid balances, net of provisions for estimated losses.

     Policy loans are stated at their current unpaid principal balances.

     Other invested assets include trading securities and certain non-traditional investments. Non-traditional investments include investments in certain limited partnerships, mineral rights and promissory notes; we account for them using either the cost method, or for investments in partnerships over whose operations the Company exercises significant influence, the equity method.

     We defer any fees received or costs incurred when we originate investments (primarily mortgage loans). We amortize fees, costs, discounts and premiums as yield adjustments over the contractual lives of the investments. We consider anticipated prepayments on mortgage-backed securities in determining estimated future yields on such securities.

     When we sell a security (other than a trading security), we report the difference between our sale proceeds and its amortized cost (determined based on specific identification) as an investment gain or loss.

     We regularly evaluate all of our investments based on current economic conditions, credit loss experience and other investee-specific developments. If there is a decline in a security's net realizable value that is other than temporary, we treat it as a realized loss and reduce our cost basis of the security to its estimated fair value.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

     Cash and Cash Equivalents

     Cash and cash equivalents include commercial paper, invested cash and other investments purchased with maturities of less than three months. We carry them at amortized cost, which approximates their estimated fair value.

     Separate Accounts

     Separate accounts are funds on which investment income and gains or losses accrue directly to certain policyholders. The assets of these accounts are legally segregated. They are not subject to the claims that may arise out of any other business of the Company. We report separate account assets at market value; the underlying investment risks are assumed by the contract holders. We record the related liabilities at amounts equal to the market value of the underlying assets. We record the fees earned for administrative and contractholder services performed for the separate accounts in insurance policy income.

     Cost of Policies Produced

     The costs that vary with, and are primarily related to, producing new insurance business are referred to as cost of policies produced. We amortize these costs using the interest rate credited to the underlying policy: (i) in relation to the estimated gross profits for universal life-type and investment-type products; or (ii) in relation to future anticipated premium revenue for other products.

     When we realize a gain or loss on investments backing our universal life or investment-type products, we adjust the amortization to reflect the change in estimated gross profits from the products due to the current realized gain or loss and the effect of the event on future investment yields. We also adjust the cost of policies produced for the change in amortization that would have been recorded if actively managed fixed maturity securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. We include the impact of this adjustment in accumulated other comprehensive income
(loss) within shareholder's equity.

     Each year, we evaluate the recoverability of the unamortized balance of the cost of policies produced. We consider estimated future gross profits or future premiums, expected mortality or morbidity, interest earned and credited rates, persistency and expenses in determining whether the balance is recoverable.

     Cost of Policies Purchased

     The cost assigned to the right to receive future cash flows from contracts existing at the date of an acquisition is referred to as the cost of policies purchased. The balance of this account is amortized, evaluated for recovery, and adjusted for the impact of unrealized gains (losses) in the same manner as the cost of policies produced described above.

     The discount rate we use to determine the value of the cost of policies purchased is the rate of return we need to earn in order to invest in the business being acquired. In determining this required rate of return, we consider many factors including: (i) the magnitude of the risks associated with each of the actuarial assumptions used in determining expected future cash flows; (ii) the cost of our capital required to fund the acquisition; (iii) the likelihood of changes in projected future cash flows that might occur if there are changes in insurance regulations and tax laws; (iv) the acquired company's compatibility with other Company activities that may favorably affect future cash flows; (v) the complexity of the acquired company; and (vi) recent prices (i.e., discount rates used in determining valuations) paid by others to acquire similar blocks of business.

     Goodwill

     Goodwill is the excess of the amount paid to acquire the Company over the fair value of its net assets. Our analysis indicates that the anticipated ongoing cash flows from the earnings of the Company extends significantly beyond the maximum 40-year period allowed for goodwill amortization. Accordingly, we amortize goodwill on the straight-line basis generally over a 40-year period. At December 31, 1999, the total accumulated amortization of goodwill was $16.1 million. We continually
                                       F-8

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

monitor the value of our goodwill based on our estimates of future earnings. We determine whether goodwill is fully recoverable from projected undiscounted net cash flows from our earnings over the remaining amortization period. If we were to determine that changes in such projected cash flows no longer support the recoverability of goodwill over the remaining amortization period, we would reduce its carrying value with a corresponding charge to expense or shorten the amortization period (no such changes have occurred).

     Recognition of Insurance Policy Income and Related Benefits and Expenses on Insurance Contracts

     Generally, we recognize insurance premiums for traditional life and accident and health contracts as earned over the premium-paying periods. We establish reserves for future benefits on a net-level premium method based upon assumptions as to investment yields, mortality, morbidity, withdrawals and dividends. We record premiums for universal life-type and investment-type contracts that do not involve significant mortality or morbidity risk as deposits to insurance liabilities. Revenues for these contracts consist of mortality, morbidity, expense and surrender charges. We establish reserves for the estimated present value of the remaining net costs of all reported and unreported claims.

     Reinsurance

     In the normal course of business, we seek to limit our exposure to loss on any single insured or to certain groups of policies by ceding reinsurance to other insurance enterprises. We currently retain no more than $.5 million of mortality risk on any one policy. We diversify the risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ratings. If any reinsurer could not meet its obligations, the Company would assume the liability. The likelihood of a material loss being incurred as the result of the failure of one of our reinsurers is considered remote. The cost of reinsurance is recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policy. The cost of reinsurance ceded totaled $23.1 million, $21.0 million and $24.2 million in 1999, 1998 and 1997, respectively. A receivable is recorded for the reinsured portion of insurance policy benefits paid and liabilities for insurance products. Reinsurance recoveries netted against insurance policy benefits totaled $20.8 million, $21.8 million and $14.9 million in 1999, 1998 and 1997, respectively.

     Income Taxes

     Our income tax expense includes deferred income taxes arising from temporary differences between the tax and financial reporting bases of assets and liabilities. In assessing the realization of deferred income tax assets, we consider whether it is more likely than not that the deferred income tax assets will be realized. The ultimate realization of deferred income tax assets depends upon generating future taxable income during the periods in which temporary differences become deductible. If future income is not generated as expected, deferred income tax assets may need to be written off (no such write-offs have occurred).

     Investment Borrowings

     As part of our investment strategy, we may enter into reverse repurchase agreements and dollar-roll transactions to increase our investment return or to improve our liquidity. We account for these transactions as collateral borrowings, where the amount borrowed is equal to the sales price of the underlying securities. Reverse repurchase agreements involve a sale of securities and an agreement to repurchase the same securities at a later date at an agreed-upon price. Dollar rolls are similar to reverse repurchase agreements except that, with dollar rolls, the repurchase involves securities that are only substantially the same as the securities sold. Such borrowings averaged $137.7 million during 1999 and $66.0 million during 1998. These borrowings were collateralized by investment securities with fair values approximately equal to the loan value. The weighted average interest rate on short-term collateralized borrowings was 5.0 percent and 4.4 percent in 1999 and 1998, respectively. The primary risk associated with short-term collateralized borrowings is that a counterparty will be unable to perform under the terms of the contract. Our exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments (such excess was not material at December 31, 1999). We believe the counterparties to our reverse repurchase and dollar-roll agreements are financially responsible and that the counterparty risk is minimal.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

     Use of Estimates

     When we prepare financial statements in conformity with GAAP, we are required to make estimates and assumptions that significantly affect various reported amounts of assets and liabilities, and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reporting periods. For example, we use significant estimates and assumptions in calculating values for the cost of policies produced, the cost of policies purchased, goodwill, insurance liabilities, liabilities related to litigation, guaranty fund assessment accruals and deferred income taxes. If our future experience differs materially from these estimates and assumptions, our financial statements could be affected.

     Fair Values of Financial Instruments

     We use the following methods and assumptions to determine the estimated fair values of financial instruments:

     Investment securities. For fixed maturity securities (including redeemable preferred stocks) and for equity and trading securities, we use quotes from independent pricing services, where available. For investment securities for which such quotes are not available, we use values obtained from broker-dealer market makers or by discounting expected future cash flows using a current market rate appropriate for the yield, credit quality, and (for fixed maturity securities) the maturity of the investment being priced.

     Cash and cash equivalents. The carrying amount for these instruments approximates their estimated fair value.

     Mortgage loans and policy loans. We discount future expected cash flows for loans included in our investment portfolio based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. We aggregate loans with similar characteristics in our calculations.

     Other invested assets. We use quoted market prices, where available. When quotes are not available, we estimate the fair value based on: (i) discounted future expected cash flows; or (ii) independent transactions which establish a value for our investment. When we are unable to estimate a fair value, we assume a market value equal to carrying value.

     Insurance liabilities for interest-sensitive products. We discount future expected cash flows based on interest rates currently being offered for similar contracts with similar maturities.

     Investment borrowings. Due to the short-term nature of these borrowings (terms generally less than 30 days), estimated fair values are assumed to approximate the carrying amount reported in the balance sheet.

     Here are the estimated fair values of our financial instruments:

                                                                              1999                           1998
                                                                   ---------------------------   ------------------------
                                                                   Carrying           Fair       Carrying            Fair
                                                                    Amount            Value       Amount             Value
                                                                    ------            -----       ------             -----
                                                                                     (Dollars in millions)
Financial assets:
   Actively managed fixed maturities............................   $1,398.7        $1,398.7      $1,524.1        $1,524.1
   Equity securities ...........................................       49.8            49.8          45.7            45.7
   Mortgage loans...............................................      108.0           102.8         110.2           119.0
   Policy loans.................................................       75.5            75.5          79.6            79.6
   Other invested assets........................................       50.8            50.8         120.3           120.3
   Cash and cash equivalents....................................       81.5            81.5          48.4            48.4

Financial liabilities:
   Insurance liabilities for interest-sensitive products (1)....    1,289.2         1,289.2       1,365.2         1,365.2
   Investment borrowings........................................      135.1           135.1          65.7            65.7

                                      F-10

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

     (1) The estimated fair value of the liabilities for interest-sensitive products was approximately equal to its carrying value at December 31, 1999 and 1998. This was because interest rates credited on the vast majority of account balances approximate current rates paid on similar products and because these rates are not generally guaranteed beyond one year. We are not required to disclose fair values for insurance liabilities, other than those for interest-sensitive products . However, we take into consideration the estimated fair values of all insurance liabilities in our overall management of interest rate risk. We attempt to minimize exposure to changing interest rates by matching investment maturities with amounts due under insurance contracts.

     Recently Issued Accounting Standards

     Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133"), as amended by Statement of Financial Accounting Standards No. 137, "Deferral of the Effective Date of FASB Statement No. 133" requires all derivative instruments to be recorded on the balance sheet at estimated fair value. Changes in the fair value of derivative instruments are to be recorded each period either in current earnings or other comprehensive income, depending on whether a derivative is designated as part of a hedge transaction and, if it is, on the type of hedge transaction. SFAS 133 is required to be implemented in year 2001. We are currently evaluating the impact of SFAS 133; at present, we do not believe it will have a material effect on our consolidated financial position or results of operations. Because of ongoing changes to implementation guidance, we do not plan on adopting the new standard until the first quarter of 2001.

     We implemented the Statement of Position 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use" ("SOP 98-1") on January 1, 1999. SOP 98-1 defines internal use software and when the costs associated with internal use software should be capitalized. The implementation of SOP 98-1 did not have a material effect on our consolidated financial position or results of operations.

2.   INVESTMENTS:

     At December 31, 1999, the amortized cost and estimated fair value of actively managed fixed maturities and equity securities were as follows:

                                                                                        Gross         Gross      Estimated
                                                                         Amortized   unrealized    unrealized      fair
                                                                           cost         gains        losses        value
                                                                           ----          -----       ------        -----
                                                                                         (Dollars in millions)
Investment grade:
   Corporate securities................................................  $  840.6        $2.2        $59.3      $  783.5
   United States Treasury securities and obligations of
     United States government corporations and agencies................      15.5          .1           .7          14.9
   States and political subdivisions...................................      11.7         -            1.1          10.6
   Debt securities issued by foreign governments.......................      12.2         -            1.6          10.6
   Mortgage-backed securities .........................................     482.3          .2         22.7         459.8
Below-investment grade (primarily corporate securities)................     129.5         2.4         12.6         119.3
                                                                         --------        ----        -----      --------

     Total actively managed fixed maturities...........................  $1,491.8        $4.9        $98.0      $1,398.7
                                                                         ========        ====        =====      ========

Equity securities......................................................     $47.8        $3.9         $1.9         $49.8
                                                                            =====        ====         ====         =====

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

     At December 31, 1998, the amortized cost and estimated fair value of actively managed fixed maturities and equity securities were as follows:

                                                                                        Gross         Gross      Estimated
                                                                         Amortized   unrealized    unrealized      fair
                                                                           cost         gains        losses        value
                                                                           ----         -----        ------        -----
                                                                                      (Dollars in millions)
Investment grade:
   Corporate securities................................................  $  860.4       $20.7        $15.0      $  866.1
   United States Treasury securities and obligations of
     United States government corporations and agencies................      26.9          .8           .2          27.5
   States and political subdivisions...................................      17.3          .3          -            17.6
   Debt securities issued by foreign governments.......................      11.7         -             .8          10.9
   Mortgage-backed securities .........................................     487.4         8.0          1.2         494.2
Below-investment grade (primarily corporate securities)................     116.8         1.2         10.2         107.8
                                                                         --------       -----        -----      --------

     Total actively managed fixed maturities...........................  $1,520.5       $31.0        $27.4      $1,524.1
                                                                         ========       =====        =====      ========

Equity securities......................................................  $   46.0       $  .8        $ 1.1      $   45.7
                                                                         ========       =====        =====      ========

     Accumulated other comprehensive loss included in shareholder's equity as of December 31, 1999 and 1998, is summarized as follows:

                                                                                                        1999       1998
                                                                                                        ----       ----
                                                                                                     (Dollars in millions)

Unrealized gains (losses) on investments.............................................................  $(90.8)        .9
Adjustments to cost of policies purchased and cost of policies produced..............................    46.3       (2.1)
Deferred income tax benefit..........................................................................    16.1         .4
                                                                                                       ------      -----

       Accumulated other comprehensive loss..........................................................  $(28.4)     $ (.8)
                                                                                                       ======      =====

     The following table sets forth the amortized cost and estimated fair value of actively managed fixed maturities at December 31, 1999, by contractual maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Most of the mortgage-backed securities shown below provide for periodic payments throughout their lives.

                                                                                                                 Estimated
                                                                                                 Amortized         fair
                                                                                                   cost            value
                                                                                                   ----            -----
                                                                                                    (Dollars in millions)
Due in one year or less........................................................................   $    8.2      $    8.2
Due after one year through five years..........................................................       90.8          89.5
Due after five years through ten years.........................................................      279.9         259.6
Due after ten years............................................................................      628.2         579.4
                                                                                                  --------      --------

     Subtotal..................................................................................    1,007.1         936.7
Mortgage-backed securities (a).................................................................      484.7         462.0
                                                                                                  --------      --------

        Total actively managed fixed maturities ...............................................   $1,491.8      $1,398.7
                                                                                                  ========      ========

--------------------
(a) Includes below-investment grade mortgage-backed securities with an amortized
    cost  and   estimated   fair  value  of  $2.4  million  and  $2.2   million,
    respectively.


                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

       Net investment income consisted of the following:

                                                                                          1999         1998         1997
                                                                                          ----         ----         ----
                                                                                               (Dollars in millions)

Actively managed fixed maturity securities...........................................    $114.8        $118.4      $133.6
Equity securities....................................................................      12.2           3.2         1.7
Mortgage loans.......................................................................       9.9          12.1        16.4
Policy loans.........................................................................       4.8           5.1         5.4
Other invested assets................................................................       3.5          13.3         7.7
Cash and cash equivalents............................................................       2.1           2.9         3.4
Separate accounts....................................................................     151.8          44.1        55.7
                                                                                         ------        ------      ------

    Gross investment income..........................................................     299.1         199.1       223.9
Investment expenses..................................................................       1.5           1.1         1.3
                                                                                         ------        ------      ------

       Net investment income.........................................................    $297.6        $198.0      $222.6
                                                                                         ======        ======      ======

     The Company had no significant fixed maturity investments or mortgage loans that were not accruing investment income in 1999, 1998 and 1997.

     Investment gains (losses), net of investment expenses, were included in revenue as follows:

                                                                                           1999         1998         1997
                                                                                           ----         ----         ----
                                                                                                (Dollars in millions)
Fixed maturities:
    Gross gains........................................................................  $  8.6       $ 34.0        $20.6
    Gross losses.......................................................................   (14.5)       (12.4)        (5.1)
    Other than temporary decline in fair value.........................................    (1.3)         -            (.3)
                                                                                         ------       ------        -----

         Net investment gains (losses) from fixed maturities before expenses...........    (7.2)        21.6         15.2

Other..................................................................................      .7           .1          2.2
                                                                                         ------       ------        -----

         Net investment gains (losses) before expenses.................................    (6.5)        21.7         17.4
Investment expenses....................................................................     3.5          3.2          4.1
                                                                                         ------       ------        -----

         Net investment gains (losses).................................................  $(10.0)      $ 18.5        $13.3
                                                                                         ======       ======        =====

     At December 31, 1999, the mortgage loan balance was primarily comprised of commercial loans. Approximately 16 percent, 11 percent, 10 percent, 8 percent, 8 percent and 8 percent of the mortgage loan balance were on properties located in Michigan, Texas, Florida, California, Georgia and Tennessee, respectively. No other state comprised greater than 7 percent of the mortgage loan balance. Noncurrent mortgage loans were insignificant at December 31, 1999. At December 31, 1999, our allowance for loss on mortgage loans was $.3 million.

     Life insurance companies are required to maintain certain investments on deposit with state regulatory authorities. Such assets had an aggregate carrying value of $11.5 million at December 31, 1999.

     The Company had no investments in any single entity in excess of 10 percent of shareholder's equity at December 31, 1999, other than investments issued or guaranteed by the United States government or a United States government agency.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

3.   INSURANCE LIABILITIES:

     These liabilities consisted of the following:

                                                                                    Interest
                                                         Withdrawal    Mortality      rate
                                                         assumption   assumption   assumption      1999            1998
                                                         ----------   ----------   ----------      ----            ----
                                                                                                   (Dollars in millions)
   Future policy benefits:
     Interest-sensitive products:
       Investment contracts............................      N/A          N/A          (c)      $   976.7       $1,036.0
       Universal life-type contracts...................      N/A          N/A          N/A          312.5          329.2
                                                                                               ----------       --------

         Total interest-sensitive products.............                                           1,289.2        1,365.2
                                                                                                ---------       --------
     Traditional products:
       Traditional life insurance contracts............    Company        (a)         7.6%          137.0          139.9
                                                         experience
       Limited-payment contracts.......................    Company        (b)         7.5%          105.8          106.3
                                                         experience,                                      ----------       --------
                                                        if applicable


         Total traditional products....................                                             242.8          246.2
                                                                                               ----------       --------

   Claims payable and other policyholder funds ........      N/A          N/A          N/A           64.1           62.6
   Liabilities related to separate accounts............      N/A          N/A          N/A        1,457.0          696.4
                                                                                                ---------       --------

       Total...........................................                                          $3,053.1       $2,370.4
                                                                                                 ========       ========

-------------
     (a) Principally, modifications of the 1975 - 80 Basic, Select and Ultimate Tables.

     (b) Principally, the 1984 United States Population Table and the NAIC 1983 Individual Annuitant Mortality Table.

     (c) At December 31, 1999 and 1998, approximately 97 percent and 95 percent, respectively, of this liability represented account balances where future benefits are not guaranteed. The weighted average interest rate on the remainder of the liabilities representing the present value of guaranteed future benefits was approximately 6 percent at December 31, 1999.

4.   INCOME TAXES:

     Income tax liabilities were comprised of the following:

                                                                                                     1999           1998
                                                                                                     ----           ----
                                                                                                    (Dollars in millions)
Deferred income tax liabilities (assets):
    Investments (primarily actively managed fixed maturities)..................................     $  3.6         $  5.4
    Cost of policies purchased and cost of policies produced...................................       75.3           56.7
    Insurance liabilities......................................................................      (39.2)         (28.2)
    Unrealized depreciation....................................................................      (16.1)           (.4)
    Other......................................................................................       10.2           (2.2)
                                                                                                    ------         ------

         Deferred income tax liabilities.......................................................       33.8           31.3
Current income tax liabilities (assets)........................................................        (.4)           6.2
                                                                                                    ------         ------
         Income tax liabilities................................................................     $ 33.4         $ 37.5
                                                                                                    ======         ======

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

       Income tax expense was as follows:

                                                                                               1999       1998       1997
                                                                                               ----       ----       ----
                                                                                                  (Dollars in millions)
Current tax provision.....................................................................     $ 4.3      $20.8      $16.3
Deferred tax provision (benefit)..........................................................       9.3       (4.2)       5.8
                                                                                               -----      -----      -----

         Income tax expense...............................................................     $13.6      $16.6      $22.1
                                                                                               =====      =====      =====

     A reconciliation of the income tax provisions based on the U.S. statutory corporate tax rate to the provisions reflected in the statement of operations is as follows:

                                                                                                1999       1998       1997
                                                                                                ----       ----       ----
                                                                                                   (Dollars in millions)

Tax on income before income taxes at statutory rate.......................................      35.0%      35.0%      35.0%
State taxes...............................................................................       1.5        1.0         .7
Other.....................................................................................      (1.4)       (.8)        .3
                                                                                                ----       ----       ----

         Income tax expense...............................................................      35.1%      35.2%      36.0%
                                                                                                ====       ====       ====

5.   OTHER DISCLOSURES:

     Litigation

     The Company is involved on an ongoing basis in lawsuits related to its operations. Although the ultimate outcome of certain of such matters cannot be predicted, such lawsuits currently pending against the Company are not expected, individually or in the aggregate, to have a material adverse effect on the Company's financial condition, cash flows or results of operations.

     Guaranty Fund Assessments

     The balance sheet at December 31, 1999, includes: (i) accruals of $1.6 million, representing our estimate of all known assessments that will be levied against the Company by various state guaranty associations based on premiums written through December 31, 1999; and (ii) receivables of $1.1 million that we estimate will be recovered through a reduction in future premium taxes as a result of such assessments. These estimates are subject to change when the associations determine more precisely the losses that have occurred and how such losses will be allocated among the insurance companies. We recognized expense for such assessments of $1.1 million in 1999, $1.1 million in 1998 and $1.2 million in 1997.

     Related Party Transactions

     The Company operates without direct employees through management and service agreements with subsidiaries of Conseco. Fees for such services (including data processing, executive management and investment management services) are based on Conseco's direct and directly allocable costs plus a 10 percent margin. Total fees incurred by the Company under such agreements were $43.4 million in 1999, $37.8 million in 1998 and $36.7 million in 1997.

     During 1998 and 1997, the Company purchased $13.0 million and $11.2 million par value, respectively, of senior subordinated notes issued by subsidiaries of Conseco. The total carrying value of such notes purchased during 1998, 1997 and prior years was $45.5 million at December 31, 1998. Such notes are classified as "other invested assets" in the accompanying balance sheet. In 1999, all such notes were repurchased from the Company by Conseco or its subsidiaries.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

6.   OTHER OPERATING STATEMENT DATA:

     Insurance policy income consisted of the following:

                                                                                           1999         1998         1997
                                                                                           ----         ----         ----
                                                                                                (Dollars in millions)
Traditional products:
    Direct premiums collected.........................................................    $700.4        $445.8      $309.6
    Reinsurance assumed...............................................................      18.7          15.6        14.9
    Reinsurance ceded.................................................................     (23.1)        (21.0)      (24.2)
                                                                                          ------        ------      ------

          Premiums collected, net of reinsurance......................................     696.0         440.4       300.3
    Less premiums on universal life and products
       without mortality and morbidity risk which are
       recorded as additions to insurance liabilities ................................     654.1         400.4       255.9
                                                                                          ------        ------      ------
          Premiums on traditional products with mortality or morbidity risk,
             recorded as insurance policy income......................................      41.9          40.0        44.4
Fees and surrender charges on interest-sensitive products.............................      30.2          33.6        31.3
                                                                                          ------        ------      ------

          Insurance policy income.....................................................    $ 72.1        $ 73.6      $ 75.7
                                                                                          ======        ======      ======

     The five states with the largest shares of 1999 collected premiums were California (14 percent), Texas (14 percent), Florida (13 percent), Michigan (8.8 percent) and Indiana (5.2 percent). No other state accounted for more than 4 percent of total collected premiums.

     Changes in the cost of policies purchased were as follows:

                                                                                           1999         1998         1997
                                                                                           ----         ----         ----
                                                                                                (Dollars in millions)

Balance, beginning of year............................................................    $ 98.0       $106.4      $143.0
    Amortization......................................................................      (4.1)       (21.1)      (15.4)
    Amounts related to fair value adjustment of actively managed fixed maturities           37.7         11.8       (21.2)
    Other ............................................................................       -             .9         -
                                                                                          ------       ------      ------

Balance, end of year..................................................................    $131.6       $ 98.0      $106.4
                                                                                          ======       ======      ======

     Based on current conditions and assumptions as to future events on all policies in force, the Company expects to amortize approximately 9 percent of the December 31, 1999, balance of cost of policies purchased in 2000, 10 percent in 2001, 9 percent in 2002, 7 percent in 2003 and 6 percent in 2004. The discount rates used to determine the amortization of the cost of policies purchased ranged from 3.6 percent to 8.0 percent and averaged 5.8 percent.

     Changes in the cost of policies produced were as follows:

                                                                                           1999         1998         1997
                                                                                           ----         ----         ----
                                                                                                (Dollars in millions)

Balance, beginning of year............................................................    $ 82.5       $ 55.9       $38.2
    Additions.........................................................................      62.7         35.3        31.8
    Amortization......................................................................      (8.3)       (11.0)      (10.2)
    Amounts related to fair value adjustment of actively managed fixed maturities           10.7          2.3        (3.9)
                                                                                          ------       ------       -----

Balance, end of year..................................................................    $147.6       $ 82.5       $55.9
                                                                                          ======       ======       =====

                                      F-16

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

7.   STATEMENT OF CASH FLOWS:

     Income taxes paid during 1999, 1998, and 1997, were $2.1 million, $17.1 million and $14.8 million, respectively.

8.   STATUTORY INFORMATION:

     Statutory accounting practices prescribed or permitted by regulatory authorities for insurance companies differ from GAAP. The Company reported the following amounts to regulatory agencies:


                                                                                     1999            1998
                                                                                     ----            ----
                                                                                     (Dollars in millions)
   Statutory capital and surplus.................................................. $112.6           $134.0
   Asset valuation reserve........................................................   41.4             30.9
   Interest maintenance reserve...................................................   66.7             73.1
                                                                                   -------          ------

       Total...................................................................... $220.7           $238.0
                                                                                   ======           ======

     Our statutory net income was $14.6 million, $32.7 million and $32.7 million in 1999, 1998 and 1997, respectively. Statutory net income differs from net income presented in our financial statements prepared in accordance with GAAP, primarily because for GAAP reporting we are required to defer and amortize costs that vary with and are primarily related to the production of new business as described in note 1.

     State insurance laws generally restrict the ability of insurance companies to pay dividends or make other distributions. We may pay dividends to our parent in 2000 of $12.8 million without permission from state regulatory authorities.

     In 1998, the National Association of Insurance Commissioners adopted codified statutory accounting principles, which are expected to constitute the only source of prescribed statutory accounting practices and are effective in 2001. The changes to statutory accounting practices resulting from the codification are not expected to have a material effect on the statutory capital and surplus or statutory operating earnings data shown above.













                                      F-17





                                    PART C
                              OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

A.   FINANCIAL STATEMENTS

The financial statements of Conseco Variable Annuity Account F (the "Separate Account") and the financial statements of Conseco Variable Insurance Company (the "Company") are included in Part B hereof.

B.   EXHIBITS

1.   Resolution   of  Board  of  Directors  of  the  Company   authorizing   the
     establishment of the Separate Account.*

2.   Not Applicable.

3.  (i)  Form of Principal Underwriters Agreement.**
    (ii) Form of Selling Agreement.*

4.  (i)    Individual Fixed and Variable Deferred Annuity
           Contract.*
    (ii)   Allocated Fixed and Variable Group Annuity
           Contract.*
    (iii)  Allocated Fixed and Variable Group Annuity
           Certificate.*
    (iv)   Endorsement Amending MVA Provision+

5.   Application Form.*

6.  (i) Articles of Incorporation of the Company.*
   (ii) Articles of Amendment to the Articles of Incorporation of the Company
   (iii) Amended and Restated By-Laws of the Company.

7.   Not Applicable.

8. (i) Form of Fund Participation Agreement by and among The Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Incorporated.**

     (ii) Form of Fund Participation Agreement by and among Great American Reserve Insurance Company, Berger Institutional Products Trust and BBOI Worldwide LLC.**

     (iii)Form of Fund  Participation  by and  between  Great  American  Reserve
          Insurance   Company,   Insurance   Management   Series  and  Federated
          Securities Corp.**

     (iv) Form of Fund Participation between Great American Reserve Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.**

     (v) Form of Fund Participation Agreement by and between Lord Abbett Series Fund, Inc., Lord, Abbett and Co. and Great American Reserve Insurance Company.**

     (vi) Form of Fund  Participation  Agreement by and between American Century
          Investment  Services,   Inc.  and  Great  American  Reserve  Insurance
          Company.**

     (vii)Form  of  Fund   Participation   Agreement  between  INVESCO  Variable
          Investment Funds, Inc., INVESCO Funds Group, Inc. and the Company.***

    (viii) Form of Fund Participation Agreement between Rydex Variable Trust and the Company.

9.   Opinion and Consent of Counsel.

10.  Consent of Independent Accountants.

11.  Not Applicable.

12.  Not Applicable.

13.  Calculation of Performance Information.

14.  Not Applicable.

15. Company Organizational Chart.

27. Not Applicable.

*Incorporated by reference to Registrant's Form N-4 filed electronically on November 14, 1997.

**Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 filed electronically on February 3, 1998.

***Incorporated by reference to Great American Reserve Variable Annuity Account G, Form N-4, File Nos. 333-00373 and 811-07501, filed electronically on January 23, 1996.

+ Incorporated by reference to Registrant's Post-Effective Amendment No. 5 to Form N-4, File Nos. 333-40309 and 811-08483, filed electronically on March 2, 1999.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

     The following are the Executive Officers and Directors of the Company which are engaged directly or indirectly in activities relating to the Registrant or the Contracts offered by the Registrant:


Name and Principal              Position and Offices
  Business Address*                with Depositor
-------------------  ---------------------------------------

Ngaire E. Cuneo         Director

Stephen C. Hilbert      Director and Chairman of the Board

Rollin M. Dick          Director, Executive Vice President and
                        Chief Financial Officer

Thomas J. Kilian        Director and President

John J. Sabl            Director, Executive Vice President, General
                        Counsel and Secretary

James S. Adams          Senior Vice President, Chief Accounting Officer
                        and Treasurer

*The Principal business address for all officers and directors listed above is 11825 N. Pennsylvania Street, Carmel, Indiana 46032.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     The Company  organizational  chart is filed as Exhibit 15 herein.

ITEM 27. NUMBER OF CONTRACT OWNERS

     As of February 28, 2000, there were 5,096 Non-Qualified Contract Owners and 6,793 Qualified Contract Owners.

ITEM 28. INDEMNIFICATION

     The Bylaws (Article VI) of the Company provide, in part, that:

The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, "Agent") against expenses (including attorneys' fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.   PRINCIPAL UNDERWRITERS

(a) Conseco Equity Sales, Inc. is the principal underwriter for the following investment companies (other than the Registrant):
     Conseco Variable Annuity Account C
     Conseco Variable Annuity Account E
     Conseco Variable Annuity Account G
     Conseco Variable Annuity Account H
     Conseco Fund Group
     Rydex Advisor Variable Annuity Account
     BMA Variable Life Account A

(b) Conseco Equity Sales, Inc. ("CES") is the principal underwriter for the Contracts. The following persons are the officers and directors of CES. The principal business address for each officer and director of CES is 11815 N. Pennsylvania Street, Carmel, Indiana 46032.

     Name and Principal              Positions and Offices
     Business Address                  with Underwriter
 ------------------------  ---------------------------------------

     L. Gregory Gloeckner      President and Director

     William P. Kovacs         Vice President, General Counsel,
                               Secretary and Director

     James S. Adams            Senior Vice President, Chief Accounting Officer,
                               Treasurer and Director

     William T. Devanney, Jr.  Senior Vice President, Corporate
                               Taxes

     Christene H. Darnell      Vice President, Management
                               Reporting

     Donald B. Johnston        Vice President, Director Mutual Fund
                               Sales & Marketing


(c)   Not Applicable.

ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS

       Lowell Short, whose address is 11815 N. Pennsylvania Street, Carmel, IN 46032, maintains physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31.   MANAGEMENT SERVICES

     Not Applicable.

ITEM 32.   UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. Conseco Variable Insurance Company (the "Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


     e. The Securities and Exchange Commission (the "SEC") issued the American Counsel of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of
Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

          (1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

          (2)  Include   appropriate   disclosure   regarding   the   redemption
     restrictions imposed by Section 403 (b)(11) in any sales literature used in connection with the offer in the contract;

          (3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

          (4) Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

     The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (1) - (4) above have been complied with.




                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Carmel, and State of Indiana on this 20th day of April, 2000.

                               CONSECO VARIABLE ANNUITY
                               ACCOUNT F
                               Registrant

                           By: CONSECO VARIABLE INSURANCE COMPANY

                           By: /s/THOMAS J. KILIAN
                               ------------------------------




                           By: CONSECO VARIABLE INSURANCE COMPANY
                                Depositor

                           By: /s/THOMAS J. KILIAN
                               -------------------------------




As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE                        TITLE                    DATE
------------------------  --------------------------  ---------------

/s/NGAIRE E. CUNEO             Director                 4/20/00
------------------------                              -----------------
Ngaire E. Cuneo

/s/THOMAS J. KILIAN            Director                 4/20/00
------------------------                              -----------------
Thomas J. Kilian


                           Director and Chairman of
/s/STEPHEN C. HILBERT      of the Board (Principal      4/20/00
------------------------   Executive Officer)          -----------------
Stephen C. Hilbert

/s/ROLLIN M. DICK          Director, Executive Vice      4/20/00
------------------------   President and Chief         -----------------
Rollin M. Dick             Financial Officer
                           (Principal Financial
                           Officer)


/s/JOHN J. SABL            Director                      4/20/00
-----------------------                               ----------------
John J. Sabl

/s/JAMES S. ADAMS         Senior Vice President and      4/20/00
-----------------------   Treasurer (Chief Accounting ---------------
James S. Adams            Officer)


                        EXHIBITS TO POST-EFFECTIVE
                           AMENDMENT NO. 6 TO
                                FORM N-4

                            INDEX TO EXHIBITS




EX-99.B6(ii)      Articles of Amendment to the Articles of Incorporation
                  of the Company

EX-99.B6(iii)     Amended and Restated By-Laws of the Company

EX-99.B8(viii)    Form of Fund Participation Agreement between Rydex Variable
                  Trust and the Company

EX-99.B9          Opinion and Consent of Counsel

EX-99.B10         Consent of Independent Accountants

EX-99.B13         Calculation of Performance

EX-99.B15         Company Organizational Chart